UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Notes to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Notes to shareholders

The following changes to Fidelity® Balanced Fund were effective as of March 7, 2011:

• Matthew Friedman is no longer Co-Portfolio Manager of the fund's energy sector investments, which are solely managed by Co-Portfolio Manager Nathan Strik.

• Peter Saperstone was named Co-Portfolio Manager, replacing John Roth in managing the fund's consumer discretionary sector investments.

• The Multi-Manager Group (MMG) was renamed the Stock Selector Large Cap Group, recognizing stock selection as the dominant driver of performance within the portfolios it manages. There is no change in philosophy or process. The group includes experienced portfolio managers who are specialists in one or more market sectors and manage the equity portion of the fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	13.88%	3.09%	5.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Retail Class shares returned 13.88%, outperforming the 13.05% gain of the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. The fund was aided by security selection in equities and investment-grade bonds. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds contributed, while a small stake in high-yield bonds nicked relative performance. On an individual security basis, limited exposure to Bank of America was beneficial, as its shares fell sharply due to concern about capital requirements. Not owning networking gear maker and index component Cisco Systems and largely avoiding computer and peripherals firm Hewlett-Packard helped, as both lost ground. Conversely, not owning IBM and underweighting integrated energy firm Chevron hurt because both stocks saw strong advances. An out-of-index position in health information services provider WebMD Health detracted, mainly because its shares plunged in July. Some stocks mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Balanced	.60%
Actual		$ 1,000.00	$ 966.90	$ 2.97
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 967.10	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.6
Microsoft Corp.	1.5	1.0
Procter & Gamble Co.	1.3	1.2
Google, Inc. Class A	1.2	0.1
The Coca-Cola Co.	1.2	1.0
	8.1
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.8	8.9
U.S. Treasury Obligations	11.0	11.9
Freddie Mac	3.1	2.2
Ginnie Mae	2.4	2.3
Citigroup, Inc.	0.5	0.5
	29.8
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.1	14.1
Information Technology	11.9	11.8
Energy	8.9	9.3
Consumer Staples	7.4	6.5
Consumer Discretionary	7.2	7.6
Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Stocks and Equity Futures 59.6%		Stocks and Equity Futures 60.8%
	Bonds 44.7%		Bonds 39.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets† (4.7)%		Short-Term Investments and Net Other Assets† (0.7)%
* Foreign investments	12.2%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	372,748	$ 43
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	1,410,407	38,885
Betfair Group PLC (f)	2,135,799	21,380
Las Vegas Sands Corp. (a)	1,586,338	73,876
Pinnacle Entertainment, Inc. (a)	1,753,586	24,059
Starbucks Corp.	2,074,239	80,107
Yum! Brands, Inc.	1,732,234	94,182
		332,489
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	412,694	88,849
Priceline.com, Inc. (a)	199,124	106,981
		195,830
Media - 1.9%
DIRECTV (a)	2,594,247	114,069
Focus Media Holding Ltd. ADR (a)	392,204	12,300
Legend Pictures LLC (a)(r)(s)	8,571	6,428
The Walt Disney Co.	3,224,327	109,821
Time Warner, Inc.	3,976,935	125,910
		368,528
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,263,260	82,835
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	1,083,171	68,901
Limited Brands, Inc.	1,787,464	67,459
TJX Companies, Inc.	431,099	23,547
		159,907
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	587,177	16,065
Under Armour, Inc. Class A (sub. vtg.) (a)	245,997	17,431
VF Corp.	320,134	37,475
		70,971
TOTAL CONSUMER DISCRETIONARY		1,210,603
CONSUMER STAPLES - 6.8%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	634,550	35,029
Carlsberg A/S Series B	44,700	3,353
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	97,384	$ 5,454
Coca-Cola FEMSA SAB de CV sponsored ADR	70,725	6,986
Coca-Cola Icecek A/S	481,588	5,982
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	198,325	7,068
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,213,783	43,766
Diageo PLC sponsored ADR	562,302	45,130
Embotelladora Andina SA sponsored ADR	257,726	7,059
Molson Coors Brewing Co. Class B	1,042,828	45,624
PepsiCo, Inc.	1,124,854	72,474
Pernod-Ricard SA	373,450	33,532
Remy Cointreau SA	168,325	14,826
The Coca-Cola Co.	3,256,916	229,450
		555,733
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	3,261,896	117,135
Drogasil SA	391,400	3,073
Fresh Market, Inc.	14,100	544
Walgreen Co.	585,872	20,629
		141,381
Food Products - 0.5%
Archer Daniels Midland Co.	185,933	5,295
Bunge Ltd.	319,046	20,645
Danone	163,400	11,166
Green Mountain Coffee Roasters, Inc. (a)	42,500	4,451
Nestle SA	307,252	19,026
Unilever NV (NY Reg.)	598,231	20,340
Viterra, Inc.	321,800	3,424
		84,347
Household Products - 1.5%
Colgate-Palmolive Co.	324,967	29,237
Procter & Gamble Co.	4,062,395	258,693
Spectrum Brands Holdings, Inc. (a)	259,133	6,940
		294,870
Personal Products - 0.3%
Avon Products, Inc.	1,009,261	22,769
L'Oreal SA	296,100	32,240
Nu Skin Enterprises, Inc. Class A	84,779	3,585
		58,594
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	623,204	$ 16,945
British American Tobacco PLC sponsored ADR	1,513,054	135,585
Philip Morris International, Inc.	526,872	36,523
Souza Cruz Industria Comerico	564,500	7,049
		196,102
TOTAL CONSUMER STAPLES		1,331,027
ENERGY - 7.4%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	538,774	7,030
Baker Hughes, Inc.	1,382,895	84,509
C&J Energy Services, Inc. (a)(g)	374,800	8,818
Discovery Offshore S.A. (a)(g)	1,018,700	1,519
Ensco International Ltd. ADR	555,260	26,797
Halliburton Co.	2,488,898	110,432
Kvaerner ASA (a)	538,774	1,039
National Oilwell Varco, Inc.	710,055	46,949
Noble Corp.	1,089,708	36,789
Ocean Rig UDW, Inc. (a)	104,100	1,552
Oceaneering International, Inc.	579,698	24,747
Saipem SpA	341,124	15,320
Schlumberger Ltd.	578,124	45,163
TETRA Technologies, Inc. (a)	428,100	4,388
Transocean Ltd. (United States)	672,000	37,645
Vantage Drilling Co. (a)	4,677,101	7,156
		459,853
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	845,697	27,967
Anadarko Petroleum Corp.	805,077	59,374
Apache Corp.	872,771	89,957
BP PLC sponsored ADR	905,028	35,649
Canadian Natural Resources Ltd.	743,700	28,101
CVR Energy, Inc. (a)	402,924	11,471
Exxon Mobil Corp.	2,037,491	150,856
Falkland Oil & Gas Ltd. (a)	624,364	568
HollyFrontier Corp.	1,013,459	72,726
InterOil Corp. (a)(f)	284,231	18,012
Marathon Oil Corp.	2,026,023	54,541
Marathon Petroleum Corp.	1,071,111	39,695
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	218,400	$ 12,432
Occidental Petroleum Corp.	682,348	59,187
Petrobank Energy & Resources Ltd. (a)	858,290	10,404
Petrominerales Ltd.	407,701	12,724
Resolute Energy Corp. (a)	855,062	11,535
Rockhopper Exploration PLC (a)	202,500	709
Rodinia Oil Corp. (a)	449,500	519
Royal Dutch Shell PLC:
Class A sponsored ADR (f)	68,834	4,615
Class B sponsored ADR	2,730,021	184,222
Talisman Energy, Inc.	1,941,700	32,461
Western Refining, Inc. (a)(f)	711,088	12,401
Whiting Petroleum Corp. (a)	443,180	20,878
Williams Companies, Inc.	1,559,100	42,080
		993,084
TOTAL ENERGY		1,452,937
FINANCIALS - 8.4%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	534,300	24,418
E*TRADE Financial Corp. (a)	1,352,400	16,716
Evercore Partners, Inc. Class A	275,200	7,218
ICAP PLC	913,200	7,045
Invesco Ltd.	761,882	13,942
Morgan Stanley	2,784,765	48,733
State Street Corp.	2,399,566	85,233
TD Ameritrade Holding Corp.	1,066,600	16,404
		219,709
Commercial Banks - 2.4%
Banco Macro SA sponsored ADR	144,500	3,913
BB&T Corp.	893,853	19,924
CIT Group, Inc. (a)	203,194	7,024
FirstMerit Corp.	934,898	11,649
Huntington Bancshares, Inc.	5,375,934	27,041
Regions Financial Corp.	2,171,300	9,858
SunTrust Banks, Inc.	1,140,177	22,690
Synovus Financial Corp. (f)	6,616,120	9,593
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	6,507,702	$ 151,044
Wells Fargo & Co.	8,114,874	211,798
		474,534
Consumer Finance - 0.5%
Capital One Financial Corp.	1,035,543	47,687
Discover Financial Services	580,742	14,611
Green Dot Corp. Class A (a)(f)	224,815	7,351
Promise Co. Ltd. (a)	1,201,300	8,600
SLM Corp.	1,544,400	21,205
		99,454
Diversified Financial Services - 1.1%
African Bank Investments Ltd.	2,280,111	11,593
Citigroup, Inc.	5,181,049	160,872
CME Group, Inc.	109,537	29,260
NBH Holdings Corp. Class A (a)(g)	576,500	9,801
		211,526
Insurance - 2.2%
ACE Ltd.	628,282	40,574
Amlin PLC	2,630,845	13,324
Aon Corp.	745,900	34,856
Berkshire Hathaway, Inc.:
Class A (a)	208	22,832
Class B (a)	1,994,121	145,571
Fairfax Financial Holdings Ltd. (sub. vtg.)	114,300	46,096
Fidelity National Financial, Inc. Class A	548,100	9,312
Genworth Financial, Inc. Class A (a)	478,496	3,306
MetLife, Inc.	2,436,422	81,864
The Chubb Corp.	475,900	29,453
Validus Holdings Ltd.	380,065	9,813
		437,001
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	458,500	13,072
Annaly Capital Management, Inc.	713,738	12,940
Camden Property Trust (SBI)	272,101	18,182
Equity Lifestyle Properties, Inc.	120,400	8,298
Prologis, Inc.	1,206,853	32,863
Public Storage	400,195	49,516
The Macerich Co.	334,401	16,399
		151,270
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	19,944,000	$ 7,489
BR Malls Participacoes SA	1,283,200	14,307
CB Richard Ellis Group, Inc. Class A (a)	80,860	1,226
Indiabulls Real Estate Ltd. (a)	3,224,938	5,983
PT Lippo Karawaci Tbk	122,587,250	10,861
		39,866
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,856,619	25,621
TOTAL FINANCIALS		1,658,981
HEALTH CARE - 6.7%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	283,037	16,401
Amgen, Inc.	2,092,949	115,960
AVEO Pharmaceuticals, Inc. (a)	380,100	6,454
AVEO Pharmaceuticals, Inc.	77,244	1,312
Biogen Idec, Inc. (a)	623,416	58,726
BioMarin Pharmaceutical, Inc. (a)	611,487	18,091
Gilead Sciences, Inc. (a)	1,372,644	54,748
Medivir AB (B Shares) (a)	325,143	4,974
ONYX Pharmaceuticals, Inc. (a)	245,107	8,341
		285,007
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	1,621,611	90,778
Boston Scientific Corp. (a)	5,415,038	36,714
C. R. Bard, Inc.	284,966	27,146
Covidien PLC	2,247,103	117,254
Edwards Lifesciences Corp. (a)	540,081	40,749
Mako Surgical Corp. (a)(f)	630,372	22,630
Quidel Corp. (a)	1,129,647	17,261
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,508,000	3,160
William Demant Holding A/S (a)	69,534	5,745
		361,437
Health Care Providers & Services - 1.4%
CIGNA Corp.	756,788	35,372
Express Scripts, Inc. (a)	92,700	4,351
Henry Schein, Inc. (a)	674,713	44,470
McKesson Corp.	1,131,300	90,425
Omnicare, Inc.	832,251	24,726
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Shanghai Pharma Holding Co. Ltd. (H Shares)	70,100	$ 146
UnitedHealth Group, Inc.	1,729,936	82,207
		281,697
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	743,029	40,815
Pharmaceuticals - 1.8%
Bayer AG	118,390	7,635
Merck & Co., Inc.	1,820,350	60,290
Novo Nordisk A/S Series B	69,031	7,354
Pfizer, Inc.	7,863,048	149,241
Sanofi-Aventis sponsored ADR	1,378,600	50,415
Shire PLC sponsored ADR	553,400	53,735
Valeant Pharmaceuticals International, Inc. (Canada)	736,491	33,019
		361,689
TOTAL HEALTH CARE		1,330,645
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	4,552,900	22,179
Goodrich Corp.	661,608	59,002
Honeywell International, Inc.	1,328,764	63,528
MTU Aero Engines Holdings AG	200,864	13,681
Precision Castparts Corp.	451,300	73,946
Safran SA	785,310	30,490
Textron, Inc.	1,531,844	25,842
The Boeing Co.	1,303,389	87,145
United Technologies Corp.	1,749,514	129,901
		505,714
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	310,386	21,882
Building Products - 0.2%
Armstrong World Industries, Inc.	334,346	13,464
Lennox International, Inc.	353,458	11,035
Owens Corning (a)	865,708	25,157
		49,656
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,341,863	40,739
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Stericycle, Inc. (a)	260,397	$ 22,839
Swisher Hygiene, Inc.	1,582,581	7,074
		70,652
Construction & Engineering - 0.2%
Fluor Corp.	429,536	26,081
Foster Wheeler AG (a)	805,796	19,782
		45,863
Electrical Equipment - 0.8%
Acuity Brands, Inc.	356,838	16,429
Alstom SA	536,074	24,895
Cooper Industries PLC Class A	432,401	20,487
Emerson Electric Co.	807,386	37,584
GrafTech International Ltd. (a)	946,564	14,861
Regal-Beloit Corp.	607,829	35,734
		149,990
Industrial Conglomerates - 1.0%
Danaher Corp.	1,336,659	61,232
General Electric Co.	6,835,302	111,484
Tyco International Ltd.	740,950	30,809
		203,525
Machinery - 0.5%
Caterpillar, Inc.	212,929	19,377
Cummins, Inc.	353,179	32,817
Fanuc Corp.	94,400	15,712
Pall Corp.	236,500	12,092
Vallourec SA (f)	130,679	11,762
		91,760
Professional Services - 0.1%
CoStar Group, Inc. (a)	216,150	11,063
Road & Rail - 0.7%
CSX Corp.	2,782,578	61,050
Union Pacific Corp.	948,800	87,451
		148,501
TOTAL INDUSTRIALS		1,298,606
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.2%
Ciena Corp. (a)(f)	719,329	8,805
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Meru Networks, Inc. (a)(f)	189,492	$ 1,732
Nokia Corp. sponsored ADR (f)	1,939,700	12,492
QUALCOMM, Inc.	4,307,108	221,644
		244,673
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,482,029	570,329
Dell, Inc. (a)	1,690,985	25,136
EMC Corp. (a)	3,334,672	75,330
Imagination Technologies Group PLC (a)	188,808	1,087
SanDisk Corp. (a)	621,232	22,768
		694,650
Electronic Equipment & Components - 0.0%
TPK Holdings Co.	31,250	758
Internet Software & Services - 1.7%
Baidu.com, Inc. sponsored ADR (a)	443,896	64,711
Dice Holdings, Inc. (a)	863,244	8,710
Google, Inc. Class A (a)	428,288	231,687
Mail.ru Group Ltd. GDR (a)(g)	329,034	11,839
Renren, Inc. ADR (f)	1,137,201	8,347
WebMD Health Corp. (a)	259,712	9,178
		334,472
IT Services - 0.6%
Accenture PLC Class A	1,266,136	67,852
Cognizant Technology Solutions Corp. Class A (a)	272,357	17,281
MasterCard, Inc. Class A	41,700	13,749
Visa, Inc. Class A	166,568	14,638
		113,520
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	2,242,275	74,040
ARM Holdings PLC sponsored ADR	1,335,141	36,823
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	1,199,542	42,308
Avago Technologies Ltd.	1,264,654	41,873
Inotera Memories, Inc. (a)	30,431,880	7,006
International Rectifier Corp. (a)	594,784	13,555
Intersil Corp. Class A	1,907,025	21,416
KLA-Tencor Corp.	372,636	13,668
Lam Research Corp. (a)	217,263	8,073
Marvell Technology Group Ltd. (a)	4,748,332	62,441
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	12,132,834	$ 71,705
Nanya Technology Corp. (a)	12,095,245	2,193
Omnivision Technologies, Inc. (a)	115,745	2,130
RF Micro Devices, Inc. (a)	906,817	5,631
Skyworks Solutions, Inc. (a)	745,700	15,384
TriQuint Semiconductor, Inc. (a)	528,200	4,004
		422,250
Software - 2.4%
Ariba, Inc. (a)	946,662	25,683
Check Point Software Technologies Ltd. (a)	1,593,174	86,732
Intuit, Inc.	441,631	21,786
Microsoft Corp.	11,058,954	294,168
Nuance Communications, Inc. (a)	758,813	14,084
Oracle Corp.	628,258	17,635
QLIK Technologies, Inc. (a)	69,946	1,775
		461,863
TOTAL INFORMATION TECHNOLOGY		2,272,186
MATERIALS - 1.9%
Chemicals - 1.2%
Albemarle Corp.	233,037	11,817
Ashland, Inc.	473,136	25,081
Celanese Corp. Class A	550,272	25,868
CF Industries Holdings, Inc.	147,600	26,984
Dow Chemical Co.	530,186	15,084
LyondellBasell Industries NV Class A	703,777	24,386
Monsanto Co.	598,723	41,270
Praxair, Inc.	371,200	36,559
The Mosaic Co.	381,800	27,157
W.R. Grace & Co. (a)	152,400	6,008
		240,214
Containers & Packaging - 0.2%
Ball Corp.	741,371	26,630
Rock-Tenn Co. Class A	272,951	14,649
		41,279
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	1,223,750	51,018
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	423,900	$ 17,566
Walter Energy, Inc.	213,595	17,459
		86,043
TOTAL MATERIALS		367,536
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	3,060,701	110,644
Verizon Communications, Inc.	1,032,285	37,338
		147,982
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,380,893	74,375
MetroPCS Communications, Inc. (a)	948,811	10,589
Sprint Nextel Corp. (a)	3,156,391	11,868
		96,832
TOTAL TELECOMMUNICATION SERVICES		244,814
UTILITIES - 2.2%
Electric Utilities - 1.1%
Edison International	1,516,707	56,406
Exelon Corp.	962,747	41,514
FirstEnergy Corp.	1,007,733	44,592
NextEra Energy, Inc.	1,334,554	75,696
		218,208
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	1,233,350	47,472
NRG Energy, Inc. (a)	635,782	14,903
The AES Corp. (a)	2,530,119	27,477
		89,852
Multi-Utilities - 0.6%
Dominion Resources, Inc.	125,300	6,107
PG&E Corp.	680,786	28,831
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	1,156,953	$ 39,487
Sempra Energy	803,260	42,187
		116,612
TOTAL UTILITIES		424,672
TOTAL COMMON STOCKS (Cost $10,989,177)		11,592,007
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	122,399	20,389
TOTAL PREFERRED STOCKS (Cost $21,334)		20,389
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 6,570	6,572
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,790
5.875% 1/15/36	7,325	7,477
6.375% 6/15/14	482	538
		9,805
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,100
Comcast Corp.:
4.95% 6/15/16	2,207	2,479
5.15% 3/1/20	644	733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 3/1/40	$ 4,756	$ 5,387
COX Communications, Inc. 4.625% 6/1/13	3,612	3,833
Discovery Communications LLC 3.7% 6/1/15	5,116	5,464
Liberty Media Corp. 8.25% 2/1/30	1,710	1,672
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,884
5.15% 4/30/20	7,276	8,059
6.4% 4/30/40	6,271	7,085
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,711
News America, Inc. 6.15% 2/15/41	4,393	4,580
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,973
5.85% 5/1/17	3,400	3,831
6.2% 7/1/13	2,729	2,968
6.75% 7/1/18	1,378	1,621
Time Warner, Inc.:
3.15% 7/15/15	392	408
5.875% 11/15/16	4,125	4,802
6.2% 3/15/40	3,821	4,097
6.5% 11/15/36	2,758	3,077
		84,764
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	874
TOTAL CONSUMER DISCRETIONARY		102,015
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,298
5.375% 11/15/14	7,113	8,034
Diageo Capital PLC 5.2% 1/30/13	4,139	4,392
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,815
		19,539
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	680
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 553	$ 557
6.5% 8/11/17	8,854	10,694
6.75% 2/19/14	436	493
		21,632
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	554
9.7% 11/10/18	16,451	21,723
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,104
7.25% 6/15/37	7,569	8,432
		34,813
TOTAL CONSUMER STAPLES		75,984
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,637	7,311
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,077
6.5% 4/1/20	1,091	1,238
Noble Holding International Ltd. 3.45% 8/1/15	934	990
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,174
5.15% 3/15/13	2,673	2,815
		22,605
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	807
6.375% 9/15/17	13,514	15,595
BW Group Ltd. 6.625% 6/28/17 (g)	3,472	3,251
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,570
5.7% 5/15/17	424	495
Duke Capital LLC 6.25% 2/15/13	809	861
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,435	1,621
6.45% 11/3/36 (g)	6,493	7,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 1,098	$ 1,269
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,741
Enterprise Products Operating LP:
5.6% 10/15/14	715	785
5.65% 4/1/13	563	598
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	4,535	4,673
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	390
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	4,207	4,486
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,705
Motiva Enterprises LLC 6.85% 1/15/40 (g)	4,294	5,471
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,689
Nexen, Inc.:
5.2% 3/10/15	1,067	1,166
5.875% 3/10/35	1,565	1,478
6.2% 7/30/19	893	1,032
6.4% 5/15/37	5,235	5,371
NGPL PipeCo LLC 6.514% 12/15/12 (g)	4,184	4,329
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,120
5.75% 1/20/20	15,286	16,584
7.875% 3/15/19	7,382	8,980
Petroleos Mexicanos:
5.5% 1/21/21 (g)	7,423	8,073
6% 3/5/20	952	1,073
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	158
4.25% 9/1/12	718	741
5% 2/1/21	2,303	2,447
6.125% 1/15/17	1,940	2,223
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,104	2,304
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,594
5.5% 9/30/14 (g)	5,137	5,664
5.832% 9/30/16 (g)	1,325	1,451
6.332% 9/30/27 (g)	5,910	6,604
6.75% 9/30/19 (g)	3,177	3,812
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,416
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	583
Spectra Energy Capital, LLC 5.65% 3/1/20	455	509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 1,325	$ 1,363
4.6% 6/15/21	1,733	1,790
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,558
Western Gas Partners LP 5.375% 6/1/21	7,979	8,402
XTO Energy, Inc.:
4.9% 2/1/14	394	433
5% 1/31/15	1,414	1,607
5.65% 4/1/16	970	1,151
		171,355
TOTAL ENERGY		193,960
FINANCIALS - 3.4%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	12,013
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,503
5.95% 1/18/18	4,684	4,980
6% 6/15/20	4,000	4,265
6.15% 4/1/18	1,671	1,785
6.75% 10/1/37	5,715	5,411
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	879	880
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,760
Lazard Group LLC:
6.85% 6/15/17	4,528	5,091
7.125% 5/15/15	1,616	1,822
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,607
6.4% 8/28/17	4,179	4,280
Morgan Stanley:
4% 7/24/15	956	951
4.75% 4/1/14	3,169	3,213
5.45% 1/9/17	1,800	1,845
5.5% 7/28/21	6,859	6,840
5.625% 9/23/19	1,795	1,823
5.75% 1/25/21	8,300	8,538
5.95% 12/28/17	646	668
6% 5/13/14	4,042	4,243
6% 4/28/15	2,091	2,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 1,257	$ 1,346
7.3% 5/13/19	6,528	7,283
Northern Trust Corp. 3.375% 8/23/21	1,695	1,692
UBS AG Stamford Branch 3.875% 1/15/15	11,500	11,925
		117,952
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	15,795	15,451
6.1% 6/15/17	565	559
Credit Suisse New York Branch 6% 2/15/18	15,195	16,000
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (g)(o)	4,537	4,469
Discover Bank:
7% 4/15/20	3,200	3,478
8.7% 11/18/19	2,425	2,855
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	456	486
5.5% 10/17/12	2,649	2,755
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,112
4.5% 6/1/18	584	583
8.25% 3/1/38	4,070	4,601
Fifth Third Bank 4.75% 2/1/15	951	1,015
Fifth Third Capital Trust IV 6.5% 4/15/67 (o)	4,393	4,075
HBOS PLC 6.75% 5/21/18 (g)	560	518
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,183
JPMorgan Chase Bank 6% 10/1/17	2,460	2,756
KeyBank NA:
5.45% 3/3/16	2,765	2,997
5.8% 7/1/14	5,776	6,309
KeyCorp. 5.1% 3/24/21	3,752	3,838
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (o)	791	790
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,894
5% 1/17/17	9,004	9,674
5.25% 9/4/12	2,221	2,284
Regions Bank:
6.45% 6/26/37	6,564	5,596
7.5% 5/15/18	3,852	3,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
0.4165% 6/26/12 (o)	$ 499	$ 488
5.75% 6/15/15	1,443	1,364
7.75% 11/10/14	6,740	6,689
SunTrust Banks, Inc. 3.6% 4/15/16	6,397	6,422
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(o)	2,233	1,997
UnionBanCal Corp. 5.25% 12/16/13	777	838
Wachovia Bank NA:
4.8% 11/1/14	551	592
4.875% 2/1/15	1,653	1,762
Wachovia Corp.:
5.625% 10/15/16	3,991	4,368
5.75% 6/15/17	2,371	2,685
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,633
3.676% 6/15/16	3,236	3,419
		140,291
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	13,612
10.25% 7/15/19	862	1,112
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,608
2.95% 5/9/16	1,523	1,536
3.5% 6/29/15	1,574	1,646
5.625% 9/15/17	15,752	17,487
Household Finance Corp. 6.375% 10/15/11	2,184	2,196
HSBC Finance Corp. 5.9% 6/19/12	855	885
SLM Corp. 0.483% 10/25/11 (o)	6,795	6,779
		50,861
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	11,990	12,455
BP Capital Markets PLC:
3.125% 10/1/15	968	1,012
3.625% 5/8/14	7,827	8,254
4.5% 10/1/20	961	1,039
4.742% 3/11/21	6,000	6,565
Capital One Capital V 10.25% 8/15/39	4,592	4,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16	$ 8,010	$ 8,180
4.75% 5/19/15	11,282	11,761
5.5% 4/11/13	8,594	8,953
6.5% 8/19/13	25,586	27,215
JPMorgan Chase & Co.:
3.15% 7/5/16	10,650	10,872
3.4% 6/24/15	949	977
4.65% 6/1/14	8,500	9,068
ORIX Corp. 5.48% 11/22/11	311	313
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,258	2,394
5.5% 1/15/14 (g)	816	872
5.7% 4/15/17 (g)	1,991	2,129
TECO Finance, Inc.:
4% 3/15/16	1,828	1,955
5.15% 3/15/20	10,344	11,523
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	4,215	4,419
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(o)	4,049	3,968
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(o)	1,303	1,226
		139,917
Insurance - 0.5%
Aon Corp.:
3.125% 5/27/16	3,702	3,705
3.5% 9/30/15	3,180	3,299
5% 9/30/20	3,164	3,401
6.25% 9/30/40	2,120	2,334
Assurant, Inc. 5.625% 2/15/14	2,245	2,383
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	493
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(o)	1,750	1,667
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	296
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,005	7,802
6.5% 3/15/35 (g)	698	674
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,545
MetLife, Inc.:
2.375% 2/6/14	1,427	1,458
5% 6/15/15	941	1,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11	$ 800	$ 810
6.75% 6/1/16	5,158	6,042
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	477
5.125% 6/10/14 (g)	4,625	5,044
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,744
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,203	3,776
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,632	5,080
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,976	4,192
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,426
Pacific LifeCorp 6% 2/10/20 (g)	5,390	6,017
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,537
5.15% 1/15/13	2,934	3,073
7.375% 6/15/19	2,520	3,011
8.875% 6/15/38 (o)	2,403	2,619
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(o)	473	449
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,336
Unum Group:
5.625% 9/15/20	3,667	4,000
7.125% 9/30/16	869	1,016
		97,745
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	311
5.5% 1/15/12	1,481	1,505
BRE Properties, Inc. 5.5% 3/15/17	977	1,080
Camden Property Trust:
5.375% 12/15/13	3,103	3,319
5.875% 11/30/12	542	566
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,002	4,747
5.375% 10/15/12	4,036	4,084
7.5% 4/1/17	4,622	5,138
Duke Realty LP:
4.625% 5/15/13	967	1,003
5.875% 8/15/12	98	101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
5.375% 10/15/15	$ 948	$ 1,006
6% 9/15/17	717	748
6.25% 12/15/14	1,000	1,074
6.25% 1/15/17	399	429
Federal Realty Investment Trust:
5.4% 12/1/13	355	378
5.9% 4/1/20	1,860	2,011
6% 7/15/12	3,443	3,559
6.2% 1/15/17	501	568
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,854
6.25% 6/15/17	996	1,092
6.65% 1/15/18	676	762
Washington (REIT) 5.25% 1/15/14	476	508
		35,843
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	2,162
Arden Realty LP 5.2% 9/1/11	1,573	1,573
BioMed Realty LP:
3.85% 4/15/16	7,000	7,063
6.125% 4/15/20	2,467	2,663
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	135
5.75% 4/1/12	2,217	2,259
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,780
5.25% 3/15/21	4,138	4,139
Duke Realty LP:
5.4% 8/15/14	771	815
5.5% 3/1/16	3,075	3,261
6.75% 3/15/20	560	600
8.25% 8/15/19	2,489	2,927
ERP Operating LP:
4.75% 7/15/20	5,288	5,479
5.5% 10/1/12	382	399
5.75% 6/15/17	2,042	2,307
Liberty Property LP:
4.75% 10/1/20	7,482	7,628
5.125% 3/2/15	1,229	1,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,772	$ 1,967
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,291
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,290
Regency Centers LP:
4.95% 4/15/14	494	525
5.25% 8/1/15	1,725	1,866
5.875% 6/15/17	877	996
Simon Property Group LP:
4.2% 2/1/15	2,640	2,815
6.75% 5/15/14	5,698	6,467
Tanger Properties LP:
6.125% 6/1/20	7,047	7,955
6.15% 11/15/15	1,254	1,413
		77,123
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	8,200	8,090
5.65% 5/1/18	1,270	1,295
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,572
		15,957
TOTAL FINANCIALS		675,689
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	907	922
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,592
6.3% 8/15/14	2,925	3,232
Express Scripts, Inc.:
3.125% 5/15/16	6,890	7,044
6.25% 6/15/14	1,991	2,217
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,779
4.125% 9/15/20	5,031	5,042
		20,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 1,065	$ 1,164
TOTAL HEALTH CARE		22,992
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	914
6.375% 6/1/19 (g)	5,000	5,853
6.4% 12/15/11 (g)	661	671
		7,438
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,165
6.9% 7/2/19	887	923
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,794	1,758
8.36% 1/20/19	1,357	1,357
		7,203
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	10,356	11,602
TOTAL INDUSTRIALS		26,243
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	4,036
6% 10/1/12	4,552	4,808
6.55% 10/1/17	1,119	1,331
		10,175
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	586
5.5% 5/15/12	1,881	1,941
		2,527
TOTAL INFORMATION TECHNOLOGY		12,702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	$ 3,469	$ 3,596
7.6% 5/15/14	10,939	12,606
		16,202
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,377
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,510
ArcelorMittal SA 3.75% 3/1/16	2,109	2,086
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,639
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,718
United States Steel Corp. 6.65% 6/1/37	3,989	3,241
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,093
		13,287
TOTAL MATERIALS		31,866
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,851
6.8% 5/15/36	9,241	10,831
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,499
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,323
6.45% 6/15/21	8,745	8,506
7.6% 9/15/39	1,640	1,508
Embarq Corp. 7.995% 6/1/36	3,112	2,952
Sprint Capital Corp. 6.875% 11/15/28	9,000	8,055
Telefonica Emisiones SAU:
5.134% 4/27/20	772	733
5.462% 2/16/21	4,994	4,825
6.421% 6/20/16	939	986
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,179
6.25% 4/1/37	4,611	5,224
Verizon New York, Inc. 6.875% 4/1/12	3,115	3,219
		61,691
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV:
2.375% 9/8/16 (i)	$ 4,810	$ 4,771
3.625% 3/30/15	1,082	1,149
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,800
5.875% 10/1/19	8,810	10,145
6.35% 3/15/40	2,500	2,733
Vodafone Group PLC 5% 12/16/13	2,696	2,922
		36,520
TOTAL TELECOMMUNICATION SERVICES		98,211
UTILITIES - 0.8%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	394
AmerenUE 6.4% 6/15/17	3,507	4,193
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,264
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,287
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,410	5,477
6.4% 9/15/20 (g)	10,335	10,813
Edison International 3.75% 9/15/17	4,275	4,435
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,506
6% 2/2/18 (g)	2,801	2,347
Enel Finance International SA 5.7% 1/15/13 (g)	305	315
FirstEnergy Corp. 7.375% 11/15/31	9,223	10,701
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,960
6.05% 8/15/21	6,126	6,707
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	4,951
3.75% 11/15/20	984	974
Nevada Power Co.:
6.5% 5/15/18	5,290	6,339
6.5% 8/1/18	1,844	2,220
Pennsylvania Electric Co. 6.05% 9/1/17	618	707
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,835
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,979
		80,404
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 410
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (g)	2,360	2,458
		2,868
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,681
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,730
5.35% 1/15/14	1,235	1,332
		12,743
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
6.3% 9/30/66 (o)	13,426	12,822
7.5% 6/30/66 (o)	3,828	3,924
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,399
6.5% 9/15/37	3,287	3,949
National Grid PLC 6.3% 8/1/16	407	475
NiSource Finance Corp.:
5.25% 9/15/17	682	763
5.4% 7/15/14	6,582	7,228
5.45% 9/15/20	980	1,100
5.95% 6/15/41	8,000	8,161
6.25% 12/15/40	1,664	1,830
6.4% 3/15/18	1,557	1,830
6.8% 1/15/19	4,065	4,860
San Diego Gas & Electric Co. 3% 8/15/21	1,980	1,971
Wisconsin Energy Corp. 6.25% 5/15/67 (o)	3,554	3,518
		55,830
TOTAL UTILITIES		151,845
TOTAL NONCONVERTIBLE BONDS (Cost $1,290,753)		1,391,507
U.S. Government and Government Agency Obligations - 11.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.875% 8/28/14	$ 11,611	$ 11,727
Tennessee Valley Authority 3.875% 2/15/21	39,390	43,411
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		55,138
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	47,968	58,895
2.125% 2/15/41	99,706	123,200
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		182,095
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 9/1/11 to 12/1/11 (k)	48,100	48,099
U.S. Treasury Bonds 4.375% 5/15/41	170,602	194,752
U.S. Treasury Notes:
0.5% 8/15/14	88,000	88,454
0.625% 7/15/14	825,378	832,743
0.75% 6/15/14	27,903	28,254
1% 10/31/11	70,000	70,109
1% 8/31/16	15,416	15,441
1.5% 7/31/16	61,082	62,738
1.5% 8/31/18	25,343	25,224
2.125% 8/15/21 (f)	99,140	98,164
3.125% 4/30/17 (l)	259,740	287,439
3.125% 5/15/21	301,352	325,930
TOTAL U.S. TREASURY OBLIGATIONS		2,077,347
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,226,945)		2,314,580
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 7.3%
2.303% 6/1/36 (o)	186	194
2.636% 7/1/37 (o)	636	672
3% 10/1/26 (i)	8,000	8,187
3.5% 1/1/21 to 3/1/41	73,517	74,760
4% 2/1/35 to 6/1/41	94,527	98,123
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/41 (i)(j)	$ 44,000	$ 45,601
4% 9/1/41 (i)(j)	223,000	231,113
4% 9/1/41 (i)(j)	34,000	35,237
4% 9/1/41 (i)(j)	52,000	53,892
4% 9/1/41 (i)(j)	80,000	82,910
4% 9/1/41 (i)(j)	91,000	94,311
4.5% 6/1/24 to 9/1/41 (j)	161,875	171,881
4.5% 9/1/26 (i)	1,500	1,599
4.5% 9/1/41 (i)	6,000	6,343
4.5% 9/1/41 (i)(j)	80,000	84,575
4.5% 9/1/41 (i)(j)	3,900	4,123
4.5% 9/1/41 (i)(j)	23,000	24,315
4.5% 9/1/41 (i)(j)	15,000	15,858
5% 6/1/24 to 5/1/41 (j)	99,987	108,010
5% 9/1/41 (i)(j)	24,000	25,848
5.5% 9/1/24 to 3/1/40 (i)	90,097	98,872
5.5% 9/1/41 (i)(j)	28,000	30,604
5.5% 9/1/41 (i)(j)	28,000	30,604
5.5% 9/1/41 (i)(j)	4,000	4,372
5.5% 9/1/41 (i)(j)	9,000	9,837
6% 6/1/35 to 2/1/40	77,782	86,274
6% 9/1/41 (i)	2,600	2,879
6% 9/1/41 (i)	2,000	2,214
TOTAL FANNIE MAE		1,433,208
Freddie Mac - 1.3%
3.261% 10/1/35 (o)	284	304
4% 9/1/41 (i)	9,000	9,320
4.5% 7/1/25 to 8/1/41 (i)	38,192	40,409
4.5% 9/1/41 (i)(j)	16,000	16,882
4.5% 9/1/41 (i)	29,300	30,916
5% 3/1/19 to 9/1/40	46,245	49,931
5.5% 1/1/28 to 3/1/40	71,091	77,591
5.5% 9/1/41	19,200	20,942
6% 7/1/37 to 8/1/37	1,651	1,833
6.5% 3/1/36	1,588	1,790
TOTAL FREDDIE MAC		249,918
Ginnie Mae - 1.0%
3.5% 1/15/41	14,176	14,526
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 1/15/25 to 7/15/41	$ 32,457	$ 34,664
4% 9/1/41 (i)	19,000	20,106
4.5% 3/15/39 to 7/20/41	47,375	51,391
4.5% 9/1/41 (i)	9,350	10,116
5% 5/15/34 to 11/15/40	18,223	20,157
5% 9/1/41 (i)	8,000	8,814
5% 9/1/41 (i)	15,000	16,525
5% 9/1/41 (i)	8,000	8,814
5.5% 12/15/31 to 1/15/39	1,767	1,978
6% 2/15/34	12,255	13,850
TOTAL GINNIE MAE		200,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,859,497)		1,884,067
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (o)	1,577	1,044
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (o)	7	7
Class M2, 1.8684% 3/25/34 (o)	482	362
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (o)	153	148
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (o)	121	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (o)	688	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	3,320	3,414
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,486
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,834
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	784
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (o)	97	76
Series 2004-R2 Class M3, 0.7684% 4/25/34 (o)	147	49
Series 2004-R8 Class M9, 4.3434% 9/25/34 (o)	334	1
Series 2005-R2 Class M1, 0.6684% 4/25/35 (o)	2,266	1,976
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (o)	53	35
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W11 Class M2, 0.9184% 11/25/34 (o)	$ 616	$ 508
Series 2004-W7 Class M1, 0.7684% 5/25/34 (o)	1,600	1,157
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (o)	1,485	377
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (o)	2,908	2,265
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (o)	181	2
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(g)(o)	6,960	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (o)	1,604	1,400
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (o)	14	14
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	583	598
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (g)(o)	311	224
Class B, 0.963% 7/20/39 (g)(o)	290	113
Class C, 1.313% 7/20/39 (g)(o)	372	15
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (o)	5,102	256
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (o)	3,478	49
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (o)	1,978	564
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,618
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4884% 10/25/35 (o)	1,433	1,369
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (o)	43	42
Series 2007-4 Class A1A, 0.3073% 9/25/37 (o)	392	374
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (o)	3,766	3,650
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (o)	175	87
Series 2004-4 Class M2, 1.0134% 6/25/34 (o)	645	283
Series 2005-3 Class MV1, 0.6384% 8/25/35 (o)	626	607
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (o)	53	52
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	180	181
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (o)	43	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (o)	319	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0434% 3/25/34 (o)	$ 25	$ 6
Series 2006-FF14 Class A2, 0.2784% 10/25/36 (o)	1,165	1,113
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,077
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	16	16
Series 2007-1:
Class A4, 5.03% 2/16/15	43	43
Class C, 5.43% 2/16/15	613	614
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (o)	1,041	411
Class M4, 0.8984% 1/25/35 (o)	399	103
Series 2006-D Class M1, 0.4484% 11/25/36 (o)	173	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (g)(o)	3,122	1,842
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,019	811
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (g)(o)	260	244
Series 2006-2A:
Class A, 0.3872% 11/15/34 (g)(o)	1,730	1,431
Class B, 0.4872% 11/15/34 (g)(o)	624	403
Class C, 0.5872% 11/15/34 (g)(o)	1,038	514
Class D, 0.9572% 11/15/34 (g)(o)	395	95
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (o)	566	442
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (o)	2,938	1,815
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (o)	1,186	54
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (g)(o)	400	172
Class C, 0.7684% 9/25/46 (g)(o)	1,676	268
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (o)	413	287
Series 2003-3 Class M1, 1.5084% 8/25/33 (o)	796	630
Series 2003-5 Class A2, 0.9184% 12/25/33 (o)	36	24
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (o)	52	51
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (o)	888	864
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (o)	719	598
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (o)	$ 1,642	$ 556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (o)	3,185	141
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (o)	1,641	1,297
Class MV1, 0.4484% 11/25/36 (o)	1,335	856
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (o)	574	23
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (o)	732	648
Series 2006-A Class 2C, 1.3965% 3/27/42 (o)	2,909	725
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	964	965
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (o)	98	68
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	13	13
Class C, 5.691% 10/20/28 (g)	6	6
Class D, 6.01% 10/20/28 (g)	71	71
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (o)	589	26
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (o)	861	29
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (o)	175	113
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (o)	605	416
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (o)	2,035	1,477
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (o)	3,217	2,295
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (o)	63	43
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (o)	439	281
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (o)	457	59
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (o)	3,956	17
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (q)	1,965	179
Series 2006-3 Class A, 7.1% 1/25/12 (q)	285	6
Series 2006-4:
Class A1, 0.2484% 3/25/25 (o)	8	8
Class A, 6.35% 2/27/12 (q)	1,181	26
Class D, 1.3184% 5/25/32 (o)	2,225	5
Series 2007-1 Class A, 7.27% 4/25/12 (q)	1,587	63
Series 2007-2 Class A, 6.7% 7/25/12 (q)	1,351	69
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (o)	$ 1,566	$ 853
Series 2005-D Class M2, 0.6884% 2/25/36 (o)	857	169
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(g)(o)	621	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(g)(o)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (o)	33	32
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (o)	105	102
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (o)	585	342
Class M4, 1.6684% 9/25/34 (o)	750	308
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (o)	2,624	2,375
Class M3, 0.7784% 1/25/36 (o)	525	336
Class M4, 1.0484% 1/25/36 (o)	1,620	817
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (o)	1,920	13
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (o)	390	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (o)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (o)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (o)	1,579	1,236
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (o)	26	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (g)(o)	690	659
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (o)	1,396	643
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (o)	75	40
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	698	726
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (o)	32	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (g)(o)	2,156	162
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (g)(o)	1,964	1,100
TOTAL ASSET-BACKED SECURITIES (Cost $91,620)		88,601
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (o)	73	33
Class C, 5.6565% 4/10/49 (o)	194	79
Class D, 5.6565% 4/10/49 (o)	97	34
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	3,010	3,061
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (o)	1,777	1,569
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (o)	1,757	1,502
Series 2004-A Class 2A2, 2.8478% 2/25/34 (o)	848	726
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (o)	145	125
Class 2A2, 2.8677% 3/25/34 (o)	1,064	951
Series 2004-D Class 2A2, 2.8857% 5/25/34 (o)	1,698	1,485
Series 2004-G Class 2A7, 2.9352% 8/25/34 (o)	1,576	1,343
Series 2004-H Class 2A1, 3.1632% 9/25/34 (o)	1,377	1,159
Bayview Commercial Asset Trust Series 2006-3A, 4.2221% 10/25/36 (g)(o)(q)	32,431	2,059
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (o)	2,268	1,714
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (g)(o)(q)	3,688	34
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (o)	413	364
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (o)	3,406	3,133
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (o)	1,314	1,361
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (o)	998	987
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)	1,468	411
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (g)(o)	$ 20	$ 20
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (o)	218	193
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (o)	1,343	1,194
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (g)(o)	3,161	3,139
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (o)	206	94
Series 2006-1A Class C2, 1.413% 12/20/54 (g)(o)	7,110	3,324
Series 2006-2 Class C1, 1.153% 12/20/54 (o)	5,920	2,768
Series 2006-3 Class C2, 0.713% 12/20/54 (o)	1,233	576
Series 2006-4:
Class B1, 0.303% 12/20/54 (o)	4,556	3,611
Class C1, 0.593% 12/20/54 (o)	2,785	1,302
Class M1, 0.383% 12/20/54 (o)	1,198	767
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (o)	2,417	1,130
Class 1M1, 0.513% 12/20/54 (o)	1,611	1,031
Class 2C1, 1.173% 12/20/54 (o)	1,098	513
Class 2M1, 0.713% 12/20/54 (o)	2,067	1,323
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (o)	2,864	1,339
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (o)	472	321
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (o)	649	515
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)	14	14
Class A3, 5.447% 6/12/47 (o)	2,492	2,587
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (o)	2,279	1,734
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (o)	1,145	1,096
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (o)	1,389	1,206
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (o)	2,302	2,098
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	640
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (o)	988	636
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (o)	$ 1,787	$ 1,197
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (g)(o)	273	265
Class C, 0.397% 6/15/22 (g)(o)	1,682	1,573
Class D, 0.407% 6/15/22 (g)(o)	647	602
Class E, 0.417% 6/15/22 (g)(o)	1,035	952
Class F, 0.447% 6/15/22 (g)(o)	1,683	1,532
Class G, 0.517% 6/15/22 (g)(o)	387	345
Class H, 0.537% 6/15/22 (g)(o)	778	676
Class J, 0.577% 6/15/22 (g)(o)	906	782
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (o)	1,581	1,494
Series 2005-A2 Class A7, 2.6224% 2/25/35 (o)	1,168	1,092
Series 2006-A6 Class A4, 3.1818% 10/25/33 (o)	1,320	1,189
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)	5,626	5,853
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (o)	2,320	1,787
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (o)	3,232	142
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (o)	807	644
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (g)(o)	1,574	1,235
Class B6, 3.0558% 7/10/35 (g)(o)	335	246
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	968	1,024
Series 2004-SL3 Class A1, 7% 8/25/16	50	50
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (g)(o)	378	346
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (o)	41	28
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (o)	499	454
Series 2003-20 Class 1A1, 5.5% 7/25/33	347	351
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (o)	3,593	2,591
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (o)	$ 813	$ 749
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (o)	2,190	1,811
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (o)	690	654
Series 2004-H Class A1, 2.7828% 6/25/34 (o)	1,208	1,144
Series 2004-W Class A9, 2.7617% 11/25/34 (o)	4,592	4,183
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (o)	570	515
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (o)	11,322	10,146
Class 2A6, 2.7552% 7/25/35 (o)	489	432
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (o)	2,593	2,260
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (o)	850	751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,128)		104,461
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (o)	966	998
Class A3, 6.8838% 2/14/43 (o)	1,043	1,099
Class A6, 7.2038% 2/14/43 (o)	1,537	1,608
Class PS1, 1.3868% 2/14/43 (o)(q)	3,705	65
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (o)	1,470	1,552
Series 2006-5:
Class A2, 5.317% 9/10/47	4,468	4,499
Class A3, 5.39% 9/10/47	1,832	1,894
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,746
Series 2007-4 Class A3, 5.798% 2/10/51 (o)	1,310	1,385
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	141
Series 2007-3:
Class A3, 5.6242% 6/10/49 (o)	2,194	2,298
Class A4, 5.6242% 6/10/49 (o)	2,739	2,886
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,055
Series 2004-2:
Class A3, 4.05% 11/10/38	218	220
Class A4, 4.153% 11/10/38	1,666	1,723
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 1,151	$ 1,151
Series 2007-1 Class A2, 5.381% 1/15/49	3,611	3,619
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	734
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	327
Class K, 6.15% 5/11/35 (g)	611	605
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)	4,082	4,275
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (g)(o)	564	533
Class D, 0.5672% 3/15/22 (g)(o)	572	535
Class E, 0.6072% 3/15/22 (g)(o)	472	434
Class F, 0.6772% 3/15/22 (g)(o)	676	608
Class G, 0.7372% 3/15/22 (g)(o)	438	390
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (g)(o)	561	546
Class D, 0.4172% 10/15/19 (g)(o)	1,031	987
Class E, 0.4472% 10/15/19 (g)(o)	956	901
Class F, 0.5172% 10/15/19 (g)(o)	2,868	2,689
Class G, 0.5372% 10/15/19 (g)(o)	1,350	1,198
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (g)(o)	79	55
Series 2004-1:
Class A, 0.5784% 4/25/34 (g)(o)	1,319	1,104
Class B, 2.1184% 4/25/34 (g)(o)	148	84
Class M1, 0.7784% 4/25/34 (g)(o)	119	84
Class M2, 1.4184% 4/25/34 (g)(o)	109	76
Series 2004-2:
Class A, 0.6484% 8/25/34 (g)(o)	1,079	882
Class M1, 0.7984% 8/25/34 (g)(o)	186	135
Series 2004-3:
Class A1, 0.5884% 1/25/35 (g)(o)	2,409	1,883
Class A2, 0.6384% 1/25/35 (g)(o)	346	274
Class M1, 0.7184% 1/25/35 (g)(o)	416	290
Class M2, 1.2184% 1/25/35 (g)(o)	198	132
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (g)(o)	1,715	1,341
Class M1, 0.6484% 8/25/35 (g)(o)	93	55
Class M2, 0.6984% 8/25/35 (g)(o)	154	83
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7184% 8/25/35 (g)(o)	$ 85	$ 45
Class M4, 0.8284% 8/25/35 (g)(o)	78	39
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (g)(o)	699	528
Class A2, 0.6184% 11/25/35 (g)(o)	630	479
Class M1, 0.6584% 11/25/35 (g)(o)	83	50
Class M2, 0.7084% 11/25/35 (g)(o)	105	60
Class M3, 0.7284% 11/25/35 (g)(o)	94	52
Class M4, 0.8184% 11/25/35 (g)(o)	117	57
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (g)(o)	1,621	1,204
Class B1, 1.6184% 1/25/36 (g)(o)	140	28
Class M1, 0.6684% 1/25/36 (g)(o)	523	310
Class M2, 0.6884% 1/25/36 (g)(o)	157	83
Class M3, 0.7184% 1/25/36 (g)(o)	229	112
Class M4, 0.8284% 1/25/36 (g)(o)	127	57
Class M5, 0.8684% 1/25/36 (g)(o)	127	49
Class M6, 0.9184% 1/25/36 (g)(o)	135	41
Series 2006-1:
Class A2, 0.5784% 4/25/36 (g)(o)	246	183
Class M1, 0.5984% 4/25/36 (g)(o)	88	52
Class M2, 0.6184% 4/25/36 (g)(o)	93	51
Class M3, 0.6384% 4/25/36 (g)(o)	80	41
Class M4, 0.7384% 4/25/36 (g)(o)	45	21
Class M5, 0.7784% 4/25/36 (g)(o)	44	18
Class M6, 0.8584% 4/25/36 (g)(o)	88	33
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (g)(o)	3,708	2,770
Class A2, 0.4984% 7/25/36 (g)(o)	220	162
Class B1, 1.0884% 7/25/36 (g)(o)	83	28
Class B3, 2.9184% 7/25/36 (g)(o)	125	35
Class M1, 0.5284% 7/25/36 (g)(o)	231	138
Class M2, 0.5484% 7/25/36 (g)(o)	163	89
Class M3, 0.5684% 7/25/36 (g)(o)	135	73
Class M4, 0.6384% 7/25/36 (g)(o)	91	47
Class M5, 0.6884% 7/25/36 (g)(o)	112	56
Class M6, 0.7584% 7/25/36 (g)(o)	168	64
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (g)(o)	155	13
Class B2, 1.5684% 10/25/36 (g)(o)	112	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8184% 10/25/36 (g)(o)	$ 38	$ 0*
Class M4, 0.6484% 10/25/36 (g)(o)	171	44
Class M5, 0.6984% 10/25/36 (g)(o)	205	41
Class M6, 0.7784% 10/25/36 (g)(o)	401	60
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (g)(o)	878	624
Class A2, 0.4884% 12/25/36 (g)(o)	4,292	2,919
Class B1, 0.9184% 12/25/36 (g)(o)	137	18
Class B2, 1.4684% 12/25/36 (g)(o)	140	14
Class B3, 2.6684% 12/25/36 (g)(o)	237	15
Class M1, 0.5084% 12/25/36 (g)(o)	286	119
Class M2, 0.5284% 12/25/36 (g)(o)	190	71
Class M3, 0.5584% 12/25/36 (g)(o)	192	64
Class M4, 0.6184% 12/25/36 (g)(o)	232	65
Class M5, 0.6584% 12/25/36 (g)(o)	211	47
Class M6, 0.7384% 12/25/36 (g)(o)	190	34
Series 2007-1:
Class A2, 0.4884% 3/25/37 (g)(o)	897	583
Class B1, 0.8884% 3/25/37 (g)(o)	288	35
Class B2, 1.3684% 3/25/37 (g)(o)	207	21
Class B3, 3.5684% 3/25/37 (g)(o)	316	14
Class M1, 0.4884% 3/25/37 (g)(o)	251	93
Class M2, 0.5084% 3/25/37 (g)(o)	187	56
Class M3, 0.5384% 3/25/37 (g)(o)	167	45
Class M4, 0.5884% 3/25/37 (g)(o)	136	33
Class M5, 0.6384% 3/25/37 (g)(o)	209	40
Class M6, 0.7184% 3/25/37 (g)(o)	293	47
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (g)(o)	820	568
Class A2, 0.5384% 7/25/37 (g)(o)	769	447
Class B1, 1.8184% 7/25/37 (g)(o)	238	18
Class B2, 2.4684% 7/25/37 (g)(o)	206	10
Class B3, 3.5684% 7/25/37 (g)(o)	232	6
Class M1, 0.5884% 7/25/37 (g)(o)	269	86
Class M2, 0.6284% 7/25/37 (g)(o)	148	35
Class M3, 0.7084% 7/25/37 (g)(o)	149	27
Class M4, 0.8684% 7/25/37 (g)(o)	295	43
Class M5, 0.9684% 7/25/37 (g)(o)	261	33
Class M6, 1.2184% 7/25/37 (g)(o)	331	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5084% 7/25/37 (g)(o)	$ 918	$ 565
Class B1, 1.1684% 7/25/37 (g)(o)	204	26
Class B2, 1.8184% 7/25/37 (g)(o)	511	47
Class B3, 4.2184% 7/25/37 (g)(o)	205	9
Class M1, 0.5284% 7/25/37 (g)(o)	183	72
Class M2, 0.5584% 7/25/37 (g)(o)	195	65
Class M3, 0.5884% 7/25/37 (g)(o)	306	84
Class M4, 0.7184% 7/25/37 (g)(o)	482	111
Class M5, 0.8184% 7/25/37 (g)(o)	252	50
Class M6, 1.0184% 7/25/37 (g)(o)	192	32
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (g)(o)	316	5
Class B2, 3.6684% 9/25/37 (g)(o)	809	4
Class M1, 1.1684% 9/25/37 (g)(o)	304	36
Class M2, 1.2684% 9/25/37 (g)(o)	304	30
Class M4, 1.8184% 9/25/37 (g)(o)	771	46
Class M5, 1.9684% 9/25/37 (g)(o)	771	31
Class M6, 2.1684% 9/25/37 (g)(o)	775	19
Series 2004-1, Class IO,1.25% 4/25/34 (g)(q)	2,657	100
Series 2007-5A, Class IO, 3.047% 10/25/37 (g)(o)(q)	6,430	638
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (g)(o)	476	450
Class J, 1.0572% 3/15/19 (g)(o)	447	376
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (g)(o)	653	610
Class E, 0.5072% 3/15/22 (g)(o)	3,391	3,139
Class F, 0.5572% 3/15/22 (g)(o)	2,081	1,889
Class G, 0.6072% 3/15/22 (g)(o)	534	472
Class H, 0.7572% 3/15/22 (g)(o)	653	564
Class J, 0.9072% 3/15/22 (g)(o)	653	527
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	207	209
Series 2004-PWR3 Class A3, 4.487% 2/11/41	469	479
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,720
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (o)	769	831
Class AAB, 5.7154% 6/11/40 (o)	6,290	6,697
Series 2007-PW17 Class A1, 5.282% 6/11/50	458	464
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW18:
Class A2, 5.613% 6/11/50	$ 430	$ 438
Class A4, 5.7% 6/11/50	5,820	6,182
Series 2007-T26 Class A1, 5.145% 1/12/45	188	189
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (g)(o)(q)	9,273	0*
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,760
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (g)(o)(q)	14,978	211
Series 2006-T22 Class A4, 5.5338% 4/12/38 (o)	164	182
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (g)(o)	210	104
Class C, 5.7154% 6/11/40 (g)(o)	175	68
Class D, 5.7154% 6/11/40 (g)(o)	175	62
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (g)(o)(q)	114,580	1,202
Series 2007-T28:
Class A1, 5.422% 9/11/42	14	14
Class X2, 0.1654% 9/11/42 (g)(o)(q)	56,451	375
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (g)(o)	863	611
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,614
Class XCL, 2.2784% 5/15/35 (g)(o)(q)	8,801	165
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (g)(o)	469	462
Class G, 0.5402% 8/15/21 (g)(o)	586	568
Class H, 0.5802% 8/15/21 (g)(o)	468	431
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,800
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,967	1,924
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)	1,506	1,503
Class A2, 5.6978% 12/10/49 (o)	1,600	1,627
Class A4, 5.6978% 12/10/49 (o)	4,371	4,716
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	439	440
Class A4, 5.322% 12/11/49	5,943	6,174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,279	$ 1,319
Class C, 5.476% 12/11/49	2,474	495
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (o)	1,314	1,398
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	788
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (g)(o)	6,843	6,609
Class C, 0.4772% 4/15/17 (g)(o)	1,057	1,021
Class D, 0.5172% 4/15/17 (g)(o)	1,043	1,000
Class E, 0.5772% 4/15/17 (g)(o)	332	312
Class F, 0.6172% 4/15/17 (g)(o)	188	170
Class G, 0.7572% 4/15/17 (g)(o)	188	170
Class H, 0.8272% 4/15/17 (g)(o)	188	169
Class J, 1.0572% 4/15/17 (g)(o)	144	121
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (g)(o)	1,003	953
Class D, 0.5472% 11/15/17 (g)(o)	52	49
Class E, 0.5972% 11/15/17 (g)(o)	185	172
Class F, 0.6572% 11/15/17 (g)(o)	204	186
Class G, 0.7072% 11/15/17 (g)(o)	141	125
Series 2006-CN2A:
Class A2FL, 0.4256% 2/5/19 (g)(o)	1,940	1,866
Class AJFL, 0.4656% 2/5/19 (o)	890	815
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (g)(o)	1,872	1,713
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,918
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	2,291	2,278
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,170
Series 2007-C9 Class A4, 5.8145% 12/10/49 (o)	2,907	3,181
Series 2006-C8 Class XP, 0.469% 12/10/46 (o)(q)	17,439	190
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,669
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (o)	$ 9,219	$ 9,255
Class A3, 5.542% 1/15/49 (o)	2,628	2,769
Series 2007-C3 Class A4, 5.702% 6/15/39 (o)	790	824
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,354	7,540
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (o)(q)	12,136	175
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)	1,189	1,255
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (g)(o)	4,688	3,375
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,314
Series 2002-CP5 Class A1, 4.106% 12/15/35	64	64
Series 2004-C1:
Class A3, 4.321% 1/15/37	134	134
Class A4, 4.75% 1/15/37	612	641
Series 2001-CK6 Class AX, 0.837% 8/15/36 (o)(q)	1,545	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (g)(o)(q)	2,641	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (o)	4,872	5,108
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (g)(o)	497	432
Class C:
0.3772% 2/15/22 (g)(o)	2,047	1,740
0.4772% 2/15/22 (g)(o)	731	585
Class F, 0.5272% 2/15/22 (g)(o)	1,462	1,140
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (o)(q)	20,525	192
Class B, 5.487% 2/15/40 (g)(o)	2,009	301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	46	46
Class G, 6.936% 3/15/33 (g)	865	854
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,258
Series 2001-1 Class X1, 1.1681% 5/15/33 (g)(o)(q)	2,021	12
Series 2007-C1 Class XP, 0.193% 12/10/49 (o)(q)	27,213	118
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (o)(q)	$ 1,154	$ 2
Series 2005-C1 Class X2, 0.554% 5/10/43 (o)(q)	4,796	22
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (g)(o)	494	481
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,706
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,036
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (g)(o)(q)	16,776	58
Series 2006-GG7 Class A3, 5.881% 7/10/38 (o)	3,464	3,637
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (g)(o)(q)	29,309	217
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (g)(o)	298	275
Class F, 0.6451% 6/6/20 (g)(o)	916	835
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(o)	1,650	1,585
Class D, 2.3636% 3/6/20 (g)(o)	3,090	2,968
Class F, 2.8433% 3/6/20 (g)(o)	136	131
Class G, 3.0177% 3/6/20 (g)(o)	67	65
Class H, 3.5846% 3/6/20 (g)(o)	62	60
Class J, 4.4568% 3/6/20 (g)(o)	85	83
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	402	403
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (g)(o)(q)	21,665	121
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,412	4,406
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	870	869
Series 2007-GG10 Class A2, 5.778% 8/10/45	602	613
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (o)	3,494	3,554
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	2,995
Class A3, 5.42% 1/15/49	3,616	3,829
Series 2005-CB13 Class E, 5.348% 1/12/43 (g)(o)	665	47
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,387	9,615
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)	$ 251	$ 48
Class CS, 5.466% 1/15/49 (o)	108	18
Class ES, 5.5379% 1/15/49 (g)(o)	679	47
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	157	156
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (g)(o)	847	779
Class C, 0.4172% 11/15/18 (g)(o)	602	547
Class D, 0.4372% 11/15/18 (g)(o)	267	241
Class E, 0.4872% 11/15/18 (g)(o)	384	342
Class F, 0.5372% 11/15/18 (g)(o)	577	502
Class G, 0.5672% 11/15/18 (g)(o)	500	420
Class H, 0.7072% 11/15/18 (g)(o)	384	307
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	910
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (o)	537	548
Class A3, 5.336% 5/15/47	548	572
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (o)	4,608	4,865
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (o)	3,689	3,750
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	378
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (o)	112	50
Class C, 5.7415% 2/12/49 (o)	294	120
Class D, 5.7415% 2/12/49 (o)	309	105
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (o)	1,054	1,124
Series 1998-C1 Class D, 6.98% 2/18/30	293	299
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	188	191
Series 2006-C6 Class A2, 5.262% 9/15/39 (o)	735	735
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,214	1,219
Class A3, 5.347% 11/15/38	979	1,026
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)	33	33
Class A4, 5.424% 2/15/40	4,069	4,336
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,051
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 458	$ 458
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,446
Series 2005-C3 Class XCP, 0.78% 7/15/40 (o)(q)	2,989	14
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (o)(q)	6,055	80
Series 2007-C1 Class XCP, 0.472% 2/15/40 (o)(q)	2,256	23
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)	1,642	1,748
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,494
Class XCP, 0.2822% 9/15/45 (o)(q)	98,605	840
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (g)(o)	421	373
Class E, 0.4972% 9/15/21 (g)(o)	1,518	1,328
Class F, 0.5472% 9/15/21 (g)(o)	1,255	1,086
Class G, 0.5672% 9/15/21 (g)(o)	2,478	2,058
Class H, 0.6072% 9/15/21 (g)(o)	639	507
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,337
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (o)	1,030	1,042
Series 2005-LC1 Class F, 5.3796% 1/12/44 (g)(o)	1,143	582
Series 2006-C1 Class A2, 5.6285% 5/12/39 (o)	1,277	1,304
Series 2007-C1 Class A4, 5.8267% 6/12/50 (o)	4,974	5,276
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,023
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (o)	551	537
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (o)	1,398	1,424
Series 2006-4 Class ASB, 5.133% 12/12/49 (o)	1,129	1,189
Series 2007-5:
Class A3, 5.364% 8/12/48	512	520
Class A4, 5.378% 8/12/48	53	54
Class B, 5.479% 8/12/48	3,942	1,599
Series 2007-6:
Class A1, 5.175% 3/12/51	17	17
Class A4, 5.485% 3/12/51 (o)	10,897	11,437
Series 2007-7 Class A4, 5.7436% 6/12/50 (o)	4,599	4,958
Series 2007-8 Class A1, 4.622% 8/12/49	65	66
Series 2006-4 Class XP, 0.6205% 12/12/49 (o)(q)	21,609	408
Series 2007-6 Class B, 5.635% 3/12/51 (o)	1,314	591
Series 2007-7 Class B, 5.7436% 6/12/50 (o)	114	30
Series 2007-8 Class A3, 5.9665% 8/12/49 (o)	1,133	1,204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (g)(o)	$ 393	$ 236
Series 2007-XCLA Class A1, 0.408% 7/17/17 (g)(o)	715	651
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(o)	754	682
Class D, 0.398% 10/15/20 (g)(o)	732	655
Class E, 0.458% 10/15/20 (g)(o)	916	810
Class F, 0.508% 10/15/20 (g)(o)	550	459
Class G, 0.548% 10/15/20 (g)(o)	680	532
Class H, 0.638% 10/15/20 (g)(o)	428	310
Class J, 0.788% 10/15/20 (g)(o)	488	293
Class MHRO, 0.898% 10/15/20 (g)(o)	532	447
Class MJPM, 1.208% 10/15/20 (g)(o)	25	23
Class NHRO, 1.098% 10/15/20 (g)(o)	805	644
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (g)(o)(q)	3,479	0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,825	1,840
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (o)	666	691
Series 2007-IQ13 Class A1, 5.05% 3/15/44	166	166
Series 2007-T25 Class A1, 5.391% 11/12/49	179	179
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (g)(o)(q)	7,776	12
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (g)(o)(q)	11,696	56
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (g)(o)(q)	9,533	61
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (o)	774	779
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (o)	1,654	1,703
Class A4, 5.73% 10/15/42 (o)	394	433
Series 2006-T23 Class A3, 5.8184% 8/12/41 (o)	671	716
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)	1,971	2,047
Class AAB, 5.654% 4/15/49	3,520	3,732
Class B, 5.7233% 4/15/49 (o)	323	145
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	92	92
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (g)(o)	1,401	1,345
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (g)(o)	$ 1,791	$ 1,589
Class F, 0.5502% 9/15/21 (g)(o)	2,061	1,811
Class G, 0.5702% 9/15/21 (g)(o)	1,953	1,639
Class J, 0.8072% 9/15/21 (g)(o)	434	311
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (g)(o)	142	128
Class AP2, 1.0072% 6/15/20 (g)(o)	237	208
Class F, 0.6872% 6/15/20 (g)(o)	4,581	2,978
Class LXR1, 0.9072% 6/15/20 (g)(o)	162	129
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,629	1,633
Series 2003-C8 Class A3, 4.445% 11/15/35	4,911	4,921
Series 2006-C27 Class A2, 5.624% 7/15/45	33	33
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,703
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,128	1,143
Class A4, 5.305% 12/15/43	386	397
Class A5, 5.342% 12/15/43	1,406	1,464
Series 2007-C31 Class A4, 5.509% 4/15/47	2,970	3,165
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (o)	4,126	4,167
Class A3, 5.7428% 6/15/49 (o)	2,231	2,347
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(o)	624	614
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(o)	1,010	1,013
Class 180B, 5.3979% 10/15/41 (g)(o)	460	460
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,212
Series 2005-C22:
Class B, 5.3592% 12/15/44 (o)	2,914	2,217
Class F, 5.3592% 12/15/44 (g)(o)	2,191	972
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	7,210	7,820
Series 2007-C30:
Class C, 5.483% 12/15/43 (o)	3,942	1,952
Class D, 5.513% 12/15/43 (o)	2,102	829
Class XP, 0.4412% 12/15/43 (g)(o)(q)	14,039	142
Series 2007-C31 Class C, 5.6883% 4/15/47 (o)	361	172
Series 2007-C31A Class A2, 5.421% 4/15/47	9,102	9,471
Series 2007-C32:
Class D, 5.7428% 6/15/49 (o)	987	419
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.7428% 6/15/49 (o)	$ 1,556	$ 490
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (o)	870	936
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $328,691)		413,493
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (o)	2,300	2,385
California Gen. Oblig. 7.5% 4/1/34	4,105	4,868
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,260
Series 2011, 5.665% 3/1/18	4,260	4,567
Series 2011, 5.877% 3/1/19	3,930	4,202
TOTAL MUNICIPAL SECURITIES (Cost $20,571)		22,282
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12	2,462	2,516
United Mexican States 6.05% 1/11/40	5,648	6,467
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,219)		8,983
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $186)	196	208
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,631)	3,319	3,735
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(o) (Cost $670)	$ 1,236	$ 1,054
Fixed-Income Funds - 12.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	3,538,209	388,778
Fidelity High Income Central Fund 2 (p)	5,029,800	533,410
Fidelity Mortgage Backed Securities Central Fund (p)	13,693,721	1,480,565
TOTAL FIXED-INCOME FUNDS (Cost $2,246,617)		2,402,753
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.11% (b)	946,068,192	946,068
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	50,580,435	50,580
TOTAL MONEY MARKET FUNDS (Cost $996,648)		996,648
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (c) (Cost $52,754)	$ 52,754	52,754
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $20,212,441)		21,297,522
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(1,593,778)
NET ASSETS - 100%		$ 19,703,744
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,308 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 140,523	$ (883)

The face value of futures purchased as a percentage of net assets is 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000)(n)

	Sept. 2037	$ 9,998	$ (9,448)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(n)	Sept. 2037	8,142	(7,695)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000)(n)	Sept. 2037	1,078	(1,018)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(n)	Sept. 2037	8,142	(7,695)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000)(n)	Sept. 2037	7,843	(7,412)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000)(n)	Sept. 2037	6,885	(6,507)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(m)

	Dec. 2034	$ 613	$ (598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C)(m)	Oct. 2034	306	(304)
		$ 43,007	$ (40,677)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,612,000 or 1.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,100,000.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $44,432,000.

(m) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,428,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$52,754,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 52,754
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,436
Fidelity Corporate Bond 1-10 Year Central Fund	20,862
Fidelity High Income Central Fund 2	34,384
Fidelity Mortgage Backed Securities Central Fund	44,294
Fidelity Securities Lending Cash Central Fund	1,318
Total	$ 102,294
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ 258,983*	$ 388,778	58.3%
Fidelity High Income Central Fund 2	434,289	134,331	31,017	533,410	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	486,601	126,836	1,480,565	11.5%
Total	$ 2,165,199	$ 620,932	$ 416,836	$ 2,402,753
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,230,992	$ 1,224,521	$ 43	$ 6,428
Consumer Staples	1,331,027	1,295,998	35,029	-
Energy	1,452,937	1,444,119	8,818	-
Financials	1,658,981	1,623,736	35,245	-
Health Care	1,330,645	1,323,291	7,354	-
Industrials	1,298,606	1,282,894	15,712	-
Information Technology	2,272,186	2,272,186	-	-
Materials	367,536	367,536	-	-
Telecommunication Services	244,814	244,814	-	-
Utilities	424,672	424,672	-	-
Corporate Bonds	1,391,507	-	1,391,507	-
U.S. Government and Government Agency Obligations	2,314,580	-	2,314,580	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,884,067	$ -	$ 1,884,067	$ -
Asset-Backed Securities	88,601	-	70,342	18,259
Collateralized Mortgage Obligations	104,461	-	101,638	2,823
Commercial Mortgage Securities	413,493	-	372,483	41,010
Municipal Securities	22,282	-	22,282	-
Foreign Government and Government Agency Obligations	8,983	-	8,983	-
Supranational Obligations	208	-	208	-
Bank Notes	3,735	-	3,735	-
Preferred Securities	1,054	-	1,054	-
Fixed-Income Funds	2,402,753	2,402,753	-	-
Money Market Funds	996,648	996,648	-	-
Cash Equivalents	52,754	-	52,754	-
Total Investments in Securities:	$ 21,297,522	$ 14,903,168	$ 6,325,834	$ 68,520
Derivative Instruments:
Liabilities
Futures Contracts	$ (883)	$ (883)	$ -	$ -
Swap Agreements	(40,677)	-	(39,775)	(902)
Total Derivative Instruments:	$ (41,560)	$ (883)	$ (39,775)	$ (902)
Other Financial Instruments:
Forward Commitments	$ 2,740	$ -	$ 2,740	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	6,195
Total Unrealized Gain (Loss)	6,284
Cost of Purchases	6,521
Proceeds of Sales	(18,615)
Amortization/Accretion	1,804
Transfers in to Level 3	14,005
Transfers out of Level 3	(43,785)
Ending Balance	$ 68,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 6,135
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	1,376
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (902)
Realized gain (loss) on Swap Agreements for the period	$ (1,415)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 175

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (40,677)
Equity Risk
Futures Contracts (a)	-	(883)
Total Value of Derivatives	$ -	$ (41,560)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	30.6%
AAA,AA,A	6.0%
BBB	4.6%
BB	1.8%
B	1.6%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	59.7%
Short-Term Investments and Net Other Assets	(4.7)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	3.0%
Canada	1.2%
France	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $677,351,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $99,800 and repurchase agreements of $52,754) - See accompanying schedule: Unaffiliated issuers (cost $16,969,176)	$ 17,898,121
Fidelity Central Funds (cost $3,243,265)	3,399,401
Total Investments (cost $20,212,441)		$ 21,297,522
Commitment to sell securities on a delayed delivery basis	(984,499)
Receivable for securities sold on a delayed delivery basis	987,239	2,740
Receivable for investments sold, regular delivery		202,177
Cash		73
Foreign currency held at value (cost $972)		970
Receivable for swap agreements		8
Receivable for fund shares sold		10,910
Dividends receivable		28,793
Interest receivable		36,068
Distributions receivable from Fidelity Central Funds		1,729
Receivable for daily variation margin on futures contracts		4,938
Other receivables		1,406
Total assets		21,587,334

Liabilities
Payable for investments purchased Regular delivery	$ 197,108
Delayed delivery	996,521
Payable for swap agreements	558
Payable for fund shares redeemed	532,997
Swap agreements, at value	40,677
Accrued management fee	6,746
Other affiliated payables	2,834
Other payables and accrued expenses	2,815
Collateral on securities loaned, at value	103,334
Total liabilities		1,883,590

Net Assets		$ 19,703,744
Net Assets consist of:
Paid in capital		$ 19,513,591
Undistributed net investment income		89,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(946,760)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,047,798
Net Assets		$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Balanced: Net Asset Value, offering price and redemption price per share ($15,601,801 ÷ 858,472 shares)	$ 18.17

Class K: Net Asset Value, offering price and redemption price per share ($4,101,943 ÷ 225,698 shares)	$ 18.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 207,140
Interest		222,001
Income from Fidelity Central Funds		102,294
Total income		531,435

Expenses
Management fee	$ 86,106
Transfer agent fees	33,332
Accounting and security lending fees	2,049
Custodian fees and expenses	590
Independent trustees' compensation	116
Appreciation in deferred trustee compensation account	1
Registration fees	181
Audit	164
Legal	117
Miscellaneous	237
Total expenses before reductions	122,893
Expense reductions	(2,128)	120,765
Net investment income (loss)		410,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,092,650
Fidelity Central Funds	30,796
Foreign currency transactions	(2,512)
Futures contracts	50,072
Swap agreements	(10,722)
Total net realized gain (loss)		2,160,284
Change in net unrealized appreciation (depreciation) on: Investment securities	102,526
Assets and liabilities in foreign currencies	194
Futures contracts	632
Swap agreements	9,045
Delayed delivery commitments	2,837
Total change in net unrealized appreciation (depreciation)		115,234
Net gain (loss)		2,275,518
Net increase (decrease) in net assets resulting from operations		$ 2,686,188

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,670	$ 442,485
Net realized gain (loss)	2,160,284	1,025,577
Change in net unrealized appreciation (depreciation)	115,234	81,659
Net increase (decrease) in net assets resulting from operations	2,686,188	1,549,721
Distributions to shareholders from net investment income	(410,590)	(443,230)
Distributions to shareholders from net realized gain	(9,407)	(12,403)
Total distributions	(419,997)	(455,633)
Share transactions - net increase (decrease)	(2,018,385)	(876,720)
Total increase (decrease) in net assets	247,806	217,368

Net Assets
Beginning of period	19,455,938	19,238,570
End of period (including undistributed net investment income of $89,115 and undistributed net investment income of $107,158, respectively)	$ 19,703,744	$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56
Income from Investment Operations
Net investment income (loss) B	.35	.36	.38	.42	.44
Net realized and unrealized gain (loss)	1.91	.88	(2.29)	(1.76)	2.13
Total from investment operations	2.26	1.24	(1.91)	(1.34)	2.57
Distributions from net investment income	(.35)	(.36)	(.37)	(.43)	(.43)
Distributions from net realized gain	(.01)	(.01)	(.03)	(1.18)	(1.04)
Total distributions	(.36)	(.37)	(.40)	(1.61)	(1.47)
Net asset value, end of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Total Return A	13.88%	8.06%	(10.48)%	(7.28)%	13.96%
Ratios to Average Net Assets C, E
Expenses before reductions	.61%	.62%	.68%	.61%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.68%	.61%	.61%
Expenses net of all reductions	.60%	.61%	.68%	.61%	.60%
Net investment income (loss)	1.92%	2.18%	2.78%	2.22%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 15,602	$ 16,764	$ 17,225	$ 25,363	$ 26,191
Portfolio turnover rate D	193% F	122%	198% F	73% F	89% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.90	.88	(2.29)	(1.41)
Total from investment operations	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.03)	-
Total distributions	(.38) J	(.39)	(.43)	(.11)
Net asset value, end of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	193% I	122%	198% I	73% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,692,822
Gross unrealized depreciation	(854,789)
Net unrealized appreciation (depreciation) on securities and other investments	$ 838,033

Tax Cost	$ 20,459,489

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 66,372
Capital loss carryforward	$ (677,351)
Net unrealized appreciation (depreciation)	$ 801,704

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August, 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 419,997	$ 455,633

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (10,042)	$ 9,045
Equity Risk
Futures Contracts	50,072	632
Interest Rate Risk
Swap Agreements	(680)	-
Totals (a)(b)(c)	$ 39,350	$ 9,677

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $50,072 for futures contracts and $(10,722) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $632 for futures contracts and $9,045 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $43,007 representing 0.22% of net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $17,666,854 and $19,233,208, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 31,252.18
Class K	2,080.05
	$ 33,332

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $689 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,389 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $258,983 in exchange for cash and securities,

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7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind - continued

including accrued interest. Realized gain (loss) of $19,923 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,323. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $491. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,318 (including $11 from securities loaned to FCM).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,128 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Balanced	$ 328,396	$ 388,939
Class K	82,194	54,291
Total	$ 410,590	$ 443,230
From net realized gain
Balanced	$ 7,916	$ 11,043
Class K	1,491	1,360
Total	$ 9,407	$ 12,403

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Balanced
Shares sold	117,364	132,638	$ 2,150,235	$ 2,182,039
Reinvestment of distributions	17,788	23,996	325,354	389,758
Shares redeemed	(307,092)	(244,641)	(5,576,894)	(4,025,346)
Net increase (decrease)	(171,940)	(88,007)	$ (3,101,305)	$ (1,453,549)
Class K
Shares sold	127,669	63,190	$ 2,316,418	$ 1,045,364
Reinvestment of distributions	4,546	3,419	83,685	55,651
Shares redeemed	(71,990)	(31,877)	(1,317,183)	(524,186)
Net increase (decrease)	60,225	34,732	$ 1,082,920	$ 576,829

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Mr. Edward C. Johnson 3d, and Mr. Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 7.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Balanced designates $178,322,424 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 11%, 42%, 41%, 51% and 51% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011 and July 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 14%, 55%, 54%, 68% and 68% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011 and July 2011, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA
1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-UANN-1011
1.789243.108

Fidelity®

Balanced

Fund -
Class K

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Notes to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Notes to shareholders

The following changes to Fidelity® Balanced Fund were effective as of March 7, 2011:

• Matthew Friedman is no longer Co-Portfolio Manager of the fund's energy sector investments, which are solely managed by Co-Portfolio Manager Nathan Strik.

• Peter Saperstone was named Co-Portfolio Manager, replacing John Roth in managing the fund's consumer discretionary sector investments.

• The Multi-Manager Group (MMG) was renamed the Stock Selector Large Cap Group, recognizing stock selection as the dominant driver of performance within the portfolios it manages. There is no change in philosophy or process. The group includes experienced portfolio managers who are specialists in one or more market sectors and manage the equity portion of the fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class K A	14.04%	3.19%	6.03%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Class K shares returned 14.04%, outperforming the 13.05% gain of the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. The fund was aided by security selection in equities and investment-grade bonds. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds contributed, while a small stake in high-yield bonds nicked relative performance. On an individual security basis, limited exposure to Bank of America was beneficial, as its shares fell sharply due to concern about capital requirements. Not owning networking gear maker and index component Cisco Systems and largely avoiding computer and peripherals firm Hewlett-Packard helped, as both lost ground. Conversely, not owning IBM and underweighting integrated energy firm Chevron hurt because both stocks saw strong advances. An out-of-index position in health information services provider WebMD Health detracted, mainly because its shares plunged in July. Some stocks mentioned were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Balanced	.60%
Actual		$ 1,000.00	$ 966.90	$ 2.97
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 967.10	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.6
Microsoft Corp.	1.5	1.0
Procter & Gamble Co.	1.3	1.2
Google, Inc. Class A	1.2	0.1
The Coca-Cola Co.	1.2	1.0
	8.1
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.8	8.9
U.S. Treasury Obligations	11.0	11.9
Freddie Mac	3.1	2.2
Ginnie Mae	2.4	2.3
Citigroup, Inc.	0.5	0.5
	29.8
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.1	14.1
Information Technology	11.9	11.8
Energy	8.9	9.3
Consumer Staples	7.4	6.5
Consumer Discretionary	7.2	7.6
Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Stocks and Equity Futures 59.6%		Stocks and Equity Futures 60.8%
	Bonds 44.7%		Bonds 39.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets† (4.7)%		Short-Term Investments and Net Other Assets† (0.7)%
* Foreign investments	12.2%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	372,748	$ 43
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	1,410,407	38,885
Betfair Group PLC (f)	2,135,799	21,380
Las Vegas Sands Corp. (a)	1,586,338	73,876
Pinnacle Entertainment, Inc. (a)	1,753,586	24,059
Starbucks Corp.	2,074,239	80,107
Yum! Brands, Inc.	1,732,234	94,182
		332,489
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	412,694	88,849
Priceline.com, Inc. (a)	199,124	106,981
		195,830
Media - 1.9%
DIRECTV (a)	2,594,247	114,069
Focus Media Holding Ltd. ADR (a)	392,204	12,300
Legend Pictures LLC (a)(r)(s)	8,571	6,428
The Walt Disney Co.	3,224,327	109,821
Time Warner, Inc.	3,976,935	125,910
		368,528
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,263,260	82,835
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	1,083,171	68,901
Limited Brands, Inc.	1,787,464	67,459
TJX Companies, Inc.	431,099	23,547
		159,907
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	587,177	16,065
Under Armour, Inc. Class A (sub. vtg.) (a)	245,997	17,431
VF Corp.	320,134	37,475
		70,971
TOTAL CONSUMER DISCRETIONARY		1,210,603
CONSUMER STAPLES - 6.8%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	634,550	35,029
Carlsberg A/S Series B	44,700	3,353
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	97,384	$ 5,454
Coca-Cola FEMSA SAB de CV sponsored ADR	70,725	6,986
Coca-Cola Icecek A/S	481,588	5,982
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	198,325	7,068
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,213,783	43,766
Diageo PLC sponsored ADR	562,302	45,130
Embotelladora Andina SA sponsored ADR	257,726	7,059
Molson Coors Brewing Co. Class B	1,042,828	45,624
PepsiCo, Inc.	1,124,854	72,474
Pernod-Ricard SA	373,450	33,532
Remy Cointreau SA	168,325	14,826
The Coca-Cola Co.	3,256,916	229,450
		555,733
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	3,261,896	117,135
Drogasil SA	391,400	3,073
Fresh Market, Inc.	14,100	544
Walgreen Co.	585,872	20,629
		141,381
Food Products - 0.5%
Archer Daniels Midland Co.	185,933	5,295
Bunge Ltd.	319,046	20,645
Danone	163,400	11,166
Green Mountain Coffee Roasters, Inc. (a)	42,500	4,451
Nestle SA	307,252	19,026
Unilever NV (NY Reg.)	598,231	20,340
Viterra, Inc.	321,800	3,424
		84,347
Household Products - 1.5%
Colgate-Palmolive Co.	324,967	29,237
Procter & Gamble Co.	4,062,395	258,693
Spectrum Brands Holdings, Inc. (a)	259,133	6,940
		294,870
Personal Products - 0.3%
Avon Products, Inc.	1,009,261	22,769
L'Oreal SA	296,100	32,240
Nu Skin Enterprises, Inc. Class A	84,779	3,585
		58,594
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	623,204	$ 16,945
British American Tobacco PLC sponsored ADR	1,513,054	135,585
Philip Morris International, Inc.	526,872	36,523
Souza Cruz Industria Comerico	564,500	7,049
		196,102
TOTAL CONSUMER STAPLES		1,331,027
ENERGY - 7.4%
Energy Equipment & Services - 2.3%
Aker Solutions ASA	538,774	7,030
Baker Hughes, Inc.	1,382,895	84,509
C&J Energy Services, Inc. (a)(g)	374,800	8,818
Discovery Offshore S.A. (a)(g)	1,018,700	1,519
Ensco International Ltd. ADR	555,260	26,797
Halliburton Co.	2,488,898	110,432
Kvaerner ASA (a)	538,774	1,039
National Oilwell Varco, Inc.	710,055	46,949
Noble Corp.	1,089,708	36,789
Ocean Rig UDW, Inc. (a)	104,100	1,552
Oceaneering International, Inc.	579,698	24,747
Saipem SpA	341,124	15,320
Schlumberger Ltd.	578,124	45,163
TETRA Technologies, Inc. (a)	428,100	4,388
Transocean Ltd. (United States)	672,000	37,645
Vantage Drilling Co. (a)	4,677,101	7,156
		459,853
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	845,697	27,967
Anadarko Petroleum Corp.	805,077	59,374
Apache Corp.	872,771	89,957
BP PLC sponsored ADR	905,028	35,649
Canadian Natural Resources Ltd.	743,700	28,101
CVR Energy, Inc. (a)	402,924	11,471
Exxon Mobil Corp.	2,037,491	150,856
Falkland Oil & Gas Ltd. (a)	624,364	568
HollyFrontier Corp.	1,013,459	72,726
InterOil Corp. (a)(f)	284,231	18,012
Marathon Oil Corp.	2,026,023	54,541
Marathon Petroleum Corp.	1,071,111	39,695
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	218,400	$ 12,432
Occidental Petroleum Corp.	682,348	59,187
Petrobank Energy & Resources Ltd. (a)	858,290	10,404
Petrominerales Ltd.	407,701	12,724
Resolute Energy Corp. (a)	855,062	11,535
Rockhopper Exploration PLC (a)	202,500	709
Rodinia Oil Corp. (a)	449,500	519
Royal Dutch Shell PLC:
Class A sponsored ADR (f)	68,834	4,615
Class B sponsored ADR	2,730,021	184,222
Talisman Energy, Inc.	1,941,700	32,461
Western Refining, Inc. (a)(f)	711,088	12,401
Whiting Petroleum Corp. (a)	443,180	20,878
Williams Companies, Inc.	1,559,100	42,080
		993,084
TOTAL ENERGY		1,452,937
FINANCIALS - 8.4%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	534,300	24,418
E*TRADE Financial Corp. (a)	1,352,400	16,716
Evercore Partners, Inc. Class A	275,200	7,218
ICAP PLC	913,200	7,045
Invesco Ltd.	761,882	13,942
Morgan Stanley	2,784,765	48,733
State Street Corp.	2,399,566	85,233
TD Ameritrade Holding Corp.	1,066,600	16,404
		219,709
Commercial Banks - 2.4%
Banco Macro SA sponsored ADR	144,500	3,913
BB&T Corp.	893,853	19,924
CIT Group, Inc. (a)	203,194	7,024
FirstMerit Corp.	934,898	11,649
Huntington Bancshares, Inc.	5,375,934	27,041
Regions Financial Corp.	2,171,300	9,858
SunTrust Banks, Inc.	1,140,177	22,690
Synovus Financial Corp. (f)	6,616,120	9,593
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	6,507,702	$ 151,044
Wells Fargo & Co.	8,114,874	211,798
		474,534
Consumer Finance - 0.5%
Capital One Financial Corp.	1,035,543	47,687
Discover Financial Services	580,742	14,611
Green Dot Corp. Class A (a)(f)	224,815	7,351
Promise Co. Ltd. (a)	1,201,300	8,600
SLM Corp.	1,544,400	21,205
		99,454
Diversified Financial Services - 1.1%
African Bank Investments Ltd.	2,280,111	11,593
Citigroup, Inc.	5,181,049	160,872
CME Group, Inc.	109,537	29,260
NBH Holdings Corp. Class A (a)(g)	576,500	9,801
		211,526
Insurance - 2.2%
ACE Ltd.	628,282	40,574
Amlin PLC	2,630,845	13,324
Aon Corp.	745,900	34,856
Berkshire Hathaway, Inc.:
Class A (a)	208	22,832
Class B (a)	1,994,121	145,571
Fairfax Financial Holdings Ltd. (sub. vtg.)	114,300	46,096
Fidelity National Financial, Inc. Class A	548,100	9,312
Genworth Financial, Inc. Class A (a)	478,496	3,306
MetLife, Inc.	2,436,422	81,864
The Chubb Corp.	475,900	29,453
Validus Holdings Ltd.	380,065	9,813
		437,001
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	458,500	13,072
Annaly Capital Management, Inc.	713,738	12,940
Camden Property Trust (SBI)	272,101	18,182
Equity Lifestyle Properties, Inc.	120,400	8,298
Prologis, Inc.	1,206,853	32,863
Public Storage	400,195	49,516
The Macerich Co.	334,401	16,399
		151,270
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	19,944,000	$ 7,489
BR Malls Participacoes SA	1,283,200	14,307
CB Richard Ellis Group, Inc. Class A (a)	80,860	1,226
Indiabulls Real Estate Ltd. (a)	3,224,938	5,983
PT Lippo Karawaci Tbk	122,587,250	10,861
		39,866
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,856,619	25,621
TOTAL FINANCIALS		1,658,981
HEALTH CARE - 6.7%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	283,037	16,401
Amgen, Inc.	2,092,949	115,960
AVEO Pharmaceuticals, Inc. (a)	380,100	6,454
AVEO Pharmaceuticals, Inc.	77,244	1,312
Biogen Idec, Inc. (a)	623,416	58,726
BioMarin Pharmaceutical, Inc. (a)	611,487	18,091
Gilead Sciences, Inc. (a)	1,372,644	54,748
Medivir AB (B Shares) (a)	325,143	4,974
ONYX Pharmaceuticals, Inc. (a)	245,107	8,341
		285,007
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	1,621,611	90,778
Boston Scientific Corp. (a)	5,415,038	36,714
C. R. Bard, Inc.	284,966	27,146
Covidien PLC	2,247,103	117,254
Edwards Lifesciences Corp. (a)	540,081	40,749
Mako Surgical Corp. (a)(f)	630,372	22,630
Quidel Corp. (a)	1,129,647	17,261
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,508,000	3,160
William Demant Holding A/S (a)	69,534	5,745
		361,437
Health Care Providers & Services - 1.4%
CIGNA Corp.	756,788	35,372
Express Scripts, Inc. (a)	92,700	4,351
Henry Schein, Inc. (a)	674,713	44,470
McKesson Corp.	1,131,300	90,425
Omnicare, Inc.	832,251	24,726
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Shanghai Pharma Holding Co. Ltd. (H Shares)	70,100	$ 146
UnitedHealth Group, Inc.	1,729,936	82,207
		281,697
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	743,029	40,815
Pharmaceuticals - 1.8%
Bayer AG	118,390	7,635
Merck & Co., Inc.	1,820,350	60,290
Novo Nordisk A/S Series B	69,031	7,354
Pfizer, Inc.	7,863,048	149,241
Sanofi-Aventis sponsored ADR	1,378,600	50,415
Shire PLC sponsored ADR	553,400	53,735
Valeant Pharmaceuticals International, Inc. (Canada)	736,491	33,019
		361,689
TOTAL HEALTH CARE		1,330,645
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	4,552,900	22,179
Goodrich Corp.	661,608	59,002
Honeywell International, Inc.	1,328,764	63,528
MTU Aero Engines Holdings AG	200,864	13,681
Precision Castparts Corp.	451,300	73,946
Safran SA	785,310	30,490
Textron, Inc.	1,531,844	25,842
The Boeing Co.	1,303,389	87,145
United Technologies Corp.	1,749,514	129,901
		505,714
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	310,386	21,882
Building Products - 0.2%
Armstrong World Industries, Inc.	334,346	13,464
Lennox International, Inc.	353,458	11,035
Owens Corning (a)	865,708	25,157
		49,656
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,341,863	40,739
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Stericycle, Inc. (a)	260,397	$ 22,839
Swisher Hygiene, Inc.	1,582,581	7,074
		70,652
Construction & Engineering - 0.2%
Fluor Corp.	429,536	26,081
Foster Wheeler AG (a)	805,796	19,782
		45,863
Electrical Equipment - 0.8%
Acuity Brands, Inc.	356,838	16,429
Alstom SA	536,074	24,895
Cooper Industries PLC Class A	432,401	20,487
Emerson Electric Co.	807,386	37,584
GrafTech International Ltd. (a)	946,564	14,861
Regal-Beloit Corp.	607,829	35,734
		149,990
Industrial Conglomerates - 1.0%
Danaher Corp.	1,336,659	61,232
General Electric Co.	6,835,302	111,484
Tyco International Ltd.	740,950	30,809
		203,525
Machinery - 0.5%
Caterpillar, Inc.	212,929	19,377
Cummins, Inc.	353,179	32,817
Fanuc Corp.	94,400	15,712
Pall Corp.	236,500	12,092
Vallourec SA (f)	130,679	11,762
		91,760
Professional Services - 0.1%
CoStar Group, Inc. (a)	216,150	11,063
Road & Rail - 0.7%
CSX Corp.	2,782,578	61,050
Union Pacific Corp.	948,800	87,451
		148,501
TOTAL INDUSTRIALS		1,298,606
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.2%
Ciena Corp. (a)(f)	719,329	8,805
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Meru Networks, Inc. (a)(f)	189,492	$ 1,732
Nokia Corp. sponsored ADR (f)	1,939,700	12,492
QUALCOMM, Inc.	4,307,108	221,644
		244,673
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,482,029	570,329
Dell, Inc. (a)	1,690,985	25,136
EMC Corp. (a)	3,334,672	75,330
Imagination Technologies Group PLC (a)	188,808	1,087
SanDisk Corp. (a)	621,232	22,768
		694,650
Electronic Equipment & Components - 0.0%
TPK Holdings Co.	31,250	758
Internet Software & Services - 1.7%
Baidu.com, Inc. sponsored ADR (a)	443,896	64,711
Dice Holdings, Inc. (a)	863,244	8,710
Google, Inc. Class A (a)	428,288	231,687
Mail.ru Group Ltd. GDR (a)(g)	329,034	11,839
Renren, Inc. ADR (f)	1,137,201	8,347
WebMD Health Corp. (a)	259,712	9,178
		334,472
IT Services - 0.6%
Accenture PLC Class A	1,266,136	67,852
Cognizant Technology Solutions Corp. Class A (a)	272,357	17,281
MasterCard, Inc. Class A	41,700	13,749
Visa, Inc. Class A	166,568	14,638
		113,520
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	2,242,275	74,040
ARM Holdings PLC sponsored ADR	1,335,141	36,823
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	1,199,542	42,308
Avago Technologies Ltd.	1,264,654	41,873
Inotera Memories, Inc. (a)	30,431,880	7,006
International Rectifier Corp. (a)	594,784	13,555
Intersil Corp. Class A	1,907,025	21,416
KLA-Tencor Corp.	372,636	13,668
Lam Research Corp. (a)	217,263	8,073
Marvell Technology Group Ltd. (a)	4,748,332	62,441
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	12,132,834	$ 71,705
Nanya Technology Corp. (a)	12,095,245	2,193
Omnivision Technologies, Inc. (a)	115,745	2,130
RF Micro Devices, Inc. (a)	906,817	5,631
Skyworks Solutions, Inc. (a)	745,700	15,384
TriQuint Semiconductor, Inc. (a)	528,200	4,004
		422,250
Software - 2.4%
Ariba, Inc. (a)	946,662	25,683
Check Point Software Technologies Ltd. (a)	1,593,174	86,732
Intuit, Inc.	441,631	21,786
Microsoft Corp.	11,058,954	294,168
Nuance Communications, Inc. (a)	758,813	14,084
Oracle Corp.	628,258	17,635
QLIK Technologies, Inc. (a)	69,946	1,775
		461,863
TOTAL INFORMATION TECHNOLOGY		2,272,186
MATERIALS - 1.9%
Chemicals - 1.2%
Albemarle Corp.	233,037	11,817
Ashland, Inc.	473,136	25,081
Celanese Corp. Class A	550,272	25,868
CF Industries Holdings, Inc.	147,600	26,984
Dow Chemical Co.	530,186	15,084
LyondellBasell Industries NV Class A	703,777	24,386
Monsanto Co.	598,723	41,270
Praxair, Inc.	371,200	36,559
The Mosaic Co.	381,800	27,157
W.R. Grace & Co. (a)	152,400	6,008
		240,214
Containers & Packaging - 0.2%
Ball Corp.	741,371	26,630
Rock-Tenn Co. Class A	272,951	14,649
		41,279
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	1,223,750	51,018
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	423,900	$ 17,566
Walter Energy, Inc.	213,595	17,459
		86,043
TOTAL MATERIALS		367,536
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	3,060,701	110,644
Verizon Communications, Inc.	1,032,285	37,338
		147,982
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,380,893	74,375
MetroPCS Communications, Inc. (a)	948,811	10,589
Sprint Nextel Corp. (a)	3,156,391	11,868
		96,832
TOTAL TELECOMMUNICATION SERVICES		244,814
UTILITIES - 2.2%
Electric Utilities - 1.1%
Edison International	1,516,707	56,406
Exelon Corp.	962,747	41,514
FirstEnergy Corp.	1,007,733	44,592
NextEra Energy, Inc.	1,334,554	75,696
		218,208
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	1,233,350	47,472
NRG Energy, Inc. (a)	635,782	14,903
The AES Corp. (a)	2,530,119	27,477
		89,852
Multi-Utilities - 0.6%
Dominion Resources, Inc.	125,300	6,107
PG&E Corp.	680,786	28,831
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	1,156,953	$ 39,487
Sempra Energy	803,260	42,187
		116,612
TOTAL UTILITIES		424,672
TOTAL COMMON STOCKS (Cost $10,989,177)		11,592,007
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	122,399	20,389
TOTAL PREFERRED STOCKS (Cost $21,334)		20,389
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 6,570	6,572
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,790
5.875% 1/15/36	7,325	7,477
6.375% 6/15/14	482	538
		9,805
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,100
Comcast Corp.:
4.95% 6/15/16	2,207	2,479
5.15% 3/1/20	644	733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
6.4% 3/1/40	$ 4,756	$ 5,387
COX Communications, Inc. 4.625% 6/1/13	3,612	3,833
Discovery Communications LLC 3.7% 6/1/15	5,116	5,464
Liberty Media Corp. 8.25% 2/1/30	1,710	1,672
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,884
5.15% 4/30/20	7,276	8,059
6.4% 4/30/40	6,271	7,085
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,711
News America, Inc. 6.15% 2/15/41	4,393	4,580
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,973
5.85% 5/1/17	3,400	3,831
6.2% 7/1/13	2,729	2,968
6.75% 7/1/18	1,378	1,621
Time Warner, Inc.:
3.15% 7/15/15	392	408
5.875% 11/15/16	4,125	4,802
6.2% 3/15/40	3,821	4,097
6.5% 11/15/36	2,758	3,077
		84,764
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	874
TOTAL CONSUMER DISCRETIONARY		102,015
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,298
5.375% 11/15/14	7,113	8,034
Diageo Capital PLC 5.2% 1/30/13	4,139	4,392
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,815
		19,539
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	680
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 553	$ 557
6.5% 8/11/17	8,854	10,694
6.75% 2/19/14	436	493
		21,632
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	554
9.7% 11/10/18	16,451	21,723
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,104
7.25% 6/15/37	7,569	8,432
		34,813
TOTAL CONSUMER STAPLES		75,984
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,637	7,311
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,077
6.5% 4/1/20	1,091	1,238
Noble Holding International Ltd. 3.45% 8/1/15	934	990
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,174
5.15% 3/15/13	2,673	2,815
		22,605
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	807
6.375% 9/15/17	13,514	15,595
BW Group Ltd. 6.625% 6/28/17 (g)	3,472	3,251
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,570
5.7% 5/15/17	424	495
Duke Capital LLC 6.25% 2/15/13	809	861
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,435	1,621
6.45% 11/3/36 (g)	6,493	7,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 1,098	$ 1,269
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,741
Enterprise Products Operating LP:
5.6% 10/15/14	715	785
5.65% 4/1/13	563	598
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	4,535	4,673
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	390
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	4,207	4,486
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,705
Motiva Enterprises LLC 6.85% 1/15/40 (g)	4,294	5,471
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,689
Nexen, Inc.:
5.2% 3/10/15	1,067	1,166
5.875% 3/10/35	1,565	1,478
6.2% 7/30/19	893	1,032
6.4% 5/15/37	5,235	5,371
NGPL PipeCo LLC 6.514% 12/15/12 (g)	4,184	4,329
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,120
5.75% 1/20/20	15,286	16,584
7.875% 3/15/19	7,382	8,980
Petroleos Mexicanos:
5.5% 1/21/21 (g)	7,423	8,073
6% 3/5/20	952	1,073
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	158
4.25% 9/1/12	718	741
5% 2/1/21	2,303	2,447
6.125% 1/15/17	1,940	2,223
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,104	2,304
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,594
5.5% 9/30/14 (g)	5,137	5,664
5.832% 9/30/16 (g)	1,325	1,451
6.332% 9/30/27 (g)	5,910	6,604
6.75% 9/30/19 (g)	3,177	3,812
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,416
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	583
Spectra Energy Capital, LLC 5.65% 3/1/20	455	509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 1,325	$ 1,363
4.6% 6/15/21	1,733	1,790
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,558
Western Gas Partners LP 5.375% 6/1/21	7,979	8,402
XTO Energy, Inc.:
4.9% 2/1/14	394	433
5% 1/31/15	1,414	1,607
5.65% 4/1/16	970	1,151
		171,355
TOTAL ENERGY		193,960
FINANCIALS - 3.4%
Capital Markets - 0.6%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	12,013
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,503
5.95% 1/18/18	4,684	4,980
6% 6/15/20	4,000	4,265
6.15% 4/1/18	1,671	1,785
6.75% 10/1/37	5,715	5,411
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	879	880
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,760
Lazard Group LLC:
6.85% 6/15/17	4,528	5,091
7.125% 5/15/15	1,616	1,822
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,607
6.4% 8/28/17	4,179	4,280
Morgan Stanley:
4% 7/24/15	956	951
4.75% 4/1/14	3,169	3,213
5.45% 1/9/17	1,800	1,845
5.5% 7/28/21	6,859	6,840
5.625% 9/23/19	1,795	1,823
5.75% 1/25/21	8,300	8,538
5.95% 12/28/17	646	668
6% 5/13/14	4,042	4,243
6% 4/28/15	2,091	2,188
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 1,257	$ 1,346
7.3% 5/13/19	6,528	7,283
Northern Trust Corp. 3.375% 8/23/21	1,695	1,692
UBS AG Stamford Branch 3.875% 1/15/15	11,500	11,925
		117,952
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	15,795	15,451
6.1% 6/15/17	565	559
Credit Suisse New York Branch 6% 2/15/18	15,195	16,000
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (g)(o)	4,537	4,469
Discover Bank:
7% 4/15/20	3,200	3,478
8.7% 11/18/19	2,425	2,855
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	456	486
5.5% 10/17/12	2,649	2,755
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,112
4.5% 6/1/18	584	583
8.25% 3/1/38	4,070	4,601
Fifth Third Bank 4.75% 2/1/15	951	1,015
Fifth Third Capital Trust IV 6.5% 4/15/67 (o)	4,393	4,075
HBOS PLC 6.75% 5/21/18 (g)	560	518
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,183
JPMorgan Chase Bank 6% 10/1/17	2,460	2,756
KeyBank NA:
5.45% 3/3/16	2,765	2,997
5.8% 7/1/14	5,776	6,309
KeyCorp. 5.1% 3/24/21	3,752	3,838
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (o)	791	790
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,894
5% 1/17/17	9,004	9,674
5.25% 9/4/12	2,221	2,284
Regions Bank:
6.45% 6/26/37	6,564	5,596
7.5% 5/15/18	3,852	3,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
0.4165% 6/26/12 (o)	$ 499	$ 488
5.75% 6/15/15	1,443	1,364
7.75% 11/10/14	6,740	6,689
SunTrust Banks, Inc. 3.6% 4/15/16	6,397	6,422
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(o)	2,233	1,997
UnionBanCal Corp. 5.25% 12/16/13	777	838
Wachovia Bank NA:
4.8% 11/1/14	551	592
4.875% 2/1/15	1,653	1,762
Wachovia Corp.:
5.625% 10/15/16	3,991	4,368
5.75% 6/15/17	2,371	2,685
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,633
3.676% 6/15/16	3,236	3,419
		140,291
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	13,612
10.25% 7/15/19	862	1,112
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,608
2.95% 5/9/16	1,523	1,536
3.5% 6/29/15	1,574	1,646
5.625% 9/15/17	15,752	17,487
Household Finance Corp. 6.375% 10/15/11	2,184	2,196
HSBC Finance Corp. 5.9% 6/19/12	855	885
SLM Corp. 0.483% 10/25/11 (o)	6,795	6,779
		50,861
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	11,990	12,455
BP Capital Markets PLC:
3.125% 10/1/15	968	1,012
3.625% 5/8/14	7,827	8,254
4.5% 10/1/20	961	1,039
4.742% 3/11/21	6,000	6,565
Capital One Capital V 10.25% 8/15/39	4,592	4,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.953% 6/15/16	$ 8,010	$ 8,180
4.75% 5/19/15	11,282	11,761
5.5% 4/11/13	8,594	8,953
6.5% 8/19/13	25,586	27,215
JPMorgan Chase & Co.:
3.15% 7/5/16	10,650	10,872
3.4% 6/24/15	949	977
4.65% 6/1/14	8,500	9,068
ORIX Corp. 5.48% 11/22/11	311	313
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,258	2,394
5.5% 1/15/14 (g)	816	872
5.7% 4/15/17 (g)	1,991	2,129
TECO Finance, Inc.:
4% 3/15/16	1,828	1,955
5.15% 3/15/20	10,344	11,523
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	4,215	4,419
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(o)	4,049	3,968
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(o)	1,303	1,226
		139,917
Insurance - 0.5%
Aon Corp.:
3.125% 5/27/16	3,702	3,705
3.5% 9/30/15	3,180	3,299
5% 9/30/20	3,164	3,401
6.25% 9/30/40	2,120	2,334
Assurant, Inc. 5.625% 2/15/14	2,245	2,383
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	493
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(o)	1,750	1,667
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	296
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,005	7,802
6.5% 3/15/35 (g)	698	674
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,545
MetLife, Inc.:
2.375% 2/6/14	1,427	1,458
5% 6/15/15	941	1,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11	$ 800	$ 810
6.75% 6/1/16	5,158	6,042
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	477
5.125% 6/10/14 (g)	4,625	5,044
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,744
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,203	3,776
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,632	5,080
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,976	4,192
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,426
Pacific LifeCorp 6% 2/10/20 (g)	5,390	6,017
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,537
5.15% 1/15/13	2,934	3,073
7.375% 6/15/19	2,520	3,011
8.875% 6/15/38 (o)	2,403	2,619
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(o)	473	449
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,336
Unum Group:
5.625% 9/15/20	3,667	4,000
7.125% 9/30/16	869	1,016
		97,745
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	311
5.5% 1/15/12	1,481	1,505
BRE Properties, Inc. 5.5% 3/15/17	977	1,080
Camden Property Trust:
5.375% 12/15/13	3,103	3,319
5.875% 11/30/12	542	566
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,002	4,747
5.375% 10/15/12	4,036	4,084
7.5% 4/1/17	4,622	5,138
Duke Realty LP:
4.625% 5/15/13	967	1,003
5.875% 8/15/12	98	101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
5.375% 10/15/15	$ 948	$ 1,006
6% 9/15/17	717	748
6.25% 12/15/14	1,000	1,074
6.25% 1/15/17	399	429
Federal Realty Investment Trust:
5.4% 12/1/13	355	378
5.9% 4/1/20	1,860	2,011
6% 7/15/12	3,443	3,559
6.2% 1/15/17	501	568
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,854
6.25% 6/15/17	996	1,092
6.65% 1/15/18	676	762
Washington (REIT) 5.25% 1/15/14	476	508
		35,843
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	2,162
Arden Realty LP 5.2% 9/1/11	1,573	1,573
BioMed Realty LP:
3.85% 4/15/16	7,000	7,063
6.125% 4/15/20	2,467	2,663
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	135
5.75% 4/1/12	2,217	2,259
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,780
5.25% 3/15/21	4,138	4,139
Duke Realty LP:
5.4% 8/15/14	771	815
5.5% 3/1/16	3,075	3,261
6.75% 3/15/20	560	600
8.25% 8/15/19	2,489	2,927
ERP Operating LP:
4.75% 7/15/20	5,288	5,479
5.5% 10/1/12	382	399
5.75% 6/15/17	2,042	2,307
Liberty Property LP:
4.75% 10/1/20	7,482	7,628
5.125% 3/2/15	1,229	1,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,772	$ 1,967
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,291
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,290
Regency Centers LP:
4.95% 4/15/14	494	525
5.25% 8/1/15	1,725	1,866
5.875% 6/15/17	877	996
Simon Property Group LP:
4.2% 2/1/15	2,640	2,815
6.75% 5/15/14	5,698	6,467
Tanger Properties LP:
6.125% 6/1/20	7,047	7,955
6.15% 11/15/15	1,254	1,413
		77,123
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	8,200	8,090
5.65% 5/1/18	1,270	1,295
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,572
		15,957
TOTAL FINANCIALS		675,689
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	907	922
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,592
6.3% 8/15/14	2,925	3,232
Express Scripts, Inc.:
3.125% 5/15/16	6,890	7,044
6.25% 6/15/14	1,991	2,217
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,779
4.125% 9/15/20	5,031	5,042
		20,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 1,065	$ 1,164
TOTAL HEALTH CARE		22,992
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	914
6.375% 6/1/19 (g)	5,000	5,853
6.4% 12/15/11 (g)	661	671
		7,438
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,165
6.9% 7/2/19	887	923
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,794	1,758
8.36% 1/20/19	1,357	1,357
		7,203
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	10,356	11,602
TOTAL INDUSTRIALS		26,243
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	4,036
6% 10/1/12	4,552	4,808
6.55% 10/1/17	1,119	1,331
		10,175
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	586
5.5% 5/15/12	1,881	1,941
		2,527
TOTAL INFORMATION TECHNOLOGY		12,702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	$ 3,469	$ 3,596
7.6% 5/15/14	10,939	12,606
		16,202
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,377
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,510
ArcelorMittal SA 3.75% 3/1/16	2,109	2,086
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,639
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,718
United States Steel Corp. 6.65% 6/1/37	3,989	3,241
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,093
		13,287
TOTAL MATERIALS		31,866
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,851
6.8% 5/15/36	9,241	10,831
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,499
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,323
6.45% 6/15/21	8,745	8,506
7.6% 9/15/39	1,640	1,508
Embarq Corp. 7.995% 6/1/36	3,112	2,952
Sprint Capital Corp. 6.875% 11/15/28	9,000	8,055
Telefonica Emisiones SAU:
5.134% 4/27/20	772	733
5.462% 2/16/21	4,994	4,825
6.421% 6/20/16	939	986
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,179
6.25% 4/1/37	4,611	5,224
Verizon New York, Inc. 6.875% 4/1/12	3,115	3,219
		61,691
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV:
2.375% 9/8/16 (i)	$ 4,810	$ 4,771
3.625% 3/30/15	1,082	1,149
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,800
5.875% 10/1/19	8,810	10,145
6.35% 3/15/40	2,500	2,733
Vodafone Group PLC 5% 12/16/13	2,696	2,922
		36,520
TOTAL TELECOMMUNICATION SERVICES		98,211
UTILITIES - 0.8%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	394
AmerenUE 6.4% 6/15/17	3,507	4,193
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,264
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,287
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,410	5,477
6.4% 9/15/20 (g)	10,335	10,813
Edison International 3.75% 9/15/17	4,275	4,435
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,506
6% 2/2/18 (g)	2,801	2,347
Enel Finance International SA 5.7% 1/15/13 (g)	305	315
FirstEnergy Corp. 7.375% 11/15/31	9,223	10,701
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,960
6.05% 8/15/21	6,126	6,707
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	4,951
3.75% 11/15/20	984	974
Nevada Power Co.:
6.5% 5/15/18	5,290	6,339
6.5% 8/1/18	1,844	2,220
Pennsylvania Electric Co. 6.05% 9/1/17	618	707
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,835
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,979
		80,404
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	$ 357	$ 410
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (g)	2,360	2,458
		2,868
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,681
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,730
5.35% 1/15/14	1,235	1,332
		12,743
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
6.3% 9/30/66 (o)	13,426	12,822
7.5% 6/30/66 (o)	3,828	3,924
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,399
6.5% 9/15/37	3,287	3,949
National Grid PLC 6.3% 8/1/16	407	475
NiSource Finance Corp.:
5.25% 9/15/17	682	763
5.4% 7/15/14	6,582	7,228
5.45% 9/15/20	980	1,100
5.95% 6/15/41	8,000	8,161
6.25% 12/15/40	1,664	1,830
6.4% 3/15/18	1,557	1,830
6.8% 1/15/19	4,065	4,860
San Diego Gas & Electric Co. 3% 8/15/21	1,980	1,971
Wisconsin Energy Corp. 6.25% 5/15/67 (o)	3,554	3,518
		55,830
TOTAL UTILITIES		151,845
TOTAL NONCONVERTIBLE BONDS (Cost $1,290,753)		1,391,507
U.S. Government and Government Agency Obligations - 11.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.875% 8/28/14	$ 11,611	$ 11,727
Tennessee Valley Authority 3.875% 2/15/21	39,390	43,411
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		55,138
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	47,968	58,895
2.125% 2/15/41	99,706	123,200
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		182,095
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 9/1/11 to 12/1/11 (k)	48,100	48,099
U.S. Treasury Bonds 4.375% 5/15/41	170,602	194,752
U.S. Treasury Notes:
0.5% 8/15/14	88,000	88,454
0.625% 7/15/14	825,378	832,743
0.75% 6/15/14	27,903	28,254
1% 10/31/11	70,000	70,109
1% 8/31/16	15,416	15,441
1.5% 7/31/16	61,082	62,738
1.5% 8/31/18	25,343	25,224
2.125% 8/15/21 (f)	99,140	98,164
3.125% 4/30/17 (l)	259,740	287,439
3.125% 5/15/21	301,352	325,930
TOTAL U.S. TREASURY OBLIGATIONS		2,077,347
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,226,945)		2,314,580
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 7.3%
2.303% 6/1/36 (o)	186	194
2.636% 7/1/37 (o)	636	672
3% 10/1/26 (i)	8,000	8,187
3.5% 1/1/21 to 3/1/41	73,517	74,760
4% 2/1/35 to 6/1/41	94,527	98,123
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/41 (i)(j)	$ 44,000	$ 45,601
4% 9/1/41 (i)(j)	223,000	231,113
4% 9/1/41 (i)(j)	34,000	35,237
4% 9/1/41 (i)(j)	52,000	53,892
4% 9/1/41 (i)(j)	80,000	82,910
4% 9/1/41 (i)(j)	91,000	94,311
4.5% 6/1/24 to 9/1/41 (j)	161,875	171,881
4.5% 9/1/26 (i)	1,500	1,599
4.5% 9/1/41 (i)	6,000	6,343
4.5% 9/1/41 (i)(j)	80,000	84,575
4.5% 9/1/41 (i)(j)	3,900	4,123
4.5% 9/1/41 (i)(j)	23,000	24,315
4.5% 9/1/41 (i)(j)	15,000	15,858
5% 6/1/24 to 5/1/41 (j)	99,987	108,010
5% 9/1/41 (i)(j)	24,000	25,848
5.5% 9/1/24 to 3/1/40 (i)	90,097	98,872
5.5% 9/1/41 (i)(j)	28,000	30,604
5.5% 9/1/41 (i)(j)	28,000	30,604
5.5% 9/1/41 (i)(j)	4,000	4,372
5.5% 9/1/41 (i)(j)	9,000	9,837
6% 6/1/35 to 2/1/40	77,782	86,274
6% 9/1/41 (i)	2,600	2,879
6% 9/1/41 (i)	2,000	2,214
TOTAL FANNIE MAE		1,433,208
Freddie Mac - 1.3%
3.261% 10/1/35 (o)	284	304
4% 9/1/41 (i)	9,000	9,320
4.5% 7/1/25 to 8/1/41 (i)	38,192	40,409
4.5% 9/1/41 (i)(j)	16,000	16,882
4.5% 9/1/41 (i)	29,300	30,916
5% 3/1/19 to 9/1/40	46,245	49,931
5.5% 1/1/28 to 3/1/40	71,091	77,591
5.5% 9/1/41	19,200	20,942
6% 7/1/37 to 8/1/37	1,651	1,833
6.5% 3/1/36	1,588	1,790
TOTAL FREDDIE MAC		249,918
Ginnie Mae - 1.0%
3.5% 1/15/41	14,176	14,526
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 1/15/25 to 7/15/41	$ 32,457	$ 34,664
4% 9/1/41 (i)	19,000	20,106
4.5% 3/15/39 to 7/20/41	47,375	51,391
4.5% 9/1/41 (i)	9,350	10,116
5% 5/15/34 to 11/15/40	18,223	20,157
5% 9/1/41 (i)	8,000	8,814
5% 9/1/41 (i)	15,000	16,525
5% 9/1/41 (i)	8,000	8,814
5.5% 12/15/31 to 1/15/39	1,767	1,978
6% 2/15/34	12,255	13,850
TOTAL GINNIE MAE		200,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,859,497)		1,884,067
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (o)	1,577	1,044
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (o)	7	7
Class M2, 1.8684% 3/25/34 (o)	482	362
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (o)	153	148
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (o)	121	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (o)	688	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	3,320	3,414
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,486
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,834
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	784
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (o)	97	76
Series 2004-R2 Class M3, 0.7684% 4/25/34 (o)	147	49
Series 2004-R8 Class M9, 4.3434% 9/25/34 (o)	334	1
Series 2005-R2 Class M1, 0.6684% 4/25/35 (o)	2,266	1,976
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (o)	53	35
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W11 Class M2, 0.9184% 11/25/34 (o)	$ 616	$ 508
Series 2004-W7 Class M1, 0.7684% 5/25/34 (o)	1,600	1,157
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (o)	1,485	377
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (o)	2,908	2,265
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (o)	181	2
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(g)(o)	6,960	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (o)	1,604	1,400
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (o)	14	14
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	583	598
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (g)(o)	311	224
Class B, 0.963% 7/20/39 (g)(o)	290	113
Class C, 1.313% 7/20/39 (g)(o)	372	15
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (o)	5,102	256
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (o)	3,478	49
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (o)	1,978	564
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,618
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4884% 10/25/35 (o)	1,433	1,369
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (o)	43	42
Series 2007-4 Class A1A, 0.3073% 9/25/37 (o)	392	374
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (o)	3,766	3,650
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (o)	175	87
Series 2004-4 Class M2, 1.0134% 6/25/34 (o)	645	283
Series 2005-3 Class MV1, 0.6384% 8/25/35 (o)	626	607
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (o)	53	52
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	180	181
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (o)	43	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (o)	319	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0434% 3/25/34 (o)	$ 25	$ 6
Series 2006-FF14 Class A2, 0.2784% 10/25/36 (o)	1,165	1,113
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,077
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	16	16
Series 2007-1:
Class A4, 5.03% 2/16/15	43	43
Class C, 5.43% 2/16/15	613	614
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (o)	1,041	411
Class M4, 0.8984% 1/25/35 (o)	399	103
Series 2006-D Class M1, 0.4484% 11/25/36 (o)	173	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (g)(o)	3,122	1,842
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,019	811
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (g)(o)	260	244
Series 2006-2A:
Class A, 0.3872% 11/15/34 (g)(o)	1,730	1,431
Class B, 0.4872% 11/15/34 (g)(o)	624	403
Class C, 0.5872% 11/15/34 (g)(o)	1,038	514
Class D, 0.9572% 11/15/34 (g)(o)	395	95
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (o)	566	442
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (o)	2,938	1,815
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (o)	1,186	54
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (g)(o)	400	172
Class C, 0.7684% 9/25/46 (g)(o)	1,676	268
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (o)	413	287
Series 2003-3 Class M1, 1.5084% 8/25/33 (o)	796	630
Series 2003-5 Class A2, 0.9184% 12/25/33 (o)	36	24
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (o)	52	51
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (o)	888	864
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (o)	719	598
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (o)	$ 1,642	$ 556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (o)	3,185	141
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (o)	1,641	1,297
Class MV1, 0.4484% 11/25/36 (o)	1,335	856
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (o)	574	23
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (o)	732	648
Series 2006-A Class 2C, 1.3965% 3/27/42 (o)	2,909	725
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	964	965
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (o)	98	68
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	13	13
Class C, 5.691% 10/20/28 (g)	6	6
Class D, 6.01% 10/20/28 (g)	71	71
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (o)	589	26
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (o)	861	29
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (o)	175	113
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (o)	605	416
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (o)	2,035	1,477
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (o)	3,217	2,295
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (o)	63	43
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (o)	439	281
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (o)	457	59
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (o)	3,956	17
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (q)	1,965	179
Series 2006-3 Class A, 7.1% 1/25/12 (q)	285	6
Series 2006-4:
Class A1, 0.2484% 3/25/25 (o)	8	8
Class A, 6.35% 2/27/12 (q)	1,181	26
Class D, 1.3184% 5/25/32 (o)	2,225	5
Series 2007-1 Class A, 7.27% 4/25/12 (q)	1,587	63
Series 2007-2 Class A, 6.7% 7/25/12 (q)	1,351	69
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (o)	$ 1,566	$ 853
Series 2005-D Class M2, 0.6884% 2/25/36 (o)	857	169
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(g)(o)	621	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(g)(o)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (o)	33	32
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (o)	105	102
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (o)	585	342
Class M4, 1.6684% 9/25/34 (o)	750	308
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (o)	2,624	2,375
Class M3, 0.7784% 1/25/36 (o)	525	336
Class M4, 1.0484% 1/25/36 (o)	1,620	817
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (o)	1,920	13
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (o)	390	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (o)	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (o)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (o)	1,579	1,236
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (o)	26	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (g)(o)	690	659
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (o)	1,396	643
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (o)	75	40
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	698	726
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (o)	32	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (g)(o)	2,156	162
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (g)(o)	1,964	1,100
TOTAL ASSET-BACKED SECURITIES (Cost $91,620)		88,601
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (o)	73	33
Class C, 5.6565% 4/10/49 (o)	194	79
Class D, 5.6565% 4/10/49 (o)	97	34
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	3,010	3,061
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (o)	1,777	1,569
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (o)	1,757	1,502
Series 2004-A Class 2A2, 2.8478% 2/25/34 (o)	848	726
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (o)	145	125
Class 2A2, 2.8677% 3/25/34 (o)	1,064	951
Series 2004-D Class 2A2, 2.8857% 5/25/34 (o)	1,698	1,485
Series 2004-G Class 2A7, 2.9352% 8/25/34 (o)	1,576	1,343
Series 2004-H Class 2A1, 3.1632% 9/25/34 (o)	1,377	1,159
Bayview Commercial Asset Trust Series 2006-3A, 4.2221% 10/25/36 (g)(o)(q)	32,431	2,059
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (o)	2,268	1,714
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (g)(o)(q)	3,688	34
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (o)	413	364
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (o)	3,406	3,133
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (o)	1,314	1,361
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (o)	998	987
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)	1,468	411
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (g)(o)	$ 20	$ 20
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (o)	218	193
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (o)	1,343	1,194
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (g)(o)	3,161	3,139
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (o)	206	94
Series 2006-1A Class C2, 1.413% 12/20/54 (g)(o)	7,110	3,324
Series 2006-2 Class C1, 1.153% 12/20/54 (o)	5,920	2,768
Series 2006-3 Class C2, 0.713% 12/20/54 (o)	1,233	576
Series 2006-4:
Class B1, 0.303% 12/20/54 (o)	4,556	3,611
Class C1, 0.593% 12/20/54 (o)	2,785	1,302
Class M1, 0.383% 12/20/54 (o)	1,198	767
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (o)	2,417	1,130
Class 1M1, 0.513% 12/20/54 (o)	1,611	1,031
Class 2C1, 1.173% 12/20/54 (o)	1,098	513
Class 2M1, 0.713% 12/20/54 (o)	2,067	1,323
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (o)	2,864	1,339
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (o)	472	321
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (o)	649	515
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)	14	14
Class A3, 5.447% 6/12/47 (o)	2,492	2,587
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (o)	2,279	1,734
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (o)	1,145	1,096
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (o)	1,389	1,206
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (o)	2,302	2,098
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	640
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (o)	988	636
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (o)	$ 1,787	$ 1,197
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (g)(o)	273	265
Class C, 0.397% 6/15/22 (g)(o)	1,682	1,573
Class D, 0.407% 6/15/22 (g)(o)	647	602
Class E, 0.417% 6/15/22 (g)(o)	1,035	952
Class F, 0.447% 6/15/22 (g)(o)	1,683	1,532
Class G, 0.517% 6/15/22 (g)(o)	387	345
Class H, 0.537% 6/15/22 (g)(o)	778	676
Class J, 0.577% 6/15/22 (g)(o)	906	782
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (o)	1,581	1,494
Series 2005-A2 Class A7, 2.6224% 2/25/35 (o)	1,168	1,092
Series 2006-A6 Class A4, 3.1818% 10/25/33 (o)	1,320	1,189
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)	5,626	5,853
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (o)	2,320	1,787
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (o)	3,232	142
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (o)	807	644
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (g)(o)	1,574	1,235
Class B6, 3.0558% 7/10/35 (g)(o)	335	246
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	968	1,024
Series 2004-SL3 Class A1, 7% 8/25/16	50	50
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (g)(o)	378	346
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	65
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (o)	41	28
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (o)	499	454
Series 2003-20 Class 1A1, 5.5% 7/25/33	347	351
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (o)	3,593	2,591
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (o)	$ 813	$ 749
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (o)	2,190	1,811
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (o)	690	654
Series 2004-H Class A1, 2.7828% 6/25/34 (o)	1,208	1,144
Series 2004-W Class A9, 2.7617% 11/25/34 (o)	4,592	4,183
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (o)	570	515
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (o)	11,322	10,146
Class 2A6, 2.7552% 7/25/35 (o)	489	432
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (o)	2,593	2,260
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (o)	850	751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,128)		104,461
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (o)	966	998
Class A3, 6.8838% 2/14/43 (o)	1,043	1,099
Class A6, 7.2038% 2/14/43 (o)	1,537	1,608
Class PS1, 1.3868% 2/14/43 (o)(q)	3,705	65
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (o)	1,470	1,552
Series 2006-5:
Class A2, 5.317% 9/10/47	4,468	4,499
Class A3, 5.39% 9/10/47	1,832	1,894
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,746
Series 2007-4 Class A3, 5.798% 2/10/51 (o)	1,310	1,385
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	141
Series 2007-3:
Class A3, 5.6242% 6/10/49 (o)	2,194	2,298
Class A4, 5.6242% 6/10/49 (o)	2,739	2,886
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,055
Series 2004-2:
Class A3, 4.05% 11/10/38	218	220
Class A4, 4.153% 11/10/38	1,666	1,723
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 1,151	$ 1,151
Series 2007-1 Class A2, 5.381% 1/15/49	3,611	3,619
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	734
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	327
Class K, 6.15% 5/11/35 (g)	611	605
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)	4,082	4,275
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (g)(o)	564	533
Class D, 0.5672% 3/15/22 (g)(o)	572	535
Class E, 0.6072% 3/15/22 (g)(o)	472	434
Class F, 0.6772% 3/15/22 (g)(o)	676	608
Class G, 0.7372% 3/15/22 (g)(o)	438	390
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (g)(o)	561	546
Class D, 0.4172% 10/15/19 (g)(o)	1,031	987
Class E, 0.4472% 10/15/19 (g)(o)	956	901
Class F, 0.5172% 10/15/19 (g)(o)	2,868	2,689
Class G, 0.5372% 10/15/19 (g)(o)	1,350	1,198
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (g)(o)	79	55
Series 2004-1:
Class A, 0.5784% 4/25/34 (g)(o)	1,319	1,104
Class B, 2.1184% 4/25/34 (g)(o)	148	84
Class M1, 0.7784% 4/25/34 (g)(o)	119	84
Class M2, 1.4184% 4/25/34 (g)(o)	109	76
Series 2004-2:
Class A, 0.6484% 8/25/34 (g)(o)	1,079	882
Class M1, 0.7984% 8/25/34 (g)(o)	186	135
Series 2004-3:
Class A1, 0.5884% 1/25/35 (g)(o)	2,409	1,883
Class A2, 0.6384% 1/25/35 (g)(o)	346	274
Class M1, 0.7184% 1/25/35 (g)(o)	416	290
Class M2, 1.2184% 1/25/35 (g)(o)	198	132
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (g)(o)	1,715	1,341
Class M1, 0.6484% 8/25/35 (g)(o)	93	55
Class M2, 0.6984% 8/25/35 (g)(o)	154	83
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7184% 8/25/35 (g)(o)	$ 85	$ 45
Class M4, 0.8284% 8/25/35 (g)(o)	78	39
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (g)(o)	699	528
Class A2, 0.6184% 11/25/35 (g)(o)	630	479
Class M1, 0.6584% 11/25/35 (g)(o)	83	50
Class M2, 0.7084% 11/25/35 (g)(o)	105	60
Class M3, 0.7284% 11/25/35 (g)(o)	94	52
Class M4, 0.8184% 11/25/35 (g)(o)	117	57
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (g)(o)	1,621	1,204
Class B1, 1.6184% 1/25/36 (g)(o)	140	28
Class M1, 0.6684% 1/25/36 (g)(o)	523	310
Class M2, 0.6884% 1/25/36 (g)(o)	157	83
Class M3, 0.7184% 1/25/36 (g)(o)	229	112
Class M4, 0.8284% 1/25/36 (g)(o)	127	57
Class M5, 0.8684% 1/25/36 (g)(o)	127	49
Class M6, 0.9184% 1/25/36 (g)(o)	135	41
Series 2006-1:
Class A2, 0.5784% 4/25/36 (g)(o)	246	183
Class M1, 0.5984% 4/25/36 (g)(o)	88	52
Class M2, 0.6184% 4/25/36 (g)(o)	93	51
Class M3, 0.6384% 4/25/36 (g)(o)	80	41
Class M4, 0.7384% 4/25/36 (g)(o)	45	21
Class M5, 0.7784% 4/25/36 (g)(o)	44	18
Class M6, 0.8584% 4/25/36 (g)(o)	88	33
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (g)(o)	3,708	2,770
Class A2, 0.4984% 7/25/36 (g)(o)	220	162
Class B1, 1.0884% 7/25/36 (g)(o)	83	28
Class B3, 2.9184% 7/25/36 (g)(o)	125	35
Class M1, 0.5284% 7/25/36 (g)(o)	231	138
Class M2, 0.5484% 7/25/36 (g)(o)	163	89
Class M3, 0.5684% 7/25/36 (g)(o)	135	73
Class M4, 0.6384% 7/25/36 (g)(o)	91	47
Class M5, 0.6884% 7/25/36 (g)(o)	112	56
Class M6, 0.7584% 7/25/36 (g)(o)	168	64
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (g)(o)	155	13
Class B2, 1.5684% 10/25/36 (g)(o)	112	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8184% 10/25/36 (g)(o)	$ 38	$ 0*
Class M4, 0.6484% 10/25/36 (g)(o)	171	44
Class M5, 0.6984% 10/25/36 (g)(o)	205	41
Class M6, 0.7784% 10/25/36 (g)(o)	401	60
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (g)(o)	878	624
Class A2, 0.4884% 12/25/36 (g)(o)	4,292	2,919
Class B1, 0.9184% 12/25/36 (g)(o)	137	18
Class B2, 1.4684% 12/25/36 (g)(o)	140	14
Class B3, 2.6684% 12/25/36 (g)(o)	237	15
Class M1, 0.5084% 12/25/36 (g)(o)	286	119
Class M2, 0.5284% 12/25/36 (g)(o)	190	71
Class M3, 0.5584% 12/25/36 (g)(o)	192	64
Class M4, 0.6184% 12/25/36 (g)(o)	232	65
Class M5, 0.6584% 12/25/36 (g)(o)	211	47
Class M6, 0.7384% 12/25/36 (g)(o)	190	34
Series 2007-1:
Class A2, 0.4884% 3/25/37 (g)(o)	897	583
Class B1, 0.8884% 3/25/37 (g)(o)	288	35
Class B2, 1.3684% 3/25/37 (g)(o)	207	21
Class B3, 3.5684% 3/25/37 (g)(o)	316	14
Class M1, 0.4884% 3/25/37 (g)(o)	251	93
Class M2, 0.5084% 3/25/37 (g)(o)	187	56
Class M3, 0.5384% 3/25/37 (g)(o)	167	45
Class M4, 0.5884% 3/25/37 (g)(o)	136	33
Class M5, 0.6384% 3/25/37 (g)(o)	209	40
Class M6, 0.7184% 3/25/37 (g)(o)	293	47
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (g)(o)	820	568
Class A2, 0.5384% 7/25/37 (g)(o)	769	447
Class B1, 1.8184% 7/25/37 (g)(o)	238	18
Class B2, 2.4684% 7/25/37 (g)(o)	206	10
Class B3, 3.5684% 7/25/37 (g)(o)	232	6
Class M1, 0.5884% 7/25/37 (g)(o)	269	86
Class M2, 0.6284% 7/25/37 (g)(o)	148	35
Class M3, 0.7084% 7/25/37 (g)(o)	149	27
Class M4, 0.8684% 7/25/37 (g)(o)	295	43
Class M5, 0.9684% 7/25/37 (g)(o)	261	33
Class M6, 1.2184% 7/25/37 (g)(o)	331	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5084% 7/25/37 (g)(o)	$ 918	$ 565
Class B1, 1.1684% 7/25/37 (g)(o)	204	26
Class B2, 1.8184% 7/25/37 (g)(o)	511	47
Class B3, 4.2184% 7/25/37 (g)(o)	205	9
Class M1, 0.5284% 7/25/37 (g)(o)	183	72
Class M2, 0.5584% 7/25/37 (g)(o)	195	65
Class M3, 0.5884% 7/25/37 (g)(o)	306	84
Class M4, 0.7184% 7/25/37 (g)(o)	482	111
Class M5, 0.8184% 7/25/37 (g)(o)	252	50
Class M6, 1.0184% 7/25/37 (g)(o)	192	32
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (g)(o)	316	5
Class B2, 3.6684% 9/25/37 (g)(o)	809	4
Class M1, 1.1684% 9/25/37 (g)(o)	304	36
Class M2, 1.2684% 9/25/37 (g)(o)	304	30
Class M4, 1.8184% 9/25/37 (g)(o)	771	46
Class M5, 1.9684% 9/25/37 (g)(o)	771	31
Class M6, 2.1684% 9/25/37 (g)(o)	775	19
Series 2004-1, Class IO,1.25% 4/25/34 (g)(q)	2,657	100
Series 2007-5A, Class IO, 3.047% 10/25/37 (g)(o)(q)	6,430	638
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (g)(o)	476	450
Class J, 1.0572% 3/15/19 (g)(o)	447	376
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (g)(o)	653	610
Class E, 0.5072% 3/15/22 (g)(o)	3,391	3,139
Class F, 0.5572% 3/15/22 (g)(o)	2,081	1,889
Class G, 0.6072% 3/15/22 (g)(o)	534	472
Class H, 0.7572% 3/15/22 (g)(o)	653	564
Class J, 0.9072% 3/15/22 (g)(o)	653	527
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	207	209
Series 2004-PWR3 Class A3, 4.487% 2/11/41	469	479
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,720
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (o)	769	831
Class AAB, 5.7154% 6/11/40 (o)	6,290	6,697
Series 2007-PW17 Class A1, 5.282% 6/11/50	458	464
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW18:
Class A2, 5.613% 6/11/50	$ 430	$ 438
Class A4, 5.7% 6/11/50	5,820	6,182
Series 2007-T26 Class A1, 5.145% 1/12/45	188	189
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (g)(o)(q)	9,273	0*
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,760
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (g)(o)(q)	14,978	211
Series 2006-T22 Class A4, 5.5338% 4/12/38 (o)	164	182
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (g)(o)	210	104
Class C, 5.7154% 6/11/40 (g)(o)	175	68
Class D, 5.7154% 6/11/40 (g)(o)	175	62
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (g)(o)(q)	114,580	1,202
Series 2007-T28:
Class A1, 5.422% 9/11/42	14	14
Class X2, 0.1654% 9/11/42 (g)(o)(q)	56,451	375
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (g)(o)	863	611
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,614
Class XCL, 2.2784% 5/15/35 (g)(o)(q)	8,801	165
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (g)(o)	469	462
Class G, 0.5402% 8/15/21 (g)(o)	586	568
Class H, 0.5802% 8/15/21 (g)(o)	468	431
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,800
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,967	1,924
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)	1,506	1,503
Class A2, 5.6978% 12/10/49 (o)	1,600	1,627
Class A4, 5.6978% 12/10/49 (o)	4,371	4,716
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	439	440
Class A4, 5.322% 12/11/49	5,943	6,174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,279	$ 1,319
Class C, 5.476% 12/11/49	2,474	495
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (o)	1,314	1,398
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	788
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (g)(o)	6,843	6,609
Class C, 0.4772% 4/15/17 (g)(o)	1,057	1,021
Class D, 0.5172% 4/15/17 (g)(o)	1,043	1,000
Class E, 0.5772% 4/15/17 (g)(o)	332	312
Class F, 0.6172% 4/15/17 (g)(o)	188	170
Class G, 0.7572% 4/15/17 (g)(o)	188	170
Class H, 0.8272% 4/15/17 (g)(o)	188	169
Class J, 1.0572% 4/15/17 (g)(o)	144	121
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (g)(o)	1,003	953
Class D, 0.5472% 11/15/17 (g)(o)	52	49
Class E, 0.5972% 11/15/17 (g)(o)	185	172
Class F, 0.6572% 11/15/17 (g)(o)	204	186
Class G, 0.7072% 11/15/17 (g)(o)	141	125
Series 2006-CN2A:
Class A2FL, 0.4256% 2/5/19 (g)(o)	1,940	1,866
Class AJFL, 0.4656% 2/5/19 (o)	890	815
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (g)(o)	1,872	1,713
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,918
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	2,291	2,278
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,170
Series 2007-C9 Class A4, 5.8145% 12/10/49 (o)	2,907	3,181
Series 2006-C8 Class XP, 0.469% 12/10/46 (o)(q)	17,439	190
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,669
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (o)	$ 9,219	$ 9,255
Class A3, 5.542% 1/15/49 (o)	2,628	2,769
Series 2007-C3 Class A4, 5.702% 6/15/39 (o)	790	824
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,354	7,540
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (o)(q)	12,136	175
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)	1,189	1,255
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (g)(o)	4,688	3,375
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,314
Series 2002-CP5 Class A1, 4.106% 12/15/35	64	64
Series 2004-C1:
Class A3, 4.321% 1/15/37	134	134
Class A4, 4.75% 1/15/37	612	641
Series 2001-CK6 Class AX, 0.837% 8/15/36 (o)(q)	1,545	2
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (g)(o)(q)	2,641	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (o)	4,872	5,108
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (g)(o)	497	432
Class C:
0.3772% 2/15/22 (g)(o)	2,047	1,740
0.4772% 2/15/22 (g)(o)	731	585
Class F, 0.5272% 2/15/22 (g)(o)	1,462	1,140
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (o)(q)	20,525	192
Class B, 5.487% 2/15/40 (g)(o)	2,009	301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	46	46
Class G, 6.936% 3/15/33 (g)	865	854
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,258
Series 2001-1 Class X1, 1.1681% 5/15/33 (g)(o)(q)	2,021	12
Series 2007-C1 Class XP, 0.193% 12/10/49 (o)(q)	27,213	118
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (o)(q)	$ 1,154	$ 2
Series 2005-C1 Class X2, 0.554% 5/10/43 (o)(q)	4,796	22
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (g)(o)	494	481
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,706
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,036
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (g)(o)(q)	16,776	58
Series 2006-GG7 Class A3, 5.881% 7/10/38 (o)	3,464	3,637
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (g)(o)(q)	29,309	217
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (g)(o)	298	275
Class F, 0.6451% 6/6/20 (g)(o)	916	835
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(o)	1,650	1,585
Class D, 2.3636% 3/6/20 (g)(o)	3,090	2,968
Class F, 2.8433% 3/6/20 (g)(o)	136	131
Class G, 3.0177% 3/6/20 (g)(o)	67	65
Class H, 3.5846% 3/6/20 (g)(o)	62	60
Class J, 4.4568% 3/6/20 (g)(o)	85	83
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	402	403
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (g)(o)(q)	21,665	121
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,412	4,406
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	870	869
Series 2007-GG10 Class A2, 5.778% 8/10/45	602	613
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (o)	3,494	3,554
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	2,995
Class A3, 5.42% 1/15/49	3,616	3,829
Series 2005-CB13 Class E, 5.348% 1/12/43 (g)(o)	665	47
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,387	9,615
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JP Morgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)	$ 251	$ 48
Class CS, 5.466% 1/15/49 (o)	108	18
Class ES, 5.5379% 1/15/49 (g)(o)	679	47
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	157	156
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (g)(o)	847	779
Class C, 0.4172% 11/15/18 (g)(o)	602	547
Class D, 0.4372% 11/15/18 (g)(o)	267	241
Class E, 0.4872% 11/15/18 (g)(o)	384	342
Class F, 0.5372% 11/15/18 (g)(o)	577	502
Class G, 0.5672% 11/15/18 (g)(o)	500	420
Class H, 0.7072% 11/15/18 (g)(o)	384	307
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	910
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (o)	537	548
Class A3, 5.336% 5/15/47	548	572
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (o)	4,608	4,865
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (o)	3,689	3,750
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	378
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (o)	112	50
Class C, 5.7415% 2/12/49 (o)	294	120
Class D, 5.7415% 2/12/49 (o)	309	105
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (o)	1,054	1,124
Series 1998-C1 Class D, 6.98% 2/18/30	293	299
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	188	191
Series 2006-C6 Class A2, 5.262% 9/15/39 (o)	735	735
Series 2006-C7:
Class A2, 5.3% 11/15/38	1,214	1,219
Class A3, 5.347% 11/15/38	979	1,026
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)	33	33
Class A4, 5.424% 2/15/40	4,069	4,336
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,051
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 458	$ 458
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,446
Series 2005-C3 Class XCP, 0.78% 7/15/40 (o)(q)	2,989	14
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (o)(q)	6,055	80
Series 2007-C1 Class XCP, 0.472% 2/15/40 (o)(q)	2,256	23
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)	1,642	1,748
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,494
Class XCP, 0.2822% 9/15/45 (o)(q)	98,605	840
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (g)(o)	421	373
Class E, 0.4972% 9/15/21 (g)(o)	1,518	1,328
Class F, 0.5472% 9/15/21 (g)(o)	1,255	1,086
Class G, 0.5672% 9/15/21 (g)(o)	2,478	2,058
Class H, 0.6072% 9/15/21 (g)(o)	639	507
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,337
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (o)	1,030	1,042
Series 2005-LC1 Class F, 5.3796% 1/12/44 (g)(o)	1,143	582
Series 2006-C1 Class A2, 5.6285% 5/12/39 (o)	1,277	1,304
Series 2007-C1 Class A4, 5.8267% 6/12/50 (o)	4,974	5,276
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,023
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (o)	551	537
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (o)	1,398	1,424
Series 2006-4 Class ASB, 5.133% 12/12/49 (o)	1,129	1,189
Series 2007-5:
Class A3, 5.364% 8/12/48	512	520
Class A4, 5.378% 8/12/48	53	54
Class B, 5.479% 8/12/48	3,942	1,599
Series 2007-6:
Class A1, 5.175% 3/12/51	17	17
Class A4, 5.485% 3/12/51 (o)	10,897	11,437
Series 2007-7 Class A4, 5.7436% 6/12/50 (o)	4,599	4,958
Series 2007-8 Class A1, 4.622% 8/12/49	65	66
Series 2006-4 Class XP, 0.6205% 12/12/49 (o)(q)	21,609	408
Series 2007-6 Class B, 5.635% 3/12/51 (o)	1,314	591
Series 2007-7 Class B, 5.7436% 6/12/50 (o)	114	30
Series 2007-8 Class A3, 5.9665% 8/12/49 (o)	1,133	1,204
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (g)(o)	$ 393	$ 236
Series 2007-XCLA Class A1, 0.408% 7/17/17 (g)(o)	715	651
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(o)	754	682
Class D, 0.398% 10/15/20 (g)(o)	732	655
Class E, 0.458% 10/15/20 (g)(o)	916	810
Class F, 0.508% 10/15/20 (g)(o)	550	459
Class G, 0.548% 10/15/20 (g)(o)	680	532
Class H, 0.638% 10/15/20 (g)(o)	428	310
Class J, 0.788% 10/15/20 (g)(o)	488	293
Class MHRO, 0.898% 10/15/20 (g)(o)	532	447
Class MJPM, 1.208% 10/15/20 (g)(o)	25	23
Class NHRO, 1.098% 10/15/20 (g)(o)	805	644
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (g)(o)(q)	3,479	0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,825	1,840
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (o)	666	691
Series 2007-IQ13 Class A1, 5.05% 3/15/44	166	166
Series 2007-T25 Class A1, 5.391% 11/12/49	179	179
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (g)(o)(q)	7,776	12
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (g)(o)(q)	11,696	56
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (g)(o)(q)	9,533	61
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (o)	774	779
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (o)	1,654	1,703
Class A4, 5.73% 10/15/42 (o)	394	433
Series 2006-T23 Class A3, 5.8184% 8/12/41 (o)	671	716
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)	1,971	2,047
Class AAB, 5.654% 4/15/49	3,520	3,732
Class B, 5.7233% 4/15/49 (o)	323	145
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	92	92
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (g)(o)	1,401	1,345
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (g)(o)	$ 1,791	$ 1,589
Class F, 0.5502% 9/15/21 (g)(o)	2,061	1,811
Class G, 0.5702% 9/15/21 (g)(o)	1,953	1,639
Class J, 0.8072% 9/15/21 (g)(o)	434	311
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (g)(o)	142	128
Class AP2, 1.0072% 6/15/20 (g)(o)	237	208
Class F, 0.6872% 6/15/20 (g)(o)	4,581	2,978
Class LXR1, 0.9072% 6/15/20 (g)(o)	162	129
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,629	1,633
Series 2003-C8 Class A3, 4.445% 11/15/35	4,911	4,921
Series 2006-C27 Class A2, 5.624% 7/15/45	33	33
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,703
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,128	1,143
Class A4, 5.305% 12/15/43	386	397
Class A5, 5.342% 12/15/43	1,406	1,464
Series 2007-C31 Class A4, 5.509% 4/15/47	2,970	3,165
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (o)	4,126	4,167
Class A3, 5.7428% 6/15/49 (o)	2,231	2,347
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(o)	624	614
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(o)	1,010	1,013
Class 180B, 5.3979% 10/15/41 (g)(o)	460	460
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,212
Series 2005-C22:
Class B, 5.3592% 12/15/44 (o)	2,914	2,217
Class F, 5.3592% 12/15/44 (g)(o)	2,191	972
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	7,210	7,820
Series 2007-C30:
Class C, 5.483% 12/15/43 (o)	3,942	1,952
Class D, 5.513% 12/15/43 (o)	2,102	829
Class XP, 0.4412% 12/15/43 (g)(o)(q)	14,039	142
Series 2007-C31 Class C, 5.6883% 4/15/47 (o)	361	172
Series 2007-C31A Class A2, 5.421% 4/15/47	9,102	9,471
Series 2007-C32:
Class D, 5.7428% 6/15/49 (o)	987	419
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.7428% 6/15/49 (o)	$ 1,556	$ 490
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (o)	870	936
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $328,691)		413,493
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (o)	2,300	2,385
California Gen. Oblig. 7.5% 4/1/34	4,105	4,868
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,260
Series 2011, 5.665% 3/1/18	4,260	4,567
Series 2011, 5.877% 3/1/19	3,930	4,202
TOTAL MUNICIPAL SECURITIES (Cost $20,571)		22,282
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12	2,462	2,516
United Mexican States 6.05% 1/11/40	5,648	6,467
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,219)		8,983
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $186)	196	208
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,631)	3,319	3,735
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(o) (Cost $670)	$ 1,236	$ 1,054
Fixed-Income Funds - 12.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	3,538,209	388,778
Fidelity High Income Central Fund 2 (p)	5,029,800	533,410
Fidelity Mortgage Backed Securities Central Fund (p)	13,693,721	1,480,565
TOTAL FIXED-INCOME FUNDS (Cost $2,246,617)		2,402,753
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.11% (b)	946,068,192	946,068
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	50,580,435	50,580
TOTAL MONEY MARKET FUNDS (Cost $996,648)		996,648
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (c) (Cost $52,754)	$ 52,754	52,754
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $20,212,441)		21,297,522
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(1,593,778)
NET ASSETS - 100%		$ 19,703,744
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,308 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 140,523	$ (883)

The face value of futures purchased as a percentage of net assets is 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000)(n)

	Sept. 2037	$ 9,998	$ (9,448)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(n)	Sept. 2037	8,142	(7,695)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000)(n)	Sept. 2037	1,078	(1,018)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(n)	Sept. 2037	8,142	(7,695)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000)(n)	Sept. 2037	7,843	(7,412)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000)(n)	Sept. 2037	6,885	(6,507)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(m)

	Dec. 2034	$ 613	$ (598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C)(m)	Oct. 2034	306	(304)
		$ 43,007	$ (40,677)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,612,000 or 1.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,100,000.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $44,432,000.

(m) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,428,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$52,754,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 52,754
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,436
Fidelity Corporate Bond 1-10 Year Central Fund	20,862
Fidelity High Income Central Fund 2	34,384
Fidelity Mortgage Backed Securities Central Fund	44,294
Fidelity Securities Lending Cash Central Fund	1,318
Total	$ 102,294
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ 258,983*	$ 388,778	58.3%
Fidelity High Income Central Fund 2	434,289	134,331	31,017	533,410	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	486,601	126,836	1,480,565	11.5%
Total	$ 2,165,199	$ 620,932	$ 416,836	$ 2,402,753
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,230,992	$ 1,224,521	$ 43	$ 6,428
Consumer Staples	1,331,027	1,295,998	35,029	-
Energy	1,452,937	1,444,119	8,818	-
Financials	1,658,981	1,623,736	35,245	-
Health Care	1,330,645	1,323,291	7,354	-
Industrials	1,298,606	1,282,894	15,712	-
Information Technology	2,272,186	2,272,186	-	-
Materials	367,536	367,536	-	-
Telecommunication Services	244,814	244,814	-	-
Utilities	424,672	424,672	-	-
Corporate Bonds	1,391,507	-	1,391,507	-
U.S. Government and Government Agency Obligations	2,314,580	-	2,314,580	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,884,067	$ -	$ 1,884,067	$ -
Asset-Backed Securities	88,601	-	70,342	18,259
Collateralized Mortgage Obligations	104,461	-	101,638	2,823
Commercial Mortgage Securities	413,493	-	372,483	41,010
Municipal Securities	22,282	-	22,282	-
Foreign Government and Government Agency Obligations	8,983	-	8,983	-
Supranational Obligations	208	-	208	-
Bank Notes	3,735	-	3,735	-
Preferred Securities	1,054	-	1,054	-
Fixed-Income Funds	2,402,753	2,402,753	-	-
Money Market Funds	996,648	996,648	-	-
Cash Equivalents	52,754	-	52,754	-
Total Investments in Securities:	$ 21,297,522	$ 14,903,168	$ 6,325,834	$ 68,520
Derivative Instruments:
Liabilities
Futures Contracts	$ (883)	$ (883)	$ -	$ -
Swap Agreements	(40,677)	-	(39,775)	(902)
Total Derivative Instruments:	$ (41,560)	$ (883)	$ (39,775)	$ (902)
Other Financial Instruments:
Forward Commitments	$ 2,740	$ -	$ 2,740	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	6,195
Total Unrealized Gain (Loss)	6,284
Cost of Purchases	6,521
Proceeds of Sales	(18,615)
Amortization/Accretion	1,804
Transfers in to Level 3	14,005
Transfers out of Level 3	(43,785)
Ending Balance	$ 68,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 6,135
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	1,376
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (902)
Realized gain (loss) on Swap Agreements for the period	$ (1,415)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 175

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (40,677)
Equity Risk
Futures Contracts (a)	-	(883)
Total Value of Derivatives	$ -	$ (41,560)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	30.6%
AAA,AA,A	6.0%
BBB	4.6%
BB	1.8%
B	1.6%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	59.7%
Short-Term Investments and Net Other Assets	(4.7)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	3.0%
Canada	1.2%
France	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $677,351,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $99,800 and repurchase agreements of $52,754) - See accompanying schedule: Unaffiliated issuers (cost $16,969,176)	$ 17,898,121
Fidelity Central Funds (cost $3,243,265)	3,399,401
Total Investments (cost $20,212,441)		$ 21,297,522
Commitment to sell securities on a delayed delivery basis	(984,499)
Receivable for securities sold on a delayed delivery basis	987,239	2,740
Receivable for investments sold, regular delivery		202,177
Cash		73
Foreign currency held at value (cost $972)		970
Receivable for swap agreements		8
Receivable for fund shares sold		10,910
Dividends receivable		28,793
Interest receivable		36,068
Distributions receivable from Fidelity Central Funds		1,729
Receivable for daily variation margin on futures contracts		4,938
Other receivables		1,406
Total assets		21,587,334

Liabilities
Payable for investments purchased Regular delivery	$ 197,108
Delayed delivery	996,521
Payable for swap agreements	558
Payable for fund shares redeemed	532,997
Swap agreements, at value	40,677
Accrued management fee	6,746
Other affiliated payables	2,834
Other payables and accrued expenses	2,815
Collateral on securities loaned, at value	103,334
Total liabilities		1,883,590

Net Assets		$ 19,703,744
Net Assets consist of:
Paid in capital		$ 19,513,591
Undistributed net investment income		89,115
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(946,760)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,047,798
Net Assets		$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Balanced: Net Asset Value, offering price and redemption price per share ($15,601,801 ÷ 858,472 shares)	$ 18.17

Class K: Net Asset Value, offering price and redemption price per share ($4,101,943 ÷ 225,698 shares)	$ 18.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 207,140
Interest		222,001
Income from Fidelity Central Funds		102,294
Total income		531,435

Expenses
Management fee	$ 86,106
Transfer agent fees	33,332
Accounting and security lending fees	2,049
Custodian fees and expenses	590
Independent trustees' compensation	116
Appreciation in deferred trustee compensation account	1
Registration fees	181
Audit	164
Legal	117
Miscellaneous	237
Total expenses before reductions	122,893
Expense reductions	(2,128)	120,765
Net investment income (loss)		410,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,092,650
Fidelity Central Funds	30,796
Foreign currency transactions	(2,512)
Futures contracts	50,072
Swap agreements	(10,722)
Total net realized gain (loss)		2,160,284
Change in net unrealized appreciation (depreciation) on: Investment securities	102,526
Assets and liabilities in foreign currencies	194
Futures contracts	632
Swap agreements	9,045
Delayed delivery commitments	2,837
Total change in net unrealized appreciation (depreciation)		115,234
Net gain (loss)		2,275,518
Net increase (decrease) in net assets resulting from operations		$ 2,686,188

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,670	$ 442,485
Net realized gain (loss)	2,160,284	1,025,577
Change in net unrealized appreciation (depreciation)	115,234	81,659
Net increase (decrease) in net assets resulting from operations	2,686,188	1,549,721
Distributions to shareholders from net investment income	(410,590)	(443,230)
Distributions to shareholders from net realized gain	(9,407)	(12,403)
Total distributions	(419,997)	(455,633)
Share transactions - net increase (decrease)	(2,018,385)	(876,720)
Total increase (decrease) in net assets	247,806	217,368

Net Assets
Beginning of period	19,455,938	19,238,570
End of period (including undistributed net investment income of $89,115 and undistributed net investment income of $107,158, respectively)	$ 19,703,744	$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56
Income from Investment Operations
Net investment income (loss) B	.35	.36	.38	.42	.44
Net realized and unrealized gain (loss)	1.91	.88	(2.29)	(1.76)	2.13
Total from investment operations	2.26	1.24	(1.91)	(1.34)	2.57
Distributions from net investment income	(.35)	(.36)	(.37)	(.43)	(.43)
Distributions from net realized gain	(.01)	(.01)	(.03)	(1.18)	(1.04)
Total distributions	(.36)	(.37)	(.40)	(1.61)	(1.47)
Net asset value, end of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Total Return A	13.88%	8.06%	(10.48)%	(7.28)%	13.96%
Ratios to Average Net Assets C, E
Expenses before reductions	.61%	.62%	.68%	.61%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.68%	.61%	.61%
Expenses net of all reductions	.60%	.61%	.68%	.61%	.60%
Net investment income (loss)	1.92%	2.18%	2.78%	2.22%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 15,602	$ 16,764	$ 17,225	$ 25,363	$ 26,191
Portfolio turnover rate D	193% F	122%	198% F	73% F	89% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.90	.88	(2.29)	(1.41)
Total from investment operations	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.03)	-
Total distributions	(.38) J	(.39)	(.43)	(.11)
Net asset value, end of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	193% I	122%	198% I	73% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,692,822
Gross unrealized depreciation	(854,789)
Net unrealized appreciation (depreciation) on securities and other investments	$ 838,033

Tax Cost	$ 20,459,489

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 66,372
Capital loss carryforward	$ (677,351)
Net unrealized appreciation (depreciation)	$ 801,704

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August, 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 419,997	$ 455,633

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (10,042)	$ 9,045
Equity Risk
Futures Contracts	50,072	632
Interest Rate Risk
Swap Agreements	(680)	-
Totals (a)(b)(c)	$ 39,350	$ 9,677

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $50,072 for futures contracts and $(10,722) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $632 for futures contracts and $9,045 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts". This amount reflects

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be

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5. Derivative Instruments - continued

Credit Default Swaps - continued

either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $43,007 representing 0.22% of net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $17,666,854 and $19,233,208, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 31,252.18
Class K	2,080.05
	$ 33,332

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $689 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,389 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $258,983 in exchange for cash and securities,

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7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind - continued

including accrued interest. Realized gain (loss) of $19,923 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,323. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $491. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,318 (including $11 from securities loaned to FCM).

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,128 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Balanced	$ 328,396	$ 388,939
Class K	82,194	54,291
Total	$ 410,590	$ 443,230
From net realized gain
Balanced	$ 7,916	$ 11,043
Class K	1,491	1,360
Total	$ 9,407	$ 12,403

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Balanced
Shares sold	117,364	132,638	$ 2,150,235	$ 2,182,039
Reinvestment of distributions	17,788	23,996	325,354	389,758
Shares redeemed	(307,092)	(244,641)	(5,576,894)	(4,025,346)
Net increase (decrease)	(171,940)	(88,007)	$ (3,101,305)	$ (1,453,549)
Class K
Shares sold	127,669	63,190	$ 2,316,418	$ 1,045,364
Reinvestment of distributions	4,546	3,419	83,685	55,651
Shares redeemed	(71,990)	(31,877)	(1,317,183)	(524,186)
Net increase (decrease)	60,225	34,732	$ 1,082,920	$ 576,829

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13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Mr. Edward C. Johnson 3d, and Mr. Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 7.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class K designates $178,322,424 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 10%, 39%, 41%, 47% and 48% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011 and July 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 14%, 51%, 54%, 62% and 64% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011 and July 2011, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-UANN-1011
1.863050.102

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	14.38%	3.14%	4.91%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund. For the year, the fund's Retail Class shares returned 14.38%, outperforming the 13.05% gain of the Fidelity Puritan Composite Index. The fund was helped the most by strong security selection in the equity and investment-grade bond subportfolios. The fund's foreign holdings added value overall, aided by a weaker U.S. dollar. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds provided a boost, as did an out-of-index stake in high-yield bonds. Looking at individual stocks, Green Mountain Coffee Roasters soared in March on news that it was teaming up with Starbucks to make Starbucks coffee and Tazo teas available for use in single-serving brewers. Owning a scant stake in index constituent Bank of America, which I sold in July, was the right call, as the stock fell sharply due to concern about capital requirements. Strength in sales of luxury goods and strong merchandising and operating improvement boosted the stock of Polo Ralph Lauren (renamed Ralph Lauren). Turning to detractors, the fund was hurt by a larger-than-index stake in Citigroup, which was held back by continued low interest rates and tepid loan demand. The fund did not own index component IBM, which detracted when the stock turned in a strong gain.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Puritan	.60%
Actual		$ 1,000.00	$ 956.00	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 956.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.7
Exxon Mobil Corp.	1.9	2.1
The Coca-Cola Co.	1.7	1.4
Philip Morris International, Inc.	1.4	1.3
General Electric Co.	1.3	1.6
	9.4
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.7	7.3
U.S. Treasury Obligations	9.7	8.5
Freddie Mac	2.5	1.5
Ginnie Mae	2.0	1.7
Citigroup, Inc.	0.4	0.4
	25.3
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.7	12.9
Information Technology	11.4	12.8
Energy	10.4	10.9
Consumer Discretionary	9.1	9.3
Consumer Staples	8.8	6.2
Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Stocks 58.2%	Stocks 62.1%
Bonds 40.6%	Bonds 34.6%
Convertible Securities 0.6%	Convertible Securities 0.5%
Other Investments 1.0%	Other Investments 1.0%
Short-Term Investments and Net Other Assets† (0.4)%	Short-Term Investments and Net Other Assets 1.8%

* Foreign investments	12.4%	** Foreign investments	13.3%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 57.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.0%
Delphi Corp. Class B (a)	249	$ 4,806
TRW Automotive Holdings Corp. (a)	100,000	4,169
		8,975
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	286,837	23,221
General Motors Co.:
warrants 7/10/16 (a)	99,968	1,529
warrants 7/10/19 (a)	99,968	1,056
Honda Motor Co. Ltd.	1,224,900	39,911
Tesla Motors, Inc. (a)	128,800	3,187
		68,904
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,062,800	32,415
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,368,000	37,716
Dunkin' Brands Group, Inc. (a)	93,400	2,460
Las Vegas Sands Corp. (a)	580,000	27,011
McDonald's Corp.	1,366,900	123,650
Starbucks Corp.	818,300	31,603
Vail Resorts, Inc.	815,227	32,960
		255,400
Household Durables - 0.1%
Lennar Corp. Class A	1,800,200	26,463
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	340,800	73,371
Media - 2.0%
British Sky Broadcasting Group PLC	2,343,500	25,134
Comcast Corp. Class A (special) (non-vtg.)	6,162,400	130,396
Discovery Communications, Inc. (a)	909,400	38,449
HMH Holdings, Inc. (a)(r)	149,814	375
Kabel Deutschland Holding AG (a)	477,639	26,727
Legend Pictures LLC (a)(q)(r)	46,667	35,000
Pandora Media, Inc. (f)	421,894	5,569
Publicis Groupe SA	555,600	26,129
The Walt Disney Co.	1,291,490	43,988
Time Warner, Inc.	1,532,300	48,513
Vertis Holdings, Inc. (a)	1,934	22
		380,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
PPR SA	352,200	$ 58,695
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (a)	530,900	30,187
China ZhengTong Auto Services Holdings Ltd.	3,194,000	4,406
Guess?, Inc.	598,000	20,398
Home Depot, Inc.	1,112,200	37,125
Tiffany & Co., Inc.	436,400	31,403
		123,519
Textiles, Apparel & Luxury Goods - 1.5%
Compagnie Financiere Richemont SA Series A	533,720	30,977
LVMH Moet Hennessy - Louis Vuitton	200,720	34,013
NIKE, Inc. Class B	568,400	49,252
PVH Corp.	919,700	61,307
Ralph Lauren Corp.	631,100	86,530
Vera Bradley, Inc.	605,000	21,236
		283,315
TOTAL CONSUMER DISCRETIONARY		1,311,359
CONSUMER STAPLES - 8.3%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	1,204,175	46,337
Grupo Modelo SAB de CV Series C	3,197,400	18,453
Hansen Natural Corp. (a)	546,400	46,619
Pernod-Ricard SA	697,400	62,620
The Coca-Cola Co.	4,436,900	312,580
		486,609
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	791,100	62,133
Droga Raia SA	902,000	15,865
Drogasil SA	4,059,200	31,873
Walgreen Co.	1,560,200	54,935
Whole Foods Market, Inc.	161,200	10,644
		175,450
Food Products - 1.0%
Diamond Foods, Inc. (f)	374,200	29,509
Green Mountain Coffee Roasters, Inc. (a)	503,600	52,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,184,100	$ 41,467
Mead Johnson Nutrition Co. Class A	891,600	63,527
		187,250
Household Products - 1.1%
Colgate-Palmolive Co.	878,500	79,039
Procter & Gamble Co.	1,897,300	120,820
		199,859
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	448,400	43,791
Nu Skin Enterprises, Inc. Class A	669,300	28,305
Prestige Brands Holdings, Inc. (a)	2,182,251	23,503
		95,599
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	334,000	29,930
Japan Tobacco, Inc.	11,209	48,444
Lorillard, Inc.	542,900	60,490
Philip Morris International, Inc.	3,717,240	257,679
		396,543
TOTAL CONSUMER STAPLES		1,541,310
ENERGY - 8.9%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,131,100	69,122
Cameron International Corp. (a)	454,200	23,600
Dresser-Rand Group, Inc. (a)	315,300	13,384
Ensco International Ltd. ADR	479,400	23,136
Halliburton Co.	1,651,600	73,281
Noble Corp.	1,286,900	43,446
Schlumberger Ltd.	1,511,800	118,102
Transocean Ltd. (United States)	1,115,000	62,462
		426,533
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	395,752	13,088
Apache Corp.	859,100	88,547
Bumi PLC	1,349,237	21,251
Chesapeake Energy Corp.	1,700,100	55,066
Chevron Corp.	1,858,500	183,824
ConocoPhillips	1,076,900	73,305
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels
CVR Energy, Inc. (a)	548,700	$ 15,621
Energen Corp.	378,600	18,589
EV Energy Partners LP	549,800	37,870
Exxon Mobil Corp.	4,749,917	351,684
Marathon Oil Corp.	1,701,000	45,791
Marathon Petroleum Corp.	850,500	31,520
OAO Gazprom sponsored ADR	1,265,400	15,375
Occidental Petroleum Corp.	780,858	67,732
Royal Dutch Shell PLC:
Class A sponsored ADR	1,268,004	85,020
Class B sponsored ADR	127,600	8,610
Valero Energy Corp.	2,694,900	61,228
Western Refining, Inc. (a)(f)	1,156,363	20,167
Williams Companies, Inc.	1,507,400	40,685
		1,234,973
TOTAL ENERGY		1,661,506
FINANCIALS - 7.2%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	1,112,300	14,427
E*TRADE Financial Corp. (a)	2,792,500	34,515
Evercore Partners, Inc. Class A	1,013,500	26,584
Franklin Resources, Inc.	287,900	34,525
Goldman Sachs Group, Inc.	172,900	20,094
HFF, Inc. (a)	548,100	6,479
Invesco Ltd.	1,478,600	27,058
Morgan Stanley	1,248,800	21,854
State Street Corp.	1,359,900	48,304
		233,840
Commercial Banks - 2.3%
BB&T Corp.	1,297,300	28,917
CIT Group, Inc. (a)	822,600	28,437
Comerica, Inc.	1,147,600	29,367
First Republic Bank (f)	400,000	10,200
Huntington Bancshares, Inc.	1,825,900	9,184
Industrial & Commercial Bank of China Ltd. (H Shares)	34,419,000	22,634
SunTrust Banks, Inc.	2,041,700	40,630
U.S. Bancorp	4,053,900	94,091
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	5,238,340	$ 136,721
Zions Bancorporation	1,409,600	24,583
		424,764
Consumer Finance - 0.5%
Capital One Financial Corp.	767,800	35,357
SLM Corp.	4,054,700	55,671
		91,028
Diversified Financial Services - 2.0%
Citigroup, Inc.	6,907,240	214,470
JPMorgan Chase & Co.	3,723,623	139,859
NBH Holdings Corp. Class A (a)(h)	710,000	12,070
Station Holdco LLC (a)(q)(r)	1,405,198	1,405
Station Holdco LLC warrants 6/15/18 (r)	75,658	0
		367,804
Insurance - 0.7%
ACE Ltd.	510,100	32,942
MetLife, Inc.	2,808,600	94,369
		127,311
Real Estate Investment Trusts - 0.3%
Lexington Corporate Properties Trust (f)	4,802,167	35,440
Prologis, Inc.	580,900	15,818
		51,258
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	998,500	15,137
Iguatemi Empresa de Shopping Centers SA	367,800	7,798
		22,935
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (f)	769,200	18,038
TOTAL FINANCIALS		1,336,978
HEALTH CARE - 6.9%
Biotechnology - 1.8%
Achillion Pharmaceuticals, Inc. (a)	2,305,134	14,177
Acorda Therapeutics, Inc. (a)	590,000	15,370
Alexion Pharmaceuticals, Inc. (a)	384,300	22,268
AMAG Pharmaceuticals, Inc. (a)(f)	1,389,900	19,625
Amgen, Inc.	1,124,000	62,275
Ardea Biosciences, Inc. (a)	271,200	4,402
Biogen Idec, Inc. (a)	580,700	54,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology
BioMarin Pharmaceutical, Inc. (a)	1,286,300	$ 38,055
Gilead Sciences, Inc. (a)	381,000	15,196
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	22,913
Theravance, Inc. (a)	1,285,600	24,426
Vertex Pharmaceuticals, Inc. (a)	969,800	43,903
		337,312
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	1,574,900	88,163
Covidien PLC	1,923,100	100,347
Edwards Lifesciences Corp. (a)	572,400	43,188
The Cooper Companies, Inc.	17,559	1,322
William Demant Holding A/S (a)	734,500	60,681
		293,701
Health Care Providers & Services - 1.2%
Aetna, Inc.	583,700	23,366
Apollo Hospitals Enterprise Ltd.	250,000	2,928
CIGNA Corp.	1,128,300	52,737
Express Scripts, Inc. (a)	707,300	33,201
Humana, Inc.	179,800	13,960
McKesson Corp.	744,800	59,532
Medco Health Solutions, Inc. (a)	617,000	33,404
		219,128
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,175,300	14,652
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (a)	606,200	22,351
Sequenom, Inc. (a)	1,152,600	7,065
Thermo Fisher Scientific, Inc. (a)	466,500	25,625
		55,041
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	2,640,348	28,173
GlaxoSmithKline PLC sponsored ADR	1,472,200	63,054
Perrigo Co.	333,200	31,567
Pfizer, Inc.	6,084,700	115,488
Sanofi-Aventis sponsored ADR	1,399,900	51,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	590,300	$ 57,318
Valeant Pharmaceuticals International, Inc. (Canada)	300,311	13,464
		360,258
TOTAL HEALTH CARE		1,280,092
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	420,374	31,650
GeoEye, Inc. (a)	491,600	17,781
Goodrich Corp.	593,400	52,919
Precision Castparts Corp.	363,600	59,576
Textron, Inc.	950,500	16,035
United Technologies Corp.	2,798,800	207,811
		385,772
Airlines - 0.2%
Copa Holdings SA Class A	292,100	20,190
Delta Air Lines, Inc. (a)	388,219	2,923
Southwest Airlines Co.	2,837,800	24,462
		47,575
Building Products - 0.1%
A.O. Smith Corp.	700,850	27,536
Masonite Worldwide Holdings	5,358	153
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	31
warrants 5/20/16 (a)	19,485	24
		27,744
Construction & Engineering - 0.4%
Fluor Corp.	947,300	57,520
Foster Wheeler AG (a)	400,000	9,820
		67,340
Electrical Equipment - 0.4%
AMETEK, Inc.	925,035	36,150
Regal-Beloit Corp.	516,000	30,336
		66,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.7%
Danaher Corp.	1,458,000	$ 66,791
General Electric Co.	15,083,900	246,018
		312,809
Machinery - 0.1%
WABCO Holdings, Inc. (a)	581,600	27,132
Professional Services - 0.1%
Qualicorp SA	1,519,000	13,740
Road & Rail - 0.7%
Union Pacific Corp.	1,352,056	124,619
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (f)	2,000,000	45,620
TOTAL INDUSTRIALS		1,118,837
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR (a)	5,198,600	19,027
Juniper Networks, Inc. (a)	317,500	6,645
Motorola Mobility Holdings, Inc.	770,025	29,045
Polycom, Inc. (a)	1,915,000	45,577
QUALCOMM, Inc.	2,423,900	124,734
		225,028
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,512,100	581,901
Dell, Inc. (a)	2,017,500	29,990
Hewlett-Packard Co.	1,231,102	32,046
		643,937
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	868,900	40,821
E Ink Holdings, Inc. GDR (a)(h)	140,100	3,013
		43,834
Internet Software & Services - 1.2%
Demand Media, Inc.	1,324,308	11,455
Facebook, Inc. Class B (a)(r)	881,260	22,032
Google, Inc. Class A (a)	209,800	113,493
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	20,868
GDR (Reg. S)	289,900	10,431
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	847,000	$ 30,966
Velti PLC (a)	1,150,000	10,879
		220,124
IT Services - 1.9%
Accenture PLC Class A	1,674,100	89,715
Atos Origin SA	440,586	22,065
Cognizant Technology Solutions Corp. Class A (a)	2,266,700	143,822
MasterCard, Inc. Class A	216,000	71,217
ServiceSource International, Inc. (f)	1,292,300	23,352
		350,171
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies Ltd.	533,200	17,654
Broadcom Corp. Class A	431,500	15,383
Freescale Semiconductor Holdings I Ltd.	1,465,000	16,848
NXP Semiconductors NV	505,600	8,236
PMC-Sierra, Inc. (a)	1,372,700	8,360
Spansion, Inc. Class A (a)	64,824	973
Teradyne, Inc. (a)	1,291,200	15,624
		83,078
Software - 2.3%
ANSYS, Inc. (a)	647,700	34,963
AsiaInfo-Linkage, Inc. (a)	498,800	5,706
Check Point Software Technologies Ltd. (a)	360,100	19,604
Citrix Systems, Inc. (a)	634,000	38,313
CommVault Systems, Inc. (a)	656,800	22,272
Fortinet, Inc. (a)	768,506	14,702
Informatica Corp. (a)	626,130	26,160
Kenexa Corp. (a)	906,494	19,082
Oracle Corp.	3,706,700	104,047
Rovi Corp. (a)	1,053,000	51,481
salesforce.com, Inc. (a)	332,200	42,771
Solera Holdings, Inc.	671,900	39,407
VMware, Inc. Class A (a)	94,600	8,926
		427,434
TOTAL INFORMATION TECHNOLOGY		1,993,606
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.7%
Chemicals - 0.5%
Arkema SA	111,800	$ 8,681
Ashland, Inc.	297,800	15,786
Lanxess AG	64,400	4,018
LyondellBasell Industries NV Class A	859,594	29,785
The Mosaic Co.	517,100	36,781
Tronox, Inc.	23,603	2,954
		98,005
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	19,874
Metals & Mining - 1.1%
Carpenter Technology Corp.	188,200	9,498
Goldcorp, Inc.	1,291,200	67,250
Newcrest Mining Ltd.	2,628,235	113,128
SunCoke Energy, Inc. (a)	109,300	1,548
		191,424
TOTAL MATERIALS		309,303
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	565,300	30,447
UTILITIES - 0.8%
Electric Utilities - 0.3%
PPL Corp.	1,739,500	50,237
Gas Utilities - 0.1%
ONEOK, Inc.	424,700	30,111
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	21,984
Multi-Utilities - 0.3%
National Grid PLC	5,713,020	57,573
TOTAL UTILITIES		159,905
TOTAL COMMON STOCKS (Cost $9,637,563)		10,743,343
Preferred Stocks - 0.9%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	184,400	$ 7,352
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)(r)	651,410	30,000
TOTAL CONSUMER DISCRETIONARY		37,352
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,766
Chesapeake Energy Corp. 5.00%	18,580	1,904
		5,670
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (h)	214,800	1,997
Citigroup, Inc. 7.50%	59,300	5,610
		7,607
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	113,000	5,544
TOTAL FINANCIALS		13,151
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(r)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	5,209
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,054
PPL Corp. 8.75%	108,000	5,893
		11,947
TOTAL CONVERTIBLE PREFERRED STOCKS		74,323
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	311,350	$ 21,084
Volkswagen AG	286,000	47,642
		68,726
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	8,068
GMAC LLC 7.00% (h)	11,951	8,903
		16,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS		85,697
TOTAL PREFERRED STOCKS (Cost $139,177)		160,020
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17	$ 5,200	3,839
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	502	354
3.5% 1/15/31 (h)	3,712	2,618
		2,972
TOTAL CONSUMER DISCRETIONARY		6,811
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,435
Peabody Energy Corp. 4.75% 12/15/66	6,300	7,379
		8,814
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (r)	$ 10,000	$ 10,000
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,942
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	2,813
TOTAL CONVERTIBLE BONDS		32,380
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	5,187	5,188
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,765
6.125% 5/15/21 (h)	1,690	1,639
Exide Technologies 8.625% 2/1/18 (h)	825	776
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,930	1,862
Tenneco, Inc. 6.875% 12/15/20	2,415	2,439
		13,669
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,048
6.625% 10/1/28	2,510	2,442
7.45% 7/16/31	2,335	2,554
General Motors Corp.:
6.75% 5/1/28 (d)	390	4
7.125% 7/15/13 (d)	1,135	12
7.2% 1/15/11 (d)	2,855	31
7.4% 9/1/25 (d)	195	2
7.7% 4/15/16 (d)	705	8
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY
Automobiles
General Motors Corp.:
8.25% 7/15/23 (d)	$ 5,475	$ 60
8.375% 7/15/33 (d)	16,800	183
		7,344
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,566
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(n)	12,495	12,870
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	2,935
Ameristar Casinos, Inc. 7.5% 4/15/21 (h)	2,810	2,782
Chukchansi Economic Development Authority:
3.917% 11/15/12 (h)(n)	1,140	835
8% 11/15/13 (h)	1,890	1,380
Landry's Restaurants, Inc. 11.625% 12/1/15	760	798
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,873
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	2,848
6.625% 7/15/15	2,080	1,903
6.75% 4/1/13	80	79
7.5% 6/1/16	4,385	3,990
9% 3/15/20	1,770	1,912
13% 11/15/13	5,000	5,800
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(n)	1,975	1,659
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,071
NCL Corp. Ltd. 9.5% 11/15/18 (h)	565	585
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	1,064
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	249
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,544
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	$ 220	$ 220
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,282	698
		34,225
Household Durables - 0.0%
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,865
5.875% 1/15/36	2,020	2,062
6.375% 6/15/14	446	498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)	1,140	1,094
9% 4/15/19 (h)	835	741
		6,260
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (h)	2,131	1,833
10.625% 3/15/19 (h)	1,800	1,566
		3,399
Media - 0.7%
AMC Networks, Inc. 7.75% 7/15/21 (h)	340	355
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	884
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(n)	5,995	5,995
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	655
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,544
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)(n)	520	533
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	761
Clear Channel Communications, Inc.:
5% 3/15/12	4,405	4,361
5.5% 9/15/14	2,355	1,590
5.5% 12/15/16	1,330	648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY
Media
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	$ 780	$ 827
Comcast Corp.:
4.95% 6/15/16	1,742	1,957
5.15% 3/1/20	595	677
5.7% 5/15/18	10,139	11,743
6.4% 3/1/40	2,111	2,391
6.45% 3/15/37	1,033	1,145
COX Communications, Inc. 4.625% 6/1/13	2,632	2,793
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,799
6.35% 6/1/40	3,224	3,630
DISH DBS Corp. 6.75% 6/1/21 (h)	3,515	3,541
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,098
Gray Television, Inc. 10.5% 6/29/15	990	975
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	470
Lamar Media Corp. 7.875% 4/15/18	1,400	1,416
Liberty Media Corp. 8.25% 2/1/30	889	869
National Cinemedia LLC 7.875% 7/15/21 (h)	1,380	1,304
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	4,947
5.15% 4/30/20	4,917	5,446
6.4% 4/30/40	4,249	4,800
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,408
News America, Inc. 6.15% 2/15/41	3,160	3,295
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,937
7% 1/15/14 pay-in-kind	6,023	5,903
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,292
11.5% 5/1/16	1,947	2,210
11.625% 2/1/14	1,171	1,329
Radio One, Inc. 15% 5/11/16 pay-in-kind (h)(n)	4,272	4,008
Satmex Escrow SA de CV 9.5% 5/15/17 (h)	475	471
Sheridan Group, Inc. 12.5% 4/15/14	1,825	1,633
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,347
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 2,500	$ 2,817
6.2% 7/1/13	2,154	2,343
6.75% 7/1/18	1,087	1,279
Time Warner, Inc.:
3.15% 7/15/15	362	376
5.875% 11/15/16	3,112	3,623
6.2% 3/15/40	2,618	2,807
6.5% 11/15/36	2,633	2,937
Videotron Ltd. 9.125% 4/15/18	5,565	6,108
		141,277
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	554
Michaels Stores, Inc. 7.75% 11/1/18	1,665	1,557
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,342
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,020
Staples, Inc. 7.375% 10/1/12	757	806
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,082
		12,361
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19 (h)	605	629
TOTAL CONSUMER DISCRETIONARY		233,600
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,022
5.375% 11/15/14	5,671	6,406
Diageo Capital PLC 5.2% 1/30/13	3,201	3,397
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,012
		14,837
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4.125% 5/15/21	1,950	1,975
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES
Food & Staples Retailing
Rite Aid Corp.:
7.5% 3/1/17	$ 12,125	$ 11,822
10.375% 7/15/16	5,420	5,664
		19,461
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	496
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,272
5.625% 11/1/11	437	440
6.5% 8/11/17	6,561	7,924
6.75% 2/19/14	318	359
		15,491
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	446	512
9.7% 11/10/18	14,772	19,506
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,233
7.25% 6/15/37	6,101	6,796
		30,047
TOTAL CONSUMER STAPLES		79,836
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (h)	1,435	1,392
DCP Midstream LLC 5.35% 3/15/20 (h)	5,028	5,539
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,776
6.5% 4/1/20	1,008	1,143
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	6,620	6,289
Forbes Energy Services Ltd. 9% 6/15/19 (h)	1,385	1,302
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	860	873
Noble Holding International Ltd. 3.45% 8/1/15	863	915
Oil States International, Inc. 6.5% 6/1/19 (h)	1,420	1,416
Precision Drilling Corp.:
6.5% 12/15/21 (h)	315	318
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services
Precision Drilling Corp.:
6.625% 11/15/20	$ 1,580	$ 1,588
Pride International, Inc. 6.875% 8/15/20	1,355	1,619
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	630	643
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,716
5.15% 3/15/13	2,110	2,222
		32,751
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,915	2,900
6.25% 6/1/21	1,675	1,658
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	745
6.375% 9/15/17	9,475	10,934
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,738
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	8,284
BW Group Ltd. 6.625% 6/28/17 (h)	2,741	2,566
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)	635	610
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,602
5.7% 5/15/17	392	458
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	821
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,082
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,050
9% 10/15/14 (h)	1,155	1,193
Duke Capital LLC 6.25% 2/15/13	589	627
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,280
6.45% 11/3/36 (h)	3,753	4,238
El Paso Natural Gas Co. 5.95% 4/15/17	867	1,002
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,955
Enterprise Products Operating LP:
5.6% 10/15/14	660	724
5.65% 4/1/13	410	435
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY
Oil, Gas & Consumable Fuels
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (h)	$ 1,715	$ 1,681
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,581	3,690
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	360
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (h)	1,820	1,738
Marathon Petroleum Corp. 5.125% 3/1/21 (h)	3,001	3,200
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,226
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	2,994
6.85% 1/15/40 (h)	2,906	3,703
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,986
Nexen, Inc.:
5.2% 3/10/15	842	920
5.875% 3/10/35	2,365	2,233
6.2% 7/30/19	825	954
6.4% 5/15/37	4,230	4,340
NGPL PipeCo LLC 6.514% 12/15/12 (h)	3,302	3,416
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,078
5.75% 1/20/20	10,403	11,286
7.875% 3/15/19	5,564	6,769
Petroleos Mexicanos:
5.5% 1/21/21 (h)	5,342	5,809
6% 3/5/20	879	991
Petroleum Development Corp. 12% 2/15/18	4,240	4,537
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	145
4.25% 9/1/12	663	684
5% 2/1/21	1,642	1,745
6.125% 1/15/17	1,880	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	1,661	1,819
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,679
5.5% 9/30/14 (h)	3,880	4,278
5.832% 9/30/16 (h)	1,046	1,146
6.332% 9/30/27 (h)	5,710	6,381
6.75% 9/30/19 (h)	2,367	2,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	$ 2,550	$ 2,576
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,698
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,768
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	538
Spectra Energy Capital, LLC 5.65% 3/1/20	421	471
Spectra Energy Partners, LP:
2.95% 6/15/16	938	965
4.6% 6/15/21	1,227	1,267
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,409
6.85% 6/1/39	6,550	7,649
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,911
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,135
Western Gas Partners LP 5.375% 6/1/21	5,617	5,915
XTO Energy, Inc.:
4.9% 2/1/14	364	400
5% 1/31/15	1,031	1,172
5.65% 4/1/16	707	839
		192,397
TOTAL ENERGY		225,148
FINANCIALS - 3.7%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,893	9,661
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	5,990
5.25% 7/27/21	5,645	5,716
5.95% 1/18/18	3,697	3,931
6% 6/15/20	1,200	1,279
6.15% 4/1/18	1,544	1,649
6.75% 10/1/37	4,509	4,269
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	812	813
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,494
Lazard Group LLC:
6.85% 6/15/17	3,573	4,018
7.125% 5/15/15	1,276	1,439
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Capital Markets
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 4,315	$ 4,427
6.4% 8/28/17	3,463	3,546
Morgan Stanley:
4% 7/24/15	883	878
4.75% 4/1/14	2,291	2,323
5.45% 1/9/17	1,300	1,332
5.5% 7/28/21	4,938	4,924
5.625% 9/23/19	1,659	1,685
5.75% 1/25/21	4,000	4,115
5.95% 12/28/17	510	527
6% 5/13/14	3,192	3,351
6% 4/28/15	1,932	2,021
6.625% 4/1/18	1,161	1,243
7.3% 5/13/19	4,941	5,513
Northern Trust Corp. 3.375% 8/23/21	1,280	1,278
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,416
UBS AG Stamford Branch 3.875% 1/15/15	8,000	8,295
		93,133
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	14,192	13,883
6.1% 6/15/17	522	517
CIT Group, Inc.:
7% 5/1/15	1	1
7% 5/4/15 (h)	14,250	14,036
7% 5/1/16	1	1
7% 5/2/16 (h)	5,172	5,069
7% 5/1/17	1	1
7% 5/2/17 (h)	16,669	16,294
Credit Suisse New York Branch 6% 2/15/18	10,887	11,464
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (h)(n)	3,496	3,444
Discover Bank:
7% 4/15/20	2,178	2,367
8.7% 11/18/19	1,651	1,944
Export-Import Bank of Korea:
5.25% 2/10/14 (h)	333	355
5.5% 10/17/12	2,091	2,175
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks
Fifth Third Bancorp:
3.625% 1/25/16	$ 2,893	$ 2,932
4.5% 6/1/18	418	417
8.25% 3/1/38	3,116	3,523
Fifth Third Bank 4.75% 2/1/15	680	726
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	3,315	3,075
HBOS PLC 6.75% 5/21/18 (h)	408	377
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,560
JPMorgan Chase Bank 6% 10/1/17	1,942	2,175
KeyBank NA:
5.45% 3/3/16	1,877	2,035
5.8% 7/1/14	4,250	4,642
KeyCorp. 5.1% 3/24/21	2,604	2,664
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (n)	547	547
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,658
5% 1/17/17	6,619	7,112
5.25% 9/4/12	1,524	1,568
Regions Bank:
6.45% 6/26/37	4,710	4,015
7.5% 5/15/18	2,851	2,780
Regions Financial Corp.:
0.4165% 6/26/12 (n)	461	451
5.75% 6/15/15	996	941
7.75% 11/10/14	4,550	4,516
SunTrust Banks, Inc. 3.6% 4/15/16	4,440	4,457
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(n)	1,837	1,643
UnionBanCal Corp. 5.25% 12/16/13	614	662
Wachovia Bank NA:
4.8% 11/1/14	509	547
4.875% 2/1/15	1,305	1,391
Wachovia Corp.:
5.625% 10/15/16	3,151	3,448
5.75% 6/15/17	1,728	1,957
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Commercial Banks
Wells Fargo & Co.:
3.625% 4/15/15	$ 3,029	$ 3,164
3.676% 6/15/16	2,210	2,335
		139,869
Consumer Finance - 0.6%
Ally Financial, Inc. 6.25% 12/1/17	1,800	1,719
Discover Financial Services:
6.45% 6/12/17	9,507	10,692
10.25% 7/15/19	797	1,028
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,630	8,673
8.125% 1/15/20	5,000	5,583
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,319
2.95% 5/9/16	1,152	1,162
3.5% 6/29/15	1,191	1,245
5.625% 9/15/17	17,812	19,774
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,360
8% 11/1/31	2,485	2,385
GMAC LLC:
6% 12/15/11	880	880
6.75% 12/1/14	2,355	2,355
6.875% 9/15/11	1,365	1,365
8% 12/31/18	5,795	5,592
8% 11/1/31	19,161	18,586
Household Finance Corp. 6.375% 10/15/11	1,724	1,734
HSBC Finance Corp. 5.9% 6/19/12	789	817
SLM Corp.:
0.483% 10/25/11 (n)	5,381	5,369
8% 3/25/20	1,505	1,565
8.45% 6/15/18	7,220	7,638
		103,841
Diversified Financial Services - 0.9%
Bank of America Corp.:
5.75% 12/1/17	6,120	6,357
8% (i)(n)	730	690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services
BP Capital Markets PLC:
3.125% 10/1/15	$ 894	$ 935
3.625% 5/8/14	5,608	5,914
4.5% 10/1/20	888	960
4.742% 3/11/21	4,210	4,606
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,155
Capital One Capital V 10.25% 8/15/39	3,798	3,943
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,685
CEVA Group PLC:
8.375% 12/1/17 (h)	6,325	5,882
11.5% 4/1/18 (h)	1,360	1,278
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,462
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,794
4.75% 5/19/15	9,415	9,815
5.5% 4/11/13	6,263	6,525
6.5% 8/19/13	19,106	20,322
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)	5,070	4,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,701
JPMorgan Chase & Co.:
3.15% 7/5/16	7,615	7,774
3.4% 6/24/15	877	903
4.65% 6/1/14	6,500	6,934
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	4,872
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,905	3,079
11.5% 8/1/15 (h)	640	678
ORIX Corp. 5.48% 11/22/11	227	229
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,805
5.5% 1/15/14 (h)	644	688
5.7% 4/15/17 (h)	1,572	1,681
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	1,485	1,370
8.25% 2/15/21 (h)	1,485	1,218
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Diversified Financial Services
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (h)	$ 1,285	$ 1,266
TECO Finance, Inc.:
4% 3/15/16	1,242	1,329
5.15% 3/15/20	1,894	2,110
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,547
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,930	4,357
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	4,875
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(n)	6,948	6,815
WM Finance Corp. 9.5% 6/15/16 (h)	515	523
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(n)	2,951	2,892
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(n)	961	904
		159,867
Insurance - 0.4%
Aon Corp.:
3.125% 5/27/16	2,604	2,606
3.5% 9/30/15	2,415	2,505
5% 9/30/20	2,329	2,503
6.25% 9/30/40	1,570	1,729
Assurant, Inc. 5.625% 2/15/14	1,772	1,881
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	359
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)	1,381	1,315
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	273
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,617
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	5,635	5,492
6.5% 3/15/35 (h)	551	532
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,272
MetLife, Inc.:
2.375% 2/6/14	1,319	1,348
5% 6/15/15	686	757
5.875% 2/6/41	1,540	1,636
6.125% 12/1/11	583	591
6.75% 6/1/16	3,874	4,538
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	$ 329	$ 348
5.125% 6/10/14 (h)	3,462	3,776
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,167
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,551
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,353	3,677
Pacific Life Global Funding 5.15% 4/15/13 (h)	3,138	3,309
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,299
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,938
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,592
5.15% 1/15/13	2,369	2,481
7.375% 6/15/19	1,880	2,247
8.875% 6/15/38 (n)	1,751	1,909
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(n)	437	415
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,984
Unum Group:
5.625% 9/15/20	2,719	2,966
7.125% 9/30/16	803	938
USI Holdings Corp. 4.1612% 11/15/14 (h)(n)	2,920	2,613
		80,164
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	227
5.5% 1/15/12	1,169	1,188
BRE Properties, Inc. 5.5% 3/15/17	903	998
Camden Property Trust:
5.375% 12/15/13	2,150	2,299
5.875% 11/30/12	395	413
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,666	3,479
5.375% 10/15/12	2,926	2,961
7.5% 4/1/17	3,456	3,842
Duke Realty LP:
4.625% 5/15/13	741	768
5.875% 8/15/12	71	73
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Real Estate Investment Trusts
Equity One, Inc.:
5.375% 10/15/15	$ 672	$ 713
6% 9/15/17	522	544
6.25% 12/15/14	924	992
6.25% 1/15/17	291	313
Federal Realty Investment Trust:
5.4% 12/1/13	257	274
5.9% 4/1/20	1,287	1,391
6% 7/15/12	2,719	2,811
6.2% 1/15/17	365	414
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,329
6.25% 6/15/17	726	796
6.65% 1/15/18	490	552
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,885	1,805
7% 1/15/16	4,090	4,182
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,042
Washington (REIT) 5.25% 1/15/14	440	470
		38,876
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,575
Arden Realty LP 5.2% 9/1/11	1,241	1,241
BioMed Realty LP:
3.85% 4/15/16	5,000	5,045
6.125% 4/15/20	1,703	1,839
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	125
5.75% 4/1/12	1,747	1,780
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	873
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,553
5.25% 3/15/21	2,876	2,877
Duke Realty LP:
5.4% 8/15/14	596	630
5.5% 3/1/16	2,930	3,107
6.75% 3/15/20	517	554
8.25% 8/15/19	1,710	2,011
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development
ERP Operating LP:
4.75% 7/15/20	$ 3,638	$ 3,769
5.5% 10/1/12	279	291
5.75% 6/15/17	1,446	1,634
Liberty Property LP:
4.75% 10/1/20	5,547	5,655
5.125% 3/2/15	951	1,043
5.5% 12/15/16	1,396	1,549
Mack-Cali Realty LP 7.75% 8/15/19	957	1,193
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,394
Realogy Corp. 11.5% 4/15/17	4,960	3,968
Regency Centers LP:
4.95% 4/15/14	360	383
5.25% 8/1/15	1,257	1,360
5.875% 6/15/17	639	726
Simon Property Group LP:
4.2% 2/1/15	1,785	1,903
6.75% 5/15/14	4,302	4,883
Tanger Properties LP:
6.125% 6/1/20	4,914	5,547
6.15% 11/15/15	873	984
Ventas Realty LP Series 1, 6.5% 6/1/16	660	680
		62,172
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	5,900	5,821
5.65% 5/1/18	3,745	3,818
7.375% 5/15/14	26	28
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,619
		14,286
TOTAL FINANCIALS		692,208
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	852
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	$ 1,235	$ 1,189
Teleflex, Inc. 6.875% 6/1/19	1,665	1,653
		2,842
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,160
6.3% 8/15/14	2,132	2,356
DaVita, Inc.:
6.375% 11/1/18	1,795	1,750
6.625% 11/1/20	1,555	1,512
Express Scripts, Inc.:
3.125% 5/15/16	4,847	4,955
6.25% 6/15/14	1,491	1,660
HCA Holdings, Inc. 7.75% 5/15/21 (h)	22,640	21,734
HCA, Inc.:
6.5% 2/15/20	10,450	10,502
7.5% 2/15/22	3,250	3,218
7.875% 2/15/20	4,825	5,115
9.875% 2/15/17	551	603
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (h)	4,465	3,918
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,644
4.125% 9/15/20	3,728	3,736
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,427
Rotech Healthcare, Inc. 10.5% 3/15/18	960	854
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	626
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(n)	4,790	4,790
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	4,933
9% 5/1/15	1,002	1,055
9.875% 7/1/14	4,690	4,913
10% 5/1/18	5,002	5,452
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,879
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	$ 1,495	$ 1,409
Vanguard Health Systems, Inc. 0% 2/1/16	97	63
		102,264
Pharmaceuticals - 0.1%
Giant Funding Corp. 8.25% 2/1/18 (h)	1,900	1,919
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)	3,695	3,455
6.75% 8/15/21 (h)	4,585	4,081
7% 10/1/20 (h)	1,775	1,633
7.25% 7/15/22 (h)	5,480	4,932
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,075
		17,095
TOTAL HEALTH CARE		123,053
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	844
6.375% 6/1/19 (h)	3,650	4,273
6.4% 12/15/11 (h)	482	490
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (h)	480	449
		6,056
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	64
9.798% 4/1/21	5,502	5,695
6.648% 3/15/19	2,415	2,499
6.9% 7/2/19	701	729
7.339% 4/19/14	1,350	1,317
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	872	889
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,416	1,388
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS
Airlines
U.S. Airways pass-thru trust certificates: - continued
8.36% 1/20/19	$ 1,071	$ 1,071
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,024
		14,711
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	1,310	1,271
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	624
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(n)	2,045	2,045
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,127
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,253
Covanta Holding Corp. 7.25% 12/1/20	1,920	1,954
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,111
5.65% 6/1/14	4,439	4,212
5.75% 5/15/16	1,840	1,693
5.875% 5/1/13	3,460	3,356
6.25% 5/15/19	3,035	2,744
6.625% 11/15/13	8,252	8,046
7.125% 9/1/18 (h)	7,560	7,673
8.25% 12/15/20	3,190	3,246
8.625% 9/15/15	4,640	4,756
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,188
		50,028
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,266
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,461
13.5% 12/1/15 pay-in-kind (h)	774	823
		11,550
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	911
Navistar International Corp. 8.25% 11/1/21	1,735	1,752
		2,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 1,035	$ 864
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	1,625	1,316
8.875% 11/1/17	1,420	1,306
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	439
		3,925
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (h)	2,305	2,167
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18	2,640	2,640
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,850
		5,490
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18	790	820
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	6,686
		7,506
TOTAL INDUSTRIALS		105,367
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,405	4,783
10.125% 11/1/15 pay-in-kind (n)	6,798	5,948
EH Holding Corp. 6.5% 6/15/19 (h)	7,595	7,595
Lucent Technologies, Inc.:
6.45% 3/15/29	16,805	14,452
6.5% 1/15/28	1,110	955
		33,733
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (h)	2,015	1,854
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,525
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY
Electronic Equipment & Components
Tyco Electronics Group SA:
6% 10/1/12	$ 3,594	$ 3,796
6.55% 10/1/17	815	970
		11,511
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	1,565	1,549
Ceridian Corp. 11.25% 11/15/15	2,730	2,532
First Data Corp. 7.375% 6/15/19 (h)	6,880	6,502
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,201
Telcordia Technologies, Inc. 11% 5/1/18 (h)	1,665	2,048
		24,832
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	541
5.5% 5/15/12	1,485	1,533
		2,074
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.05% 2/1/20	4,005	3,805
9.25% 4/15/18 (h)	4,030	4,161
10.125% 12/15/16	7,080	7,346
10.125% 3/15/18 (h)	6,887	7,472
NXP BV/NXP Funding LLC:
2.9993% 10/15/13 (n)	621	602
9.75% 8/1/18 (h)	1,480	1,569
Spansion LLC:
7.875% 11/15/17 (h)	1,150	1,173
11.25% 1/15/16 (d)(h)	905	143
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,439
		28,710
TOTAL INFORMATION TECHNOLOGY		102,714
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,323
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals
Dow Chemical Co.:
7.6% 5/15/14	$ 7,168	$ 8,261
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	840	806
Lyondell Chemical Co. 11% 5/1/18	675	753
		13,143
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,877
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,640	1,410
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	2,040	2,091
Owens-Illinois, Inc. 7.8% 5/15/18	350	368
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (h)	2,340	2,305
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	330
		6,504
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,396
Aperam:
7.375% 4/1/16 (h)	460	432
7.75% 4/1/18 (h)	375	349
ArcelorMittal SA 3.75% 3/1/16	1,466	1,450
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,195
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	822
Calcipar SA 6.875% 5/1/18 (h)	720	682
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,179	1,252
Edgen Murray Corp. 12.25% 1/15/15	7,385	6,942
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (h)	8,300	8,155
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	997
McJunkin Red Man Corp. 9.5% 12/15/16	5,695	5,723
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,342
Severstal Columbus LLC 10.25% 2/15/18	4,670	4,833
SunCoke Energy, Inc. 7.625% 8/1/19 (h)	445	436
United States Steel Corp. 6.65% 6/1/37	3,441	2,796
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,441
		41,243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (h)	$ 6,057	$ 6,360
Clearwater Paper Corp. 7.125% 11/1/18	485	487
Mercer International, Inc. 9.5% 12/1/17	1,195	1,189
Verso Paper Holdings LLC/Verso Paper, Inc. 4.004% 8/1/14 (n)	1,015	817
		8,853
TOTAL MATERIALS		71,620
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,136
6.3% 1/15/38	5,000	5,579
6.8% 5/15/36	8,428	9,878
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,671
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,310
6.45% 6/15/21	6,195	6,026
7.6% 9/15/39	1,148	1,056
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	14,900	14,081
Embarq Corp. 7.995% 6/1/36	2,180	2,068
Frontier Communications Corp. 8.25% 4/15/17	2,710	2,805
Intelsat Ltd. 11.25% 6/15/16	3,590	3,734
Level 3 Escrow, Inc. 8.125% 7/1/19 (h)	2,575	2,433
Sprint Capital Corp.:
6.875% 11/15/28	21,910	19,609
6.9% 5/1/19	14,150	13,938
8.375% 3/15/12	2,330	2,400
Telefonica Emisiones SAU:
5.134% 4/27/20	713	677
5.462% 2/16/21	3,562	3,441
6.421% 6/20/16	684	718
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,269
6.25% 4/1/37	3,729	4,225
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	$ 1,860	$ 1,744
11.75% 7/15/17 (h)	6,720	6,938
Windstream Corp. 7.5% 4/1/23	3,750	3,628
		118,907
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
2.375% 9/8/16 (j)	3,922	3,890
3.625% 3/30/15	999	1,061
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,000	3,760
Crown Castle International Corp. 9% 1/15/15	2,955	3,132
Digicel Group Ltd.:
8.875% 1/15/15 (h)	6,915	6,880
12% 4/1/14 (h)	3,990	4,429
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,934
5.875% 10/1/19	6,223	7,166
6.35% 3/15/40	1,699	1,858
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)	10,040	9,588
7.5% 4/1/21 (h)	5,500	5,253
9.5% 6/15/16	4,745	4,935
Nextel Communications, Inc.:
5.95% 3/15/14	830	813
6.875% 10/31/13	4,380	4,353
7.375% 8/1/15	11,630	11,441
NII Capital Corp. 7.625% 4/1/21	4,760	4,879
Vodafone Group PLC 5% 12/16/13	2,129	2,308
		82,680
TOTAL TELECOMMUNICATION SERVICES		201,587
UTILITIES - 1.0%
Electric Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	243	287
AmerenUE 6.4% 6/15/17	2,769	3,311
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,155
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,058
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES
Electric Utilities
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	$ 3,820	$ 3,868
6.4% 9/15/20 (h)	7,663	8,017
Edison International 3.75% 9/15/17	3,169	3,287
Edison Mission Energy 7% 5/15/17	510	357
EDP Finance BV:
4.9% 10/1/19 (h)	1,300	1,030
6% 2/2/18 (h)	2,212	1,853
Enel Finance International SA 5.7% 1/15/13 (h)	282	291
FirstEnergy Corp. 7.375% 11/15/31	6,718	7,794
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,380
6.05% 8/15/21	4,459	4,882
Intergen NV 9% 6/30/17 (h)	7,015	7,278
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	3,931
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,542
3.75% 11/15/20	704	697
Mirant Americas Generation LLC 8.5% 10/1/21	6,695	6,327
Nevada Power Co.:
6.5% 5/15/18	5,100	6,111
6.5% 8/1/18	531	639
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	3,645	3,882
Pennsylvania Electric Co. 6.05% 9/1/17	450	515
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,439
Progress Energy, Inc. 6% 12/1/39	3,060	3,447
Sierra Pacific Power Co. 5.45% 9/1/13	527	570
		83,948
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	299
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (h)	1,660	1,729
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	964
		2,992
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. 7.875% 1/15/23 (h)	12,985	13,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Duke Capital LLC 5.668% 8/15/14	$ 1,905	$ 2,117
Energy Future Holdings Corp. 10% 1/15/20	8,915	8,937
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,174
11% 10/1/21 (h)	6,978	6,490
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,646
5.35% 1/15/14	900	971
GenOn Energy, Inc. 9.875% 10/15/20	2,325	2,284
The AES Corp.:
7.375% 7/1/21 (h)	1,580	1,596
7.75% 10/15/15	4,660	4,881
TXU Corp.:
6.5% 11/15/24	3,915	1,527
6.55% 11/15/34	2,965	1,127
		52,767
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,144
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,469	12,863
7.5% 6/30/66 (n)	1,102	1,130
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,655
6.5% 9/15/37	1,418	1,703
National Grid PLC 6.3% 8/1/16	376	438
NiSource Finance Corp.:
5.25% 9/15/17	497	556
5.4% 7/15/14	1,249	1,372
5.45% 9/15/20	598	671
5.95% 6/15/41	5,667	5,781
6.25% 12/15/40	1,190	1,309
6.4% 3/15/18	1,230	1,446
6.8% 1/15/19	2,710	3,240
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES
Multi-Utilities
San Diego Gas & Electric Co. 3% 8/15/21	$ 1,493	$ 1,486
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	2,776	2,748
		39,542
TOTAL UTILITIES		179,249
TOTAL NONCONVERTIBLE BONDS		2,014,382
TOTAL CORPORATE BONDS (Cost $1,946,822)		2,046,762
U.S. Government and Government Agency Obligations - 10.2%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	30,968
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	56,198	69,000
2.125% 2/15/41	64,537	79,743
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		148,743
U.S. Treasury Obligations - 9.3%
U.S. Treasury Bonds 4.375% 5/15/41	135,976	155,225
U.S. Treasury Notes:
0.5% 8/15/14	71,220	71,587
0.625% 7/15/14	607,323	612,718
0.75% 6/15/14	94,959	96,153
1% 10/31/11	120,000	120,187
1% 8/31/16	8,529	8,543
1.5% 7/31/16	33,794	34,710
1.5% 8/31/18	20,273	20,178
2.125% 8/15/21 (f)	84,560	83,728
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 4/30/17	$ 177,840	$ 196,805
3.125% 5/15/21 (l)	303,631	328,395
TOTAL U.S. TREASURY OBLIGATIONS		1,728,229
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,828,067)		1,907,940
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 6.3%
2.303% 6/1/36 (n)	151	157
2.636% 7/1/37 (n)	492	520
3% 10/1/26 (j)	11,000	11,257
3.5% 11/1/25 to 1/1/41	55,033	55,978
4% 4/1/24 to 8/1/41	96,931	100,587
4% 9/1/41 (j)(k)	30,000	31,091
4% 9/1/41 (j)(k)	167,000	173,076
4% 9/1/41 (j)(k)	16,000	16,582
4% 9/1/41 (j)(k)	47,000	48,710
4% 9/1/41 (j)(k)	109,000	112,966
4.5% 6/1/24 to 9/1/41 (k)	141,600	150,276
4.5% 9/1/26 (j)(k)	1,500	1,599
4.5% 9/1/41 (j)(k)	9,000	9,515
4.5% 9/1/41 (j)(k)	24,000	25,372
4.5% 9/1/41 (j)(k)	47,000	49,688
4.5% 9/1/41 (j)(k)	16,200	17,126
4.5% 9/1/41 (j)(k)	19,000	20,087
4.5% 9/1/41 (j)(k)	13,000	13,743
4.5% 9/1/41 (j)(k)	4,000	4,229
4.5% 9/1/41 (j)(k)	9,040	9,557
5% 6/1/24 to 8/1/40 (k)	74,208	80,168
5% 9/1/41 (j)	15,000	16,155
5.5% 6/1/33 to 3/1/40 (j)	64,392	70,690
5.5% 9/1/41 (j)(k)	4,200	4,591
5.5% 9/1/41 (j)(k)	4,000	4,372
5.5% 9/1/41 (j)(k)	25,000	27,325
5.5% 9/1/41 (j)(k)	25,000	27,325
5.5% 9/1/41 (j)(k)	4,000	4,372
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/41 (j)(k)	$ 4,200	$ 4,591
5.5% 9/1/41 (j)(k)	2,000	2,186
5.5% 9/1/41 (j)(k)	6,000	6,558
6% 6/1/35 to 9/1/39	66,482	73,725
6% 9/1/41 (j)	3,800	4,207
6% 9/1/41 (j)	2,000	2,214
TOTAL FANNIE MAE		1,180,595
Freddie Mac - 1.0%
3.261% 10/1/35 (n)	228	243
4% 9/1/41 (j)	2,000	2,071
4.5% 5/1/39 to 8/1/41 (j)	41,912	44,320
4.5% 9/1/41 (j)	8,000	8,441
4.5% 9/1/41 (j)(k)	14,300	15,089
4.5% 9/1/41 (j)(k)	5,000	5,276
5% 3/1/19 to 12/1/40	34,834	37,615
5.5% 5/1/27 to 2/1/40	53,075	57,924
5.5% 9/1/41 (j)	4,700	5,126
5.5% 9/1/41 (j)	5,600	6,108
6% 7/1/37 to 8/1/37	1,395	1,549
6.5% 3/1/36	3,970	4,476
TOTAL FREDDIE MAC		188,238
Ginnie Mae - 0.8%
3.5% 1/15/41 to 2/15/41	10,581	10,842
4% 1/15/25 to 7/15/41	16,269	17,361
4% 9/1/41 (j)	16,000	16,932
4.5% 3/15/39 to 7/20/41	34,056	36,947
4.5% 9/1/41 (j)	6,550	7,086
5% 4/15/38 to 9/15/40	12,464	13,787
5% 9/1/41 (j)	5,000	5,508
5% 9/1/41 (j)	10,000	11,017
5% 9/1/41 (j)	9,000	9,915
5.5% 12/15/38 to 9/15/39	2,249	2,516
6% 2/15/34	8,510	9,618
TOTAL GINNIE MAE		141,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,491,784)		1,510,362
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (n)	$ 1,091	$ 722
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (n)	5	5
Class M2, 1.8684% 3/25/34 (n)	334	251
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (n)	106	102
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (n)	84	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (n)	472	5
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,530
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,630
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,105
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	544
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (n)	67	52
Series 2004-R2 Class M3, 0.7684% 4/25/34 (n)	101	34
Series 2005-R2 Class M1, 0.6684% 4/25/35 (n)	1,567	1,366
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (n)	36	24
Series 2004-W11 Class M2, 0.9184% 11/25/34 (n)	426	352
Series 2004-W7 Class M1, 0.7684% 5/25/34 (n)	1,108	801
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (n)	1,027	261
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (n)	2,011	1,567
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (n)	125	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(h)(n)	4,820	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (n)	1,109	968
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (n)	10	10
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	403	413
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (h)(n)	215	155
Class B, 0.963% 7/20/39 (h)(n)	200	78
Class C, 1.313% 7/20/39 (h)(n)	258	10
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (n)	4,366	219
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (n)	2,725	38
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (n)	$ 1,368	$ 390
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,457
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4884% 10/25/35 (n)	1,194	1,141
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (n)	30	29
Series 2007-4 Class A1A, 0.3073% 9/25/37 (n)	272	259
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (n)	2,794	2,708
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (n)	121	60
Series 2004-4 Class M2, 1.0134% 6/25/34 (n)	446	196
Series 2005-3 Class MV1, 0.6384% 8/25/35 (n)	433	420
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (n)	37	36
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)	125	125
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (n)	30	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (n)	221	126
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0434% 3/25/34 (n)	17	4
Series 2006-FF14 Class A2, 0.2784% 10/25/36 (n)	858	820
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,031
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	12	12
Series 2007-1:
Class A4, 5.03% 2/16/15	30	30
Class C, 5.43% 2/16/15	426	426
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (n)	720	285
Class M4, 0.8984% 1/25/35 (n)	276	72
Series 2006-D Class M1, 0.4484% 11/25/36 (n)	119	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (h)(n)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	707	563
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (h)(n)	180	169
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3872% 11/15/34 (h)(n)	$ 1,199	$ 992
Class B, 0.4872% 11/15/34 (h)(n)	434	280
Class C, 0.5872% 11/15/34 (h)(n)	720	356
Class D, 0.9572% 11/15/34 (h)(n)	274	66
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (n)	394	307
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (n)	2,032	1,255
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (n)	820	37
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (h)(n)	277	119
Class C, 0.7684% 9/25/46 (h)(n)	1,159	185
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (n)	286	199
Series 2003-3 Class M1, 1.5084% 8/25/33 (n)	550	436
Series 2003-5 Class A2, 0.9184% 12/25/33 (n)	25	17
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (n)	36	36
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (n)	614	598
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (n)	497	414
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (n)	1,137	385
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (n)	2,497	111
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (n)	1,136	897
Class MV1, 0.4484% 11/25/36 (n)	923	591
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (n)	397	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (n)	506	448
Series 2006-A Class 2C, 1.3965% 3/27/42 (n)	2,016	502
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	669	670
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (n)	68	47
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	9	9
Class C, 5.691% 10/20/28 (h)	4	4
Class D, 6.01% 10/20/28 (h)	49	49
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (n)	$ 407	$ 18
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (n)	596	20
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (n)	121	78
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (n)	420	288
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (n)	1,409	1,023
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (n)	2,228	1,589
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (n)	44	30
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (n)	303	194
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (n)	316	41
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (n)	3,110	13
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (p)	1,364	124
Series 2006-3 Class A, 7.1% 1/25/12 (p)	198	4
Series 2006-4:
Class A1, 0.2484% 3/25/25 (n)	5	5
Class A, 6.35% 2/27/12 (p)	819	18
Class D, 1.3184% 5/25/32 (n)	1,544	3
Series 2007-1 Class A, 7.27% 4/25/12 (p)	1,101	44
Series 2007-2 Class A, 6.7% 7/25/12 (p)	936	48
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (n)	1,083	590
Series 2005-D Class M2, 0.6884% 2/25/36 (n)	593	117
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(h)(n)	429	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(h)(n)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (n)	25	25
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (n)	82	79
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (n)	405	237
Class M4, 1.6684% 9/25/34 (n)	519	213
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (n)	1,817	1,644
Class M3, 0.7784% 1/25/36 (n)	363	232
Class M4, 1.0484% 1/25/36 (n)	1,120	565
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (n)	1,328	9
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (n)	271	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (n)	$ 1	$ 1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (n)	1,092	855
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (n)	18	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (h)(n)	478	456
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (n)	965	444
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (n)	52	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	484	504
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (n)	22	15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (h)(n)	1,494	112
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (h)(n)	1,358	761
TOTAL ASSET-BACKED SECURITIES (Cost $66,007)		62,361
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (n)	51	23
Class C, 5.6565% 4/10/49 (n)	135	55
Class D, 5.6565% 4/10/49 (n)	67	23
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (h)	2,043	2,078
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (n)	1,305	1,152
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (n)	$ 1,335	$ 1,141
Series 2004-A Class 2A2, 2.8478% 2/25/34 (n)	669	572
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	100	86
Class 2A2, 2.8677% 3/25/34 (n)	778	696
Series 2004-D Class 2A2, 2.8857% 5/25/34 (n)	1,177	1,029
Series 2004-G Class 2A7, 2.9352% 8/25/34 (n)	1,093	931
Series 2004-H Class 2A1, 3.1632% 9/25/34 (n)	955	804
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (h)(n)(p)	31,300	1,988
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (n)	1,569	1,186
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (h)(n)(p)	2,557	23
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (n)	334	295
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (n)	3,353	3,084
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (n)	912	945
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (n)	812	803
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	285
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (h)(n)	14	14
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (n)	151	134
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (n)	1,101	979
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (h)(n)	2,161	2,146
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (n)	142	65
Series 2006-1A Class C2, 1.413% 12/20/54 (h)(n)	4,917	2,299
Series 2006-2 Class C1, 1.153% 12/20/54 (n)	4,095	1,914
Series 2006-3 Class C2, 0.713% 12/20/54 (n)	853	399
Series 2006-4:
Class B1, 0.303% 12/20/54 (n)	3,154	2,500
Class C1, 0.593% 12/20/54 (n)	1,928	901
Class M1, 0.383% 12/20/54 (n)	829	531
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (n)	$ 1,671	$ 781
Class 1M1, 0.513% 12/20/54 (n)	1,114	713
Class 2C1, 1.173% 12/20/54 (n)	760	355
Class 2M1, 0.713% 12/20/54 (n)	1,431	916
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (n)	1,981	926
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (n)	326	222
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (n)	509	404
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	10	10
Class A3, 5.447% 6/12/47 (n)	1,730	1,796
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (n)	1,855	1,411
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (n)	921	881
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (n)	1,135	985
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (n)	2,570	2,342
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	444
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (n)	683	440
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (n)	1,237	829
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (h)(n)	188	182
Class C, 0.397% 6/15/22 (h)(n)	1,165	1,089
Class D, 0.407% 6/15/22 (h)(n)	448	417
Class E, 0.417% 6/15/22 (h)(n)	717	660
Class F, 0.447% 6/15/22 (h)(n)	1,164	1,059
Class G, 0.517% 6/15/22 (h)(n)	269	239
Class H, 0.537% 6/15/22 (h)(n)	538	468
Class J, 0.577% 6/15/22 (h)(n)	628	542
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (n)	1,272	1,202
Series 2005-A2 Class A7, 2.6224% 2/25/35 (n)	957	895
Series 2006-A6 Class A4, 3.1818% 10/25/33 (n)	1,083	975
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,063
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (n)	$ 1,605	$ 1,236
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (n)	2,236	98
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (n)	661	528
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (h)(n)	1,090	855
Class B6, 3.0558% 7/10/35 (h)(n)	232	171
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	671	710
Series 2004-SL3 Class A1, 7% 8/25/16	35	35
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (h)(n)	262	239
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	45
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (n)	29	20
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (n)	407	371
Series 2003-20 Class 1A1, 5.5% 7/25/33	283	286
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (n)	2,485	1,792
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (n)	654	603
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (n)	1,763	1,458
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (n)	562	533
Series 2004-H Class A1, 2.7828% 6/25/34 (n)	985	932
Series 2004-W Class A9, 2.7617% 11/25/34 (n)	3,635	3,311
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (n)	470	425
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (n)	9,180	8,226
Class 2A6, 2.7552% 7/25/35 (n)	403	356
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (n)	1,798	1,567
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (n)	706	624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,971)		78,748
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (n)	$ 671	$ 694
Class A3, 6.8838% 2/14/43 (n)	724	763
Class A6, 7.2038% 2/14/43 (n)	1,067	1,117
Class PS1, 1.3868% 2/14/43 (n)(p)	2,572	45
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (n)	1,020	1,077
Series 2006-5:
Class A2, 5.317% 9/10/47	3,102	3,123
Class A3, 5.39% 9/10/47	1,272	1,315
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,906
Series 2007-4 Class A3, 5.798% 2/10/51 (n)	910	962
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	98
Series 2007-3:
Class A3, 5.6242% 6/10/49 (n)	1,523	1,595
Class A4, 5.6242% 6/10/49 (n)	1,901	2,003
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,120
Series 2004-2:
Class A3, 4.05% 11/10/38	151	153
Class A4, 4.153% 11/10/38	1,157	1,196
Series 2005-1 Class A3, 4.877% 11/10/42	799	799
Series 2007-1 Class A2, 5.381% 1/15/49	2,506	2,512
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	509
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	228	226
Class K, 6.15% 5/11/35 (h)	424	420
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	2,967
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (h)(n)	392	370
Class D, 0.5672% 3/15/22 (h)(n)	397	371
Class E, 0.6072% 3/15/22 (h)(n)	328	302
Class F, 0.6772% 3/15/22 (h)(n)	467	421
Class G, 0.7372% 3/15/22 (h)(n)	303	270
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (h)(n)	390	379
Class D, 0.4172% 10/15/19 (h)(n)	716	686
Class E, 0.4472% 10/15/19 (h)(n)	663	625
Class F, 0.5172% 10/15/19 (h)(n)	1,987	1,863
Class G, 0.5372% 10/15/19 (h)(n)	935	829
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (h)(n)	$ 54	$ 38
Series 2004-1:
Class A, 0.5784% 4/25/34 (h)(n)	913	764
Class B, 2.1184% 4/25/34 (h)(n)	102	58
Class M1, 0.7784% 4/25/34 (h)(n)	82	59
Class M2, 1.4184% 4/25/34 (h)(n)	76	53
Series 2004-2:
Class A, 0.6484% 8/25/34 (h)(n)	747	610
Class M1, 0.7984% 8/25/34 (h)(n)	128	93
Series 2004-3:
Class A1, 0.5884% 1/25/35 (h)(n)	1,667	1,303
Class A2, 0.6384% 1/25/35 (h)(n)	239	189
Class M1, 0.7184% 1/25/35 (h)(n)	288	200
Class M2, 1.2184% 1/25/35 (h)(n)	137	91
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (h)(n)	1,187	928
Class M1, 0.6484% 8/25/35 (h)(n)	64	38
Class M2, 0.6984% 8/25/35 (h)(n)	106	58
Class M3, 0.7184% 8/25/35 (h)(n)	59	31
Class M4, 0.8284% 8/25/35 (h)(n)	54	27
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (h)(n)	483	365
Class A2, 0.6184% 11/25/35 (h)(n)	436	331
Class M1, 0.6584% 11/25/35 (h)(n)	57	35
Class M2, 0.7084% 11/25/35 (h)(n)	73	42
Class M3, 0.7284% 11/25/35 (h)(n)	65	36
Class M4, 0.8184% 11/25/35 (h)(n)	81	40
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (h)(n)	1,121	833
Class B1, 1.6184% 1/25/36 (h)(n)	97	19
Class M1, 0.6684% 1/25/36 (h)(n)	362	214
Class M2, 0.6884% 1/25/36 (h)(n)	109	57
Class M3, 0.7184% 1/25/36 (h)(n)	159	78
Class M4, 0.8284% 1/25/36 (h)(n)	88	39
Class M5, 0.8684% 1/25/36 (h)(n)	88	34
Class M6, 0.9184% 1/25/36 (h)(n)	93	28
Series 2006-1:
Class A2, 0.5784% 4/25/36 (h)(n)	170	127
Class M1, 0.5984% 4/25/36 (h)(n)	61	36
Class M2, 0.6184% 4/25/36 (h)(n)	64	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6384% 4/25/36 (h)(n)	$ 55	$ 28
Class M4, 0.7384% 4/25/36 (h)(n)	31	15
Class M5, 0.7784% 4/25/36 (h)(n)	30	13
Class M6, 0.8584% 4/25/36 (h)(n)	61	23
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (h)(n)	2,568	1,918
Class A2, 0.4984% 7/25/36 (h)(n)	152	112
Class B1, 1.0884% 7/25/36 (h)(n)	57	19
Class B3, 2.9184% 7/25/36 (h)(n)	86	25
Class M1, 0.5284% 7/25/36 (h)(n)	160	96
Class M2, 0.5484% 7/25/36 (h)(n)	113	62
Class M3, 0.5684% 7/25/36 (h)(n)	94	50
Class M4, 0.6384% 7/25/36 (h)(n)	63	33
Class M5, 0.6884% 7/25/36 (h)(n)	78	39
Class M6, 0.7584% 7/25/36 (h)(n)	116	44
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (h)(n)	107	9
Class B2, 1.5684% 10/25/36 (h)(n)	77	3
Class B3, 2.8184% 10/25/36 (h)(n)	27	0*
Class M4, 0.6484% 10/25/36 (h)(n)	118	31
Class M5, 0.6984% 10/25/36 (h)(n)	142	28
Class M6, 0.7784% 10/25/36 (h)(n)	277	42
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (h)(n)	607	431
Class A2, 0.4884% 12/25/36 (h)(n)	2,971	2,020
Class B1, 0.9184% 12/25/36 (h)(n)	95	13
Class B2, 1.4684% 12/25/36 (h)(n)	97	10
Class B3, 2.6684% 12/25/36 (h)(n)	164	11
Class M1, 0.5084% 12/25/36 (h)(n)	197	82
Class M2, 0.5284% 12/25/36 (h)(n)	131	49
Class M3, 0.5584% 12/25/36 (h)(n)	134	45
Class M4, 0.6184% 12/25/36 (h)(n)	160	44
Class M5, 0.6584% 12/25/36 (h)(n)	147	33
Class M6, 0.7384% 12/25/36 (h)(n)	131	24
Series 2007-1:
Class A2, 0.4884% 3/25/37 (h)(n)	621	404
Class B1, 0.8884% 3/25/37 (h)(n)	198	24
Class B2, 1.3684% 3/25/37 (h)(n)	144	14
Class B3, 3.5684% 3/25/37 (h)(n)	219	10
Class M1, 0.4884% 3/25/37 (h)(n)	174	64
Class M2, 0.5084% 3/25/37 (h)(n)	131	39
Class M3, 0.5384% 3/25/37 (h)(n)	116	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.5884% 3/25/37 (h)(n)	$ 94	$ 23
Class M5, 0.6384% 3/25/37 (h)(n)	145	28
Class M6, 0.7184% 3/25/37 (h)(n)	203	33
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (h)(n)	568	393
Class A2, 0.5384% 7/25/37 (h)(n)	533	310
Class B1, 1.8184% 7/25/37 (h)(n)	165	12
Class B2, 2.4684% 7/25/37 (h)(n)	143	7
Class B3, 3.5684% 7/25/37 (h)(n)	159	4
Class M1, 0.5884% 7/25/37 (h)(n)	187	60
Class M2, 0.6284% 7/25/37 (h)(n)	102	24
Class M3, 0.7084% 7/25/37 (h)(n)	103	19
Class M4, 0.8684% 7/25/37 (h)(n)	205	30
Class M5, 0.9684% 7/25/37 (h)(n)	180	23
Class M6, 1.2184% 7/25/37 (h)(n)	229	23
Series 2007-3:
Class A2, 0.5084% 7/25/37 (h)(n)	635	390
Class B1, 1.1684% 7/25/37 (h)(n)	142	18
Class B2, 1.8184% 7/25/37 (h)(n)	354	32
Class B3, 4.2184% 7/25/37 (h)(n)	142	6
Class M1, 0.5284% 7/25/37 (h)(n)	127	50
Class M2, 0.5584% 7/25/37 (h)(n)	135	45
Class M3, 0.5884% 7/25/37 (h)(n)	212	58
Class M4, 0.7184% 7/25/37 (h)(n)	333	77
Class M5, 0.8184% 7/25/37 (h)(n)	174	35
Class M6, 1.0184% 7/25/37 (h)(n)	132	22
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (h)(n)	219	3
Class B2, 3.6684% 9/25/37 (h)(n)	560	3
Class M1, 1.1684% 9/25/37 (h)(n)	210	25
Class M2, 1.2684% 9/25/37 (h)(n)	210	21
Class M4, 1.8184% 9/25/37 (h)(n)	535	32
Class M5, 1.9684% 9/25/37 (h)(n)	535	21
Class M6, 2.1684% 9/25/37 (h)(n)	535	13
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(p)	1,844	70
Series 2007-5A, Class IO, 3.047% 10/25/37 (h)(n)(p)	4,463	443
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (h)(n)	329	311
Class J, 1.0572% 3/15/19 (h)(n)	309	260
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (h)(n)	$ 452	$ 422
Class E, 0.5072% 3/15/22 (h)(n)	2,347	2,173
Class F, 0.5572% 3/15/22 (h)(n)	1,440	1,308
Class G, 0.6072% 3/15/22 (h)(n)	369	326
Class H, 0.7572% 3/15/22 (h)(n)	452	390
Class J, 0.9072% 3/15/22 (h)(n)	452	365
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	144	145
Series 2004-PWR3 Class A3, 4.487% 2/11/41	326	333
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,804
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (n)	534	577
Class AAB, 5.7154% 6/11/40 (n)	4,740	5,047
Series 2007-PW17 Class A1, 5.282% 6/11/50	318	322
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	326
Class A4, 5.7% 6/11/50	4,380	4,652
Series 2007-T26 Class A1, 5.145% 1/12/45	130	131
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (h)(n)(p)	6,436	0
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,304
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (h)(n)(p)	10,396	147
Series 2006-T22 Class A4, 5.5338% 4/12/38 (n)	114	127
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (h)(n)	146	72
Class C, 5.7154% 6/11/40 (h)(n)	122	48
Class D, 5.7154% 6/11/40 (h)(n)	122	43
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (h)(n)(p)	79,526	834
Series 2007-T28:
Class A1, 5.422% 9/11/42	10	10
Class X2, 0.1654% 9/11/42 (h)(n)(p)	39,180	260
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(n)	518	225
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (h)(n)	597	423
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,120
Class XCL, 2.2784% 5/15/35 (h)(n)(p)	6,108	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (h)(n)	$ 326	$ 321
Class G, 0.5402% 8/15/21 (h)(n)	405	393
Class H, 0.5802% 8/15/21 (h)(n)	324	298
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,806
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,365	1,335
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,045	1,043
Class A2, 5.6978% 12/10/49 (n)	1,210	1,230
Class A4, 5.6978% 12/10/49 (n)	3,035	3,274
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	305	306
Class A4, 5.322% 12/11/49	4,053	4,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	915
Class C, 5.476% 12/11/49	1,717	343
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (n)	912	970
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	547
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (h)(n)	4,783	4,620
Class C, 0.4772% 4/15/17 (h)(n)	734	709
Class D, 0.5172% 4/15/17 (h)(n)	721	692
Class E, 0.5772% 4/15/17 (h)(n)	230	216
Class F, 0.6172% 4/15/17 (h)(n)	130	118
Class G, 0.7572% 4/15/17 (h)(n)	130	117
Class H, 0.8272% 4/15/17 (h)(n)	130	117
Class J, 1.0572% 4/15/17 (h)(n)	100	84
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (h)(n)	696	661
Class D, 0.5472% 11/15/17 (h)(n)	36	34
Class E, 0.5972% 11/15/17 (h)(n)	128	119
Class F, 0.6572% 11/15/17 (h)(n)	141	128
Class G, 0.7072% 11/15/17 (h)(n)	98	87
Series 2006-CN2A:
Class A2FL, 0.4256% 2/5/19 (h)(n)	1,390	1,337
Class AJFL, 0.4656% 2/5/19 (n)	640	586
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (h)(n)	$ 1,300	$ 1,190
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,720
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,583
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,962
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	2,018	2,208
Series 2006-C8 Class XP, 0.469% 12/10/46 (n)(p)	12,088	132
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,158
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	6,402	6,427
Class A3, 5.542% 1/15/49 (n)	1,824	1,922
Series 2007-C3 Class A4, 5.702% 6/15/39 (n)	549	573
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,104	5,233
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (n)(p)	8,413	121
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	825	871
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (h)(n)	3,254	2,343
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	912
Series 2002-CP5 Class A1, 4.106% 12/15/35	44	44
Series 2004-C1:
Class A3, 4.321% 1/15/37	93	93
Class A4, 4.75% 1/15/37	425	445
Series 2001-CK6 Class AX, 0.837% 8/15/36 (n)(p)	1,073	1
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (h)(n)(p)	1,833	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (n)	3,381	3,545
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (h)(n)	345	300
Class C:
0.3772% 2/15/22 (h)(n)	1,416	1,203
0.4772% 2/15/22 (h)(n)	506	404
Class F, 0.5272% 2/15/22 (h)(n)	1,011	789
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (n)(p)	$ 14,245	$ 133
Class B, 5.487% 2/15/40 (h)(n)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	32	32
Class G, 6.936% 3/15/33 (h)	600	592
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,742
Series 2001-1 Class X1, 1.1681% 5/15/33 (h)(n)(p)	1,403	8
Series 2007-C1 Class XP, 0.193% 12/10/49 (n)(p)	18,874	82
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (n)(p)	1,978	3
Series 2005-C1 Class X2, 0.554% 5/10/43 (n)(p)	3,329	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (h)(n)	343	334
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,878
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,802
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (h)(n)(p)	11,644	40
Series 2006-GG7 Class A3, 5.881% 7/10/38 (n)	2,404	2,524
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (h)(n)(p)	20,343	151
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (h)(n)	207	191
Class F, 0.6451% 6/6/20 (h)(n)	634	578
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(n)	1,144	1,099
Class D, 2.3636% 3/6/20 (h)(n)	2,144	2,059
Class F, 2.8433% 3/6/20 (h)(n)	94	91
Class G, 3.0177% 3/6/20 (h)(n)	47	45
Class H, 3.5846% 3/6/20 (h)(n)	42	41
Class J, 4.4568% 3/6/20 (h)(n)	60	59
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	280	280
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (h)(n)(p)	15,037	84
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 3,063	$ 3,058
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	604	603
Series 2007-GG10 Class A2, 5.778% 8/10/45	418	426
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (n)	2,425	2,467
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,076
Class A3, 5.42% 1/15/49	2,510	2,658
Series 2005-CB13 Class E, 5.348% 1/12/43 (h)(n)	461	32
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,519	6,677
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	33
Class CS, 5.466% 1/15/49 (n)	75	13
Class ES, 5.5379% 1/15/49 (h)(n)	472	33
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	109	109
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (h)(n)	588	541
Class C, 0.4172% 11/15/18 (h)(n)	418	380
Class D, 0.4372% 11/15/18 (h)(n)	184	166
Class E, 0.4872% 11/15/18 (h)(n)	265	236
Class F, 0.5372% 11/15/18 (h)(n)	398	346
Class G, 0.5672% 11/15/18 (h)(n)	346	291
Class H, 0.7072% 11/15/18 (h)(n)	265	212
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	632
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	373	380
Class A3, 5.336% 5/15/47	380	397
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (n)	3,198	3,376
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (n)	2,560	2,603
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	263
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (n)	78	35
Class C, 5.7415% 2/12/49 (n)	204	83
Class D, 5.7415% 2/12/49 (n)	214	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (n)	$ 743	$ 792
Series 1998-C1 Class D, 6.98% 2/18/30	203	207
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1064% 4/25/21 (n)	30	21
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	131	132
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	510	510
Series 2006-C7:
Class A2, 5.3% 11/15/38	842	846
Class A3, 5.347% 11/15/38	679	711
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	23	23
Class A4, 5.424% 2/15/40	2,738	2,918
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,067
Series 2001-C3 Class B, 6.512% 6/15/36	318	318
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,004
Series 2005-C3 Class XCP, 0.78% 7/15/40 (n)(p)	2,075	10
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (n)(p)	4,202	56
Series 2007-C1 Class XCP, 0.472% 2/15/40 (n)(p)	1,566	16
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,214
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,039
Class XCP, 0.2822% 9/15/45 (n)(p)	68,438	583
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (h)(n)	292	259
Class E, 0.4972% 9/15/21 (h)(n)	1,054	922
Class F, 0.5472% 9/15/21 (h)(n)	868	751
Class G, 0.5672% 9/15/21 (h)(n)	1,714	1,424
Class H, 0.6072% 9/15/21 (h)(n)	442	350
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,623
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (n)	715	724
Series 2005-LC1 Class F, 5.3796% 1/12/44 (h)(n)	793	404
Series 2006-C1 Class A2, 5.6285% 5/12/39 (n)	886	905
Series 2007-C1 Class A4, 5.8267% 6/12/50 (n)	3,452	3,662
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,098
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (n)	$ 382	$ 373
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (n)	970	988
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	826
Series 2007-5:
Class A3, 5.364% 8/12/48	356	361
Class A4, 5.378% 8/12/48	36	37
Class B, 5.479% 8/12/48	2,736	1,110
Series 2007-6:
Class A1, 5.175% 3/12/51	12	12
Class A4, 5.485% 3/12/51 (n)	7,400	7,766
Series 2007-7 Class A4, 5.7436% 6/12/50 (n)	3,192	3,441
Series 2007-8 Class A1, 4.622% 8/12/49	45	46
Series 2006-4 Class XP, 0.6205% 12/12/49 (n)(p)	14,993	283
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	410
Series 2007-7 Class B, 5.7436% 6/12/50 (n)	79	21
Series 2007-8 Class A3, 5.9665% 8/12/49 (n)	787	836
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (h)(n)	272	163
Series 2007-XCLA Class A1, 0.408% 7/17/17 (h)(n)	495	450
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (h)(n)	523	473
Class D, 0.398% 10/15/20 (h)(n)	507	453
Class E, 0.458% 10/15/20 (h)(n)	634	560
Class F, 0.508% 10/15/20 (h)(n)	380	318
Class G, 0.548% 10/15/20 (h)(n)	470	368
Class H, 0.638% 10/15/20 (h)(n)	296	214
Class J, 0.788% 10/15/20 (h)(n)	338	203
Class MHRO, 0.898% 10/15/20 (h)(n)	369	310
Class MJPM, 1.208% 10/15/20 (h)(n)	18	16
Class NHRO, 1.098% 10/15/20 (h)(n)	558	446
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (h)(n)(p)	2,407	0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,266	1,277
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)	462	480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	115	115
Series 2007-T25 Class A1, 5.391% 11/12/49	124	124
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (h)(n)(p)	$ 5,397	$ 8
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (h)(n)(p)	8,118	39
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (h)(n)(p)	6,608	42
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (n)	538	541
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (n)	1,147	1,181
Class A4, 5.73% 10/15/42 (n)	274	301
Series 2006-T23 Class A3, 5.8184% 8/12/41 (n)	466	497
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,421
Class AAB, 5.654% 4/15/49	2,650	2,810
Class B, 5.7233% 4/15/49 (n)	224	101
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	64	64
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (h)(n)	969	930
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (h)(n)	1,239	1,100
Class F, 0.5502% 9/15/21 (h)(n)	1,426	1,253
Class G, 0.5702% 9/15/21 (h)(n)	1,351	1,134
Class J, 0.8072% 9/15/21 (h)(n)	300	215
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (h)(n)	98	88
Class AP2, 1.0072% 6/15/20 (h)(n)	163	144
Class F, 0.6872% 6/15/20 (h)(n)	3,171	2,061
Class LXR1, 0.9072% 6/15/20 (h)(n)	112	90
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	1,130	1,133
Series 2003-C8 Class A3, 4.445% 11/15/35	3,409	3,416
Series 2006-C27 Class A2, 5.624% 7/15/45	23	23
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,570
Series 2007-C30:
Class A3, 5.246% 12/15/43	783	793
Class A4, 5.305% 12/15/43	268	276
Class A5, 5.342% 12/15/43	976	1,016
Series 2007-C31 Class A4, 5.509% 4/15/47	2,061	2,196
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (n)	$ 2,867	$ 2,896
Class A3, 5.7428% 6/15/49 (n)	1,548	1,628
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(n)	433	426
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(n)	701	703
Class 180B, 5.3979% 10/15/41 (h)(n)	319	319
Series 2005-C19 Class B, 4.892% 5/15/44	912	842
Series 2005-C22:
Class B, 5.3592% 12/15/44 (n)	2,022	1,539
Class F, 5.3592% 12/15/44 (h)(n)	1,521	675
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,429
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	1,354
Class D, 5.513% 12/15/43 (n)	1,459	575
Class XP, 0.4412% 12/15/43 (h)(n)(p)	9,744	98
Series 2007-C31 Class C, 5.6883% 4/15/47 (n)	251	119
Series 2007-C31A Class A2, 5.421% 4/15/47	6,763	7,037
Series 2007-C32:
Class D, 5.7428% 6/15/49 (n)	685	291
Class E, 5.7428% 6/15/49 (n)	1,080	340
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (n)	604	650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,227)		288,025
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	1,700	1,763
California Gen. Oblig. 7.5% 4/1/34	3,275	3,884
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,240
Series 2011:
5.665% 3/1/18	3,000	3,216
5.877% 3/1/19	2,915	3,117
TOTAL MUNICIPAL SECURITIES (Cost $14,931)		16,220
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12	$ 1,794	$ 1,833
United Mexican States 6.05% 1/11/40	3,926	4,495
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,796)		6,328
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $136)	143	152
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	8,305	6,146
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (n)	3,531	3,390
		9,536
Media - 0.1%
Hicks Sports Group LLC Tranche 2LN, term loan 12/22/11 (d)(n)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,210
Tribune Co. Tranche X, term loan 3/17/09 (d)(n)	1,188	701
Univision Communications, Inc. term loan 4.4709% 3/31/17 (n)	11,193	9,626
		17,540
Specialty Retail - 0.1%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (n)	4,256	4,022
Tranche B2, term loan 4.75% 7/31/16 (n)	1,495	1,413
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)	4,940	4,607
		10,042
TOTAL CONSUMER DISCRETIONARY		37,118
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (n)	5,990	5,840
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (n)	$ 3,924	$ 3,767
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.2458% 11/4/13 (n)	222	200
EGL term loan 3.2529% 11/4/13 (n)	2,202	1,981
term loan 3.2529% 11/4/13 (n)	266	240
		2,421
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4411% 10/10/16 (n)	930	765
term loan 4.5217% 10/10/16 (n)	6,221	5,117
		5,882
TOTAL FINANCIALS		8,303
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 11.5% 2/4/13 (n)	2,500	1,888
National Renal Institutes, Inc. Tranche B, term loan 9.25% 3/31/13 (n)	11,411	11,639
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0728% 6/15/15 (n)	17,840	16,145
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (n)	2,250	2,183
		31,855
INDUSTRIALS - 0.0%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7208% 3/23/14 (n)	4,529	3,782
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3% 2/7/15 (n)	985	749
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (n)	$ 4,485	$ 4,300
TOTAL INDUSTRIALS		8,831
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.0643% 10/27/14 (n)	1,798	1,627
Tranche B 3LN, term loan 4.8143% 10/26/17 (n)	3,611	3,160
SafeNet, Inc. Tranche 2LN, term loan 6.2208% 4/12/15 (n)	7,500	7,200
		11,987
Internet Software & Services - 0.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (n)	2,711	2,711
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 5.9958% 6/11/15 (n)	23,730	23,018
SS&C Technologies, Inc. term loan 2.2384% 11/23/12 (n)	267	265
		23,283
TOTAL INFORMATION TECHNOLOGY		37,981
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC:
term loan 9% 5/24/19 (n)	6,210	5,946
Tranche B, term loan 5.5% 5/24/18 (n)	10,050	9,422
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,355	12,205
term loan 6.875% 8/11/15	1,702	1,706
		29,279
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.25% 12/31/14 (n)	$ 810	$ 24
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7396% 10/10/17 (n)	25,196	18,361
		18,385
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Tranche B, term loan:
9.25% 8/5/16 (n)	397	389
9.25% 8/5/16 (n)	214	207
Nebraska Energy, Inc. Tranche 2LN, term loan 4.75% 5/1/14 (n)	12,400	11,408
		12,004
TOTAL UTILITIES		30,389
TOTAL FLOATING RATE LOANS (Cost $201,527)		193,363
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,354)	3,066	3,450
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)(n) (Cost $554)	975	832
Fixed-Income Funds - 7.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	2,529,627	277,955
Fidelity Mortgage Backed Securities Central Fund (o)	10,607,350	1,146,867
TOTAL FIXED-INCOME FUNDS (Cost $1,331,811)		1,424,822
Money Market Funds - 6.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	1,081,243,929	$ 1,081,244
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,030,730	63,031
TOTAL MONEY MARKET FUNDS (Cost $1,144,275)		1,144,275
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (c) (Cost $46,667)	$ 46,667	46,667
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $18,145,669)		19,633,670
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(1,003,480)
NET ASSETS - 100%		$ 18,630,190
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (m)

	Sept. 2037	$ 7,962	$ (7,525)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,526	(6,167)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (m)	Sept. 2037	1,497	(1,415)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,526	(6,167)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (m)	Sept. 2037	6,346	(5,997)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (m)	Sept. 2037	5,448	(5,149)
		$ 34,305	$ (32,420)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $703,479,000 or 3.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $34,395,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,806,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Legend Pictures LLC	9/23/10	$ 35,000
Michael Kors Holdings Ltd.	7/8/11	$ 30,000
Station Holdco LLC	6/17/11	$ 1,331
Station Holdco LLC Warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$46,667,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 46,667
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,324
Fidelity Corporate Bond 1-10 Year Central Fund	15,591
Fidelity Mortgage Backed Securities Central Fund	32,186
Fidelity Securities Lending Cash Central Fund	3,599
Total	$ 52,700
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 277,955	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	302,387	-	1,146,867	8.9%
Total	$ 1,336,053	$ 302,387	$ 239,305	$ 1,424,822
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 14,652
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	22,913
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 37,565
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,417,437	$ 1,307,323	$ 45,092	$ 65,022
Consumer Staples	1,541,310	1,492,866	48,444	-
Energy	1,667,176	1,667,176	-	-
Financials	1,367,100	1,337,181	28,514	1,405
Health Care	1,280,092	1,277,164	2,928	-
Industrials	1,118,837	1,118,629	-	208
Information Technology	1,994,600	1,971,574	-	23,026
Materials	314,512	311,558	2,954	-
Telecommunication Services	30,447	30,447	-	-
Utilities	171,852	108,386	63,466	-
Corporate Bonds	2,046,762	-	2,035,621	11,141
U.S. Government and Government Agency Obligations	1,907,940	-	1,907,940	-
U.S. Government Agency - Mortgage Securities	1,510,362	-	1,510,362	-
Asset-Backed Securities	62,361	-	49,661	12,700
Collateralized Mortgage Obligations	78,748	-	76,231	2,517
Commercial Mortgage Securities	288,025	-	259,369	28,656
Municipal Securities	16,220	-	16,220	-
Foreign Government and Government Agency Obligations	6,328	-	6,328	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	193,363	-	193,363	-
Bank Notes	3,450	-	3,450	-
Preferred Securities	832	-	832	-
Fixed-Income Funds	1,424,822	1,424,822	-	-
Money Market Funds	1,144,275	1,144,275	-	-
Cash Equivalents	46,667	-	46,667	-
Total Investments in Securities:	$ 19,633,670	$ 13,191,401	$ 6,297,594	$ 144,675
Derivative Instruments:
Liabilities
Swap Agreements	$ (32,420)	$ -	$ (32,420)	$ -
Other Financial Instruments:
Forward Commitments	$ 1,898	$ -	$ 1,898	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	4,655
Total Unrealized Gain (Loss)	4,051
Cost of Purchases	108,190
Proceeds of Sales	(22,975)
Amortization/Accretion	1,116
Transfers in to Level 3	9,955
Transfers out of Level 3	(38,739)
Ending Balance	$ 144,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 3,684

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (32,420)
Total Value of Derivatives	$ -	$ (32,420)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	5.1%
BBB	3.5%
BB	2.1%
B	3.4%
CCC,CC,C	1.2%
D	0.0%
Not Rated	0.3%
Equities	58.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
United Kingdom	1.5%
France	1.4%
Ireland	1.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.2%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $38,013,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $106,513 and repurchase agreements of $46,667) - See accompanying schedule: Unaffiliated issuers (cost $15,633,004)	$ 17,027,008
Fidelity Central Funds (cost $2,476,086)	2,569,097
Other affiliated issuers (cost $36,579)	37,565
Total Investments (cost $18,145,669)		$ 19,633,670
Commitment to sell securities on a delayed delivery basis	(736,185)
Receivable for securities sold on a delayed delivery basis	738,083	1,898
Receivable for investments sold		28,244
Cash		578
Receivable for swap agreements		4
Receivable for fund shares sold		8,809
Dividends receivable		18,631
Interest receivable		50,277
Distributions receivable from Fidelity Central Funds		1,297
Other receivables		1,013
Total assets		19,744,421

Liabilities
Payable for investments purchased Regular delivery	$ 139,461
Delayed delivery	812,246
Payable for swap agreements	455
Payable for fund shares redeemed	10,057
Swap agreements, at value	32,420
Accrued management fee	6,230
Other affiliated payables	2,655
Other payables and accrued expenses	1,009
Collateral on securities loaned, at value	109,698
Total liabilities		1,114,231

Net Assets		$ 18,630,190
Net Assets consist of:
Paid in capital		$ 17,295,087
Undistributed net investment income		87,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,460,066
Net Assets		$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Puritan: Net Asset Value, offering price and redemption price per share ($15,419,589 ÷ 870,109 shares)	$ 17.72

Class K: Net Asset Value, offering price and redemption price per share ($3,210,601 ÷ 181,174 shares)	$ 17.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 165,972
Interest		278,156
Income from Fidelity Central Funds		52,700
Total income		496,828

Expenses
Management fee	$ 79,094
Transfer agent fees	30,323
Accounting and security lending fees	1,982
Custodian fees and expenses	460
Independent trustees' compensation	107
Appreciation in deferred trustee compensation account	2
Registration fees	133
Audit	249
Legal	146
Miscellaneous	214
Total expenses before reductions	112,710
Expense reductions	(1,112)	111,598
Net investment income (loss)		385,230
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,637,295
Fidelity Central Funds	18,783
Other affiliated issuers	601
Foreign currency transactions	(4,968)
Swap agreements	(7,503)
Total net realized gain (loss)		1,644,208
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $33)	474,601
Assets and liabilities in foreign currencies	1
Swap agreements	6,248
Delayed delivery commitments	1,818
Total change in net unrealized appreciation (depreciation)		482,668
Net gain (loss)		2,126,876
Net increase (decrease) in net assets resulting from operations		$ 2,512,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 385,230	$ 457,109
Net realized gain (loss)	1,644,208	1,031,992
Change in net unrealized appreciation (depreciation)	482,668	(142,516)
Net increase (decrease) in net assets resulting from operations	2,512,106	1,346,585
Distributions to shareholders from net investment income	(395,907)	(441,719)
Distributions to shareholders from net realized gain	(3,264)	(11,495)
Total distributions	(399,171)	(453,214)
Share transactions - net increase (decrease)	(816,545)	(1,140,096)
Total increase (decrease) in net assets	1,296,390	(246,725)

Net Assets
Beginning of period	17,333,800	17,580,525
End of period (including undistributed net investment income of $87,615 and undistributed net investment income of $124,277, respectively)	$ 18,630,190	$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69
Income from Investment Operations
Net investment income (loss)B	.35	.40	.45	.50	.59
Net realized and unrealized gain (loss)	1.93	.75	(2.00)	(1.80)	1.70
Total from investment operations	2.28	1.15	(1.55)	(1.30)	2.29
Distributions from net investment income	(.36)	(.39)	(.44)	(.55)	(.59)
Distributions from net realized gain	-F	(.01)	(.02)	(1.62)	(.85)
Total distributions	(.37)H	(.40)	(.46)G	(2.17)	(1.44)
Net asset value, end of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Total ReturnA	14.38%	7.61%	(8.76)%	(7.35)%	12.18%
Ratios to Average Net AssetsC,E
Expenses before reductions	.60%	.61%	.67%	.61%	.60%
Expenses net of fee waivers, if any	.60%	.61%	.67%	.61%	.60%
Expenses net of all reductions	.59%	.61%	.67%	.60%	.59%
Net investment income (loss)	1.96%	2.48%	3.30%	2.72%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15,420	$ 15,054	$ 16,111	$ 21,427	$ 25,719
Portfolio turnover rateD	154%I	104%	116%I	115%	70%I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss)D	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.93	.74	(1.99)	(1.16)
Total from investment operations	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-I	(.01)	(.02)	-
Total distributions	(.39)	(.42)	(.48)J	(.13)
Net asset value, end of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total ReturnB,C	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.48%	.48%	.50%	.48%A
Expenses net of fee waivers, if any	.48%	.48%	.50%	.48%A
Expenses net of all reductions	.47%	.47%	.50%	.48%A
Net investment income (loss)	2.09%	2.61%	3.47%	3.21%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rateF	154%K	104%	116%K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,120,098
Gross unrealized depreciation	(772,927)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,347,171

Tax Cost	$ 18,286,499

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 54,551
Capital loss carryforward	$ (38,013)
Net unrealized appreciation (depreciation)	$ 1,319,236

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 399,171	$ 453,214

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	(7,029)	6,248
Interest Rate Risk
Swap Agreements	(474)	-
Totals (a)	$ (7,503)	$ 6,248

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $34,305 representing 0.18% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $13,681,540 and $14,936,836, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	28,791.17
Class K	1,532.05
	$ 30,323

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $266 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,207 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $239,305 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $18,783 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $251. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $258. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,599 (including $117 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,107 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Puritan	$ 333,862	$ 395,626
Class K	62,045	46,093
Total	$ 395,907	$ 441,719
From net realized gain
Puritan	$ 2,823	$ 10,418
Class K	441	1,077
Total	$ 3,264	$ 11,495

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Puritan
Shares sold	80,583	76,931	$ 1,457,491	$ 1,241,703
Reinvestment of distributions	17,715	24,218	318,717	385,575
Shares redeemed	(180,664)	(218,263)	(3,262,008)	(3,516,873)
Net increase (decrease)	(82,366)	(117,114)	$ (1,485,800)	$ (1,889,595)
Class K
Shares sold	63,847	67,219	$ 1,155,980	$ 1,078,159
Reinvestment of distributions	3,457	2,954	62,486	47,170
Shares redeemed	(30,388)	(23,457)	(549,211)	(375,830)
Net increase (decrease)	36,916	46,716	$ 669,255	$ 749,499

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer Edward C. Johnson 3d and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 6.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $147,068,243 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 12%, 43%, 41% and 41% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 12%, 40%, 55% and 55% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-UANN-1011
1.789251.108

Fidelity®

Puritan®

Fund -
Class K

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class K A	14.59%	3.23%	4.96%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund. For the year, the fund's Class K shares returned 14.59%, outperforming the 13.05% gain of the Fidelity Puritan Composite Index. The fund was helped the most by strong security selection in the equity and investment-grade bond subportfolios. The fund's foreign holdings added value overall, aided by a weaker U.S. dollar. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds provided a boost, as did an out-of-index stake in high-yield bonds. Looking at individual stocks, Green Mountain Coffee Roasters soared in March on news that it was teaming up with Starbucks to make Starbucks coffee and Tazo teas available for use in single-serving brewers. Owning a scant stake in index constituent Bank of America, which I sold in July, was the right call, as the stock fell sharply due to concern about capital requirements. Strength in sales of luxury goods and strong merchandising and operating improvement boosted the stock of Polo Ralph Lauren (renamed Ralph Lauren). Turning to detractors, the fund was hurt by a larger-than-index stake in Citigroup, which was held back by continued low interest rates and tepid loan demand. The fund did not own index component IBM, which detracted when the stock turned in a strong gain.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Puritan	.60%
Actual		$ 1,000.00	$ 956.00	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 956.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.7
Exxon Mobil Corp.	1.9	2.1
The Coca-Cola Co.	1.7	1.4
Philip Morris International, Inc.	1.4	1.3
General Electric Co.	1.3	1.6
	9.4
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.7	7.3
U.S. Treasury Obligations	9.7	8.5
Freddie Mac	2.5	1.5
Ginnie Mae	2.0	1.7
Citigroup, Inc.	0.4	0.4
	25.3
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.7	12.9
Information Technology	11.4	12.8
Energy	10.4	10.9
Consumer Discretionary	9.1	9.3
Consumer Staples	8.8	6.2
Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Stocks 58.2%	Stocks 62.1%
Bonds 40.6%	Bonds 34.6%
Convertible Securities 0.6%	Convertible Securities 0.5%
Other Investments 1.0%	Other Investments 1.0%
Short-Term Investments and Net Other Assets† (0.4)%	Short-Term Investments and Net Other Assets 1.8%

* Foreign investments	12.4%	** Foreign investments	13.3%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 57.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.0%
Delphi Corp. Class B (a)	249	$ 4,806
TRW Automotive Holdings Corp. (a)	100,000	4,169
		8,975
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	286,837	23,221
General Motors Co.:
warrants 7/10/16 (a)	99,968	1,529
warrants 7/10/19 (a)	99,968	1,056
Honda Motor Co. Ltd.	1,224,900	39,911
Tesla Motors, Inc. (a)	128,800	3,187
		68,904
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,062,800	32,415
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,368,000	37,716
Dunkin' Brands Group, Inc. (a)	93,400	2,460
Las Vegas Sands Corp. (a)	580,000	27,011
McDonald's Corp.	1,366,900	123,650
Starbucks Corp.	818,300	31,603
Vail Resorts, Inc.	815,227	32,960
		255,400
Household Durables - 0.1%
Lennar Corp. Class A	1,800,200	26,463
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	340,800	73,371
Media - 2.0%
British Sky Broadcasting Group PLC	2,343,500	25,134
Comcast Corp. Class A (special) (non-vtg.)	6,162,400	130,396
Discovery Communications, Inc. (a)	909,400	38,449
HMH Holdings, Inc. (a)(r)	149,814	375
Kabel Deutschland Holding AG (a)	477,639	26,727
Legend Pictures LLC (a)(q)(r)	46,667	35,000
Pandora Media, Inc. (f)	421,894	5,569
Publicis Groupe SA	555,600	26,129
The Walt Disney Co.	1,291,490	43,988
Time Warner, Inc.	1,532,300	48,513
Vertis Holdings, Inc. (a)	1,934	22
		380,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
PPR SA	352,200	$ 58,695
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (a)	530,900	30,187
China ZhengTong Auto Services Holdings Ltd.	3,194,000	4,406
Guess?, Inc.	598,000	20,398
Home Depot, Inc.	1,112,200	37,125
Tiffany & Co., Inc.	436,400	31,403
		123,519
Textiles, Apparel & Luxury Goods - 1.5%
Compagnie Financiere Richemont SA Series A	533,720	30,977
LVMH Moet Hennessy - Louis Vuitton	200,720	34,013
NIKE, Inc. Class B	568,400	49,252
PVH Corp.	919,700	61,307
Ralph Lauren Corp.	631,100	86,530
Vera Bradley, Inc.	605,000	21,236
		283,315
TOTAL CONSUMER DISCRETIONARY		1,311,359
CONSUMER STAPLES - 8.3%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	1,204,175	46,337
Grupo Modelo SAB de CV Series C	3,197,400	18,453
Hansen Natural Corp. (a)	546,400	46,619
Pernod-Ricard SA	697,400	62,620
The Coca-Cola Co.	4,436,900	312,580
		486,609
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	791,100	62,133
Droga Raia SA	902,000	15,865
Drogasil SA	4,059,200	31,873
Walgreen Co.	1,560,200	54,935
Whole Foods Market, Inc.	161,200	10,644
		175,450
Food Products - 1.0%
Diamond Foods, Inc. (f)	374,200	29,509
Green Mountain Coffee Roasters, Inc. (a)	503,600	52,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	1,184,100	$ 41,467
Mead Johnson Nutrition Co. Class A	891,600	63,527
		187,250
Household Products - 1.1%
Colgate-Palmolive Co.	878,500	79,039
Procter & Gamble Co.	1,897,300	120,820
		199,859
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	448,400	43,791
Nu Skin Enterprises, Inc. Class A	669,300	28,305
Prestige Brands Holdings, Inc. (a)	2,182,251	23,503
		95,599
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	334,000	29,930
Japan Tobacco, Inc.	11,209	48,444
Lorillard, Inc.	542,900	60,490
Philip Morris International, Inc.	3,717,240	257,679
		396,543
TOTAL CONSUMER STAPLES		1,541,310
ENERGY - 8.9%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,131,100	69,122
Cameron International Corp. (a)	454,200	23,600
Dresser-Rand Group, Inc. (a)	315,300	13,384
Ensco International Ltd. ADR	479,400	23,136
Halliburton Co.	1,651,600	73,281
Noble Corp.	1,286,900	43,446
Schlumberger Ltd.	1,511,800	118,102
Transocean Ltd. (United States)	1,115,000	62,462
		426,533
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	395,752	13,088
Apache Corp.	859,100	88,547
Bumi PLC	1,349,237	21,251
Chesapeake Energy Corp.	1,700,100	55,066
Chevron Corp.	1,858,500	183,824
ConocoPhillips	1,076,900	73,305
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels
CVR Energy, Inc. (a)	548,700	$ 15,621
Energen Corp.	378,600	18,589
EV Energy Partners LP	549,800	37,870
Exxon Mobil Corp.	4,749,917	351,684
Marathon Oil Corp.	1,701,000	45,791
Marathon Petroleum Corp.	850,500	31,520
OAO Gazprom sponsored ADR	1,265,400	15,375
Occidental Petroleum Corp.	780,858	67,732
Royal Dutch Shell PLC:
Class A sponsored ADR	1,268,004	85,020
Class B sponsored ADR	127,600	8,610
Valero Energy Corp.	2,694,900	61,228
Western Refining, Inc. (a)(f)	1,156,363	20,167
Williams Companies, Inc.	1,507,400	40,685
		1,234,973
TOTAL ENERGY		1,661,506
FINANCIALS - 7.2%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	1,112,300	14,427
E*TRADE Financial Corp. (a)	2,792,500	34,515
Evercore Partners, Inc. Class A	1,013,500	26,584
Franklin Resources, Inc.	287,900	34,525
Goldman Sachs Group, Inc.	172,900	20,094
HFF, Inc. (a)	548,100	6,479
Invesco Ltd.	1,478,600	27,058
Morgan Stanley	1,248,800	21,854
State Street Corp.	1,359,900	48,304
		233,840
Commercial Banks - 2.3%
BB&T Corp.	1,297,300	28,917
CIT Group, Inc. (a)	822,600	28,437
Comerica, Inc.	1,147,600	29,367
First Republic Bank (f)	400,000	10,200
Huntington Bancshares, Inc.	1,825,900	9,184
Industrial & Commercial Bank of China Ltd. (H Shares)	34,419,000	22,634
SunTrust Banks, Inc.	2,041,700	40,630
U.S. Bancorp	4,053,900	94,091
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	5,238,340	$ 136,721
Zions Bancorporation	1,409,600	24,583
		424,764
Consumer Finance - 0.5%
Capital One Financial Corp.	767,800	35,357
SLM Corp.	4,054,700	55,671
		91,028
Diversified Financial Services - 2.0%
Citigroup, Inc.	6,907,240	214,470
JPMorgan Chase & Co.	3,723,623	139,859
NBH Holdings Corp. Class A (a)(h)	710,000	12,070
Station Holdco LLC (a)(q)(r)	1,405,198	1,405
Station Holdco LLC warrants 6/15/18 (r)	75,658	0
		367,804
Insurance - 0.7%
ACE Ltd.	510,100	32,942
MetLife, Inc.	2,808,600	94,369
		127,311
Real Estate Investment Trusts - 0.3%
Lexington Corporate Properties Trust (f)	4,802,167	35,440
Prologis, Inc.	580,900	15,818
		51,258
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	998,500	15,137
Iguatemi Empresa de Shopping Centers SA	367,800	7,798
		22,935
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc. (f)	769,200	18,038
TOTAL FINANCIALS		1,336,978
HEALTH CARE - 6.9%
Biotechnology - 1.8%
Achillion Pharmaceuticals, Inc. (a)	2,305,134	14,177
Acorda Therapeutics, Inc. (a)	590,000	15,370
Alexion Pharmaceuticals, Inc. (a)	384,300	22,268
AMAG Pharmaceuticals, Inc. (a)(f)	1,389,900	19,625
Amgen, Inc.	1,124,000	62,275
Ardea Biosciences, Inc. (a)	271,200	4,402
Biogen Idec, Inc. (a)	580,700	54,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology
BioMarin Pharmaceutical, Inc. (a)	1,286,300	$ 38,055
Gilead Sciences, Inc. (a)	381,000	15,196
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	22,913
Theravance, Inc. (a)	1,285,600	24,426
Vertex Pharmaceuticals, Inc. (a)	969,800	43,903
		337,312
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	1,574,900	88,163
Covidien PLC	1,923,100	100,347
Edwards Lifesciences Corp. (a)	572,400	43,188
The Cooper Companies, Inc.	17,559	1,322
William Demant Holding A/S (a)	734,500	60,681
		293,701
Health Care Providers & Services - 1.2%
Aetna, Inc.	583,700	23,366
Apollo Hospitals Enterprise Ltd.	250,000	2,928
CIGNA Corp.	1,128,300	52,737
Express Scripts, Inc. (a)	707,300	33,201
Humana, Inc.	179,800	13,960
McKesson Corp.	744,800	59,532
Medco Health Solutions, Inc. (a)	617,000	33,404
		219,128
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,175,300	14,652
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (a)	606,200	22,351
Sequenom, Inc. (a)	1,152,600	7,065
Thermo Fisher Scientific, Inc. (a)	466,500	25,625
		55,041
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	2,640,348	28,173
GlaxoSmithKline PLC sponsored ADR	1,472,200	63,054
Perrigo Co.	333,200	31,567
Pfizer, Inc.	6,084,700	115,488
Sanofi-Aventis sponsored ADR	1,399,900	51,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	590,300	$ 57,318
Valeant Pharmaceuticals International, Inc. (Canada)	300,311	13,464
		360,258
TOTAL HEALTH CARE		1,280,092
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	420,374	31,650
GeoEye, Inc. (a)	491,600	17,781
Goodrich Corp.	593,400	52,919
Precision Castparts Corp.	363,600	59,576
Textron, Inc.	950,500	16,035
United Technologies Corp.	2,798,800	207,811
		385,772
Airlines - 0.2%
Copa Holdings SA Class A	292,100	20,190
Delta Air Lines, Inc. (a)	388,219	2,923
Southwest Airlines Co.	2,837,800	24,462
		47,575
Building Products - 0.1%
A.O. Smith Corp.	700,850	27,536
Masonite Worldwide Holdings	5,358	153
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	31
warrants 5/20/16 (a)	19,485	24
		27,744
Construction & Engineering - 0.4%
Fluor Corp.	947,300	57,520
Foster Wheeler AG (a)	400,000	9,820
		67,340
Electrical Equipment - 0.4%
AMETEK, Inc.	925,035	36,150
Regal-Beloit Corp.	516,000	30,336
		66,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.7%
Danaher Corp.	1,458,000	$ 66,791
General Electric Co.	15,083,900	246,018
		312,809
Machinery - 0.1%
WABCO Holdings, Inc. (a)	581,600	27,132
Professional Services - 0.1%
Qualicorp SA	1,519,000	13,740
Road & Rail - 0.7%
Union Pacific Corp.	1,352,056	124,619
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (f)	2,000,000	45,620
TOTAL INDUSTRIALS		1,118,837
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR (a)	5,198,600	19,027
Juniper Networks, Inc. (a)	317,500	6,645
Motorola Mobility Holdings, Inc.	770,025	29,045
Polycom, Inc. (a)	1,915,000	45,577
QUALCOMM, Inc.	2,423,900	124,734
		225,028
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,512,100	581,901
Dell, Inc. (a)	2,017,500	29,990
Hewlett-Packard Co.	1,231,102	32,046
		643,937
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	868,900	40,821
E Ink Holdings, Inc. GDR (a)(h)	140,100	3,013
		43,834
Internet Software & Services - 1.2%
Demand Media, Inc.	1,324,308	11,455
Facebook, Inc. Class B (a)(r)	881,260	22,032
Google, Inc. Class A (a)	209,800	113,493
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	20,868
GDR (Reg. S)	289,900	10,431
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	847,000	$ 30,966
Velti PLC (a)	1,150,000	10,879
		220,124
IT Services - 1.9%
Accenture PLC Class A	1,674,100	89,715
Atos Origin SA	440,586	22,065
Cognizant Technology Solutions Corp. Class A (a)	2,266,700	143,822
MasterCard, Inc. Class A	216,000	71,217
ServiceSource International, Inc. (f)	1,292,300	23,352
		350,171
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies Ltd.	533,200	17,654
Broadcom Corp. Class A	431,500	15,383
Freescale Semiconductor Holdings I Ltd.	1,465,000	16,848
NXP Semiconductors NV	505,600	8,236
PMC-Sierra, Inc. (a)	1,372,700	8,360
Spansion, Inc. Class A (a)	64,824	973
Teradyne, Inc. (a)	1,291,200	15,624
		83,078
Software - 2.3%
ANSYS, Inc. (a)	647,700	34,963
AsiaInfo-Linkage, Inc. (a)	498,800	5,706
Check Point Software Technologies Ltd. (a)	360,100	19,604
Citrix Systems, Inc. (a)	634,000	38,313
CommVault Systems, Inc. (a)	656,800	22,272
Fortinet, Inc. (a)	768,506	14,702
Informatica Corp. (a)	626,130	26,160
Kenexa Corp. (a)	906,494	19,082
Oracle Corp.	3,706,700	104,047
Rovi Corp. (a)	1,053,000	51,481
salesforce.com, Inc. (a)	332,200	42,771
Solera Holdings, Inc.	671,900	39,407
VMware, Inc. Class A (a)	94,600	8,926
		427,434
TOTAL INFORMATION TECHNOLOGY		1,993,606
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.7%
Chemicals - 0.5%
Arkema SA	111,800	$ 8,681
Ashland, Inc.	297,800	15,786
Lanxess AG	64,400	4,018
LyondellBasell Industries NV Class A	859,594	29,785
The Mosaic Co.	517,100	36,781
Tronox, Inc.	23,603	2,954
		98,005
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	19,874
Metals & Mining - 1.1%
Carpenter Technology Corp.	188,200	9,498
Goldcorp, Inc.	1,291,200	67,250
Newcrest Mining Ltd.	2,628,235	113,128
SunCoke Energy, Inc. (a)	109,300	1,548
		191,424
TOTAL MATERIALS		309,303
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	565,300	30,447
UTILITIES - 0.8%
Electric Utilities - 0.3%
PPL Corp.	1,739,500	50,237
Gas Utilities - 0.1%
ONEOK, Inc.	424,700	30,111
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	21,984
Multi-Utilities - 0.3%
National Grid PLC	5,713,020	57,573
TOTAL UTILITIES		159,905
TOTAL COMMON STOCKS (Cost $9,637,563)		10,743,343
Preferred Stocks - 0.9%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	184,400	$ 7,352
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)(r)	651,410	30,000
TOTAL CONSUMER DISCRETIONARY		37,352
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,766
Chesapeake Energy Corp. 5.00%	18,580	1,904
		5,670
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (h)	214,800	1,997
Citigroup, Inc. 7.50%	59,300	5,610
		7,607
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	113,000	5,544
TOTAL FINANCIALS		13,151
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(r)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	5,209
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,054
PPL Corp. 8.75%	108,000	5,893
		11,947
TOTAL CONVERTIBLE PREFERRED STOCKS		74,323
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	311,350	$ 21,084
Volkswagen AG	286,000	47,642
		68,726
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	8,068
GMAC LLC 7.00% (h)	11,951	8,903
		16,971
TOTAL NONCONVERTIBLE PREFERRED STOCKS		85,697
TOTAL PREFERRED STOCKS (Cost $139,177)		160,020
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17	$ 5,200	3,839
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	502	354
3.5% 1/15/31 (h)	3,712	2,618
		2,972
TOTAL CONSUMER DISCRETIONARY		6,811
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,435
Peabody Energy Corp. 4.75% 12/15/66	6,300	7,379
		8,814
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (r)	$ 10,000	$ 10,000
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,942
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	2,813
TOTAL CONVERTIBLE BONDS		32,380
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	5,187	5,188
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,765
6.125% 5/15/21 (h)	1,690	1,639
Exide Technologies 8.625% 2/1/18 (h)	825	776
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,930	1,862
Tenneco, Inc. 6.875% 12/15/20	2,415	2,439
		13,669
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,048
6.625% 10/1/28	2,510	2,442
7.45% 7/16/31	2,335	2,554
General Motors Corp.:
6.75% 5/1/28 (d)	390	4
7.125% 7/15/13 (d)	1,135	12
7.2% 1/15/11 (d)	2,855	31
7.4% 9/1/25 (d)	195	2
7.7% 4/15/16 (d)	705	8
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY
Automobiles
General Motors Corp.:
8.25% 7/15/23 (d)	$ 5,475	$ 60
8.375% 7/15/33 (d)	16,800	183
		7,344
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,566
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(n)	12,495	12,870
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	2,935
Ameristar Casinos, Inc. 7.5% 4/15/21 (h)	2,810	2,782
Chukchansi Economic Development Authority:
3.917% 11/15/12 (h)(n)	1,140	835
8% 11/15/13 (h)	1,890	1,380
Landry's Restaurants, Inc. 11.625% 12/1/15	760	798
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,873
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	2,848
6.625% 7/15/15	2,080	1,903
6.75% 4/1/13	80	79
7.5% 6/1/16	4,385	3,990
9% 3/15/20	1,770	1,912
13% 11/15/13	5,000	5,800
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(n)	1,975	1,659
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,071
NCL Corp. Ltd. 9.5% 11/15/18 (h)	565	585
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	1,064
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	249
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,544
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	$ 220	$ 220
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,282	698
		34,225
Household Durables - 0.0%
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,865
5.875% 1/15/36	2,020	2,062
6.375% 6/15/14	446	498
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)	1,140	1,094
9% 4/15/19 (h)	835	741
		6,260
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (h)	2,131	1,833
10.625% 3/15/19 (h)	1,800	1,566
		3,399
Media - 0.7%
AMC Networks, Inc. 7.75% 7/15/21 (h)	340	355
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	884
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (h)(n)	5,995	5,995
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	655
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,544
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)(n)	520	533
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	761
Clear Channel Communications, Inc.:
5% 3/15/12	4,405	4,361
5.5% 9/15/14	2,355	1,590
5.5% 12/15/16	1,330	648
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY
Media
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	$ 780	$ 827
Comcast Corp.:
4.95% 6/15/16	1,742	1,957
5.15% 3/1/20	595	677
5.7% 5/15/18	10,139	11,743
6.4% 3/1/40	2,111	2,391
6.45% 3/15/37	1,033	1,145
COX Communications, Inc. 4.625% 6/1/13	2,632	2,793
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,799
6.35% 6/1/40	3,224	3,630
DISH DBS Corp. 6.75% 6/1/21 (h)	3,515	3,541
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,098
Gray Television, Inc. 10.5% 6/29/15	990	975
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	470
Lamar Media Corp. 7.875% 4/15/18	1,400	1,416
Liberty Media Corp. 8.25% 2/1/30	889	869
National Cinemedia LLC 7.875% 7/15/21 (h)	1,380	1,304
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	4,947
5.15% 4/30/20	4,917	5,446
6.4% 4/30/40	4,249	4,800
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,408
News America, Inc. 6.15% 2/15/41	3,160	3,295
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,937
7% 1/15/14 pay-in-kind	6,023	5,903
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,292
11.5% 5/1/16	1,947	2,210
11.625% 2/1/14	1,171	1,329
Radio One, Inc. 15% 5/11/16 pay-in-kind (h)(n)	4,272	4,008
Satmex Escrow SA de CV 9.5% 5/15/17 (h)	475	471
Sheridan Group, Inc. 12.5% 4/15/14	1,825	1,633
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,347
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 2,500	$ 2,817
6.2% 7/1/13	2,154	2,343
6.75% 7/1/18	1,087	1,279
Time Warner, Inc.:
3.15% 7/15/15	362	376
5.875% 11/15/16	3,112	3,623
6.2% 3/15/40	2,618	2,807
6.5% 11/15/36	2,633	2,937
Videotron Ltd. 9.125% 4/15/18	5,565	6,108
		141,277
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	554
Michaels Stores, Inc. 7.75% 11/1/18	1,665	1,557
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,342
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,020
Staples, Inc. 7.375% 10/1/12	757	806
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,082
		12,361
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19 (h)	605	629
TOTAL CONSUMER DISCRETIONARY		233,600
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,022
5.375% 11/15/14	5,671	6,406
Diageo Capital PLC 5.2% 1/30/13	3,201	3,397
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,012
		14,837
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4.125% 5/15/21	1,950	1,975
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES
Food & Staples Retailing
Rite Aid Corp.:
7.5% 3/1/17	$ 12,125	$ 11,822
10.375% 7/15/16	5,420	5,664
		19,461
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	496
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,272
5.625% 11/1/11	437	440
6.5% 8/11/17	6,561	7,924
6.75% 2/19/14	318	359
		15,491
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	446	512
9.7% 11/10/18	14,772	19,506
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,233
7.25% 6/15/37	6,101	6,796
		30,047
TOTAL CONSUMER STAPLES		79,836
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (h)	1,435	1,392
DCP Midstream LLC 5.35% 3/15/20 (h)	5,028	5,539
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,776
6.5% 4/1/20	1,008	1,143
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	6,620	6,289
Forbes Energy Services Ltd. 9% 6/15/19 (h)	1,385	1,302
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (h)	860	873
Noble Holding International Ltd. 3.45% 8/1/15	863	915
Oil States International, Inc. 6.5% 6/1/19 (h)	1,420	1,416
Precision Drilling Corp.:
6.5% 12/15/21 (h)	315	318
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services
Precision Drilling Corp.:
6.625% 11/15/20	$ 1,580	$ 1,588
Pride International, Inc. 6.875% 8/15/20	1,355	1,619
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	630	643
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,716
5.15% 3/15/13	2,110	2,222
		32,751
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,915	2,900
6.25% 6/1/21	1,675	1,658
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	745
6.375% 9/15/17	9,475	10,934
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,738
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	8,284
BW Group Ltd. 6.625% 6/28/17 (h)	2,741	2,566
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (h)	635	610
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,602
5.7% 5/15/17	392	458
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	821
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,082
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,050
9% 10/15/14 (h)	1,155	1,193
Duke Capital LLC 6.25% 2/15/13	589	627
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,280
6.45% 11/3/36 (h)	3,753	4,238
El Paso Natural Gas Co. 5.95% 4/15/17	867	1,002
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,955
Enterprise Products Operating LP:
5.6% 10/15/14	660	724
5.65% 4/1/13	410	435
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY
Oil, Gas & Consumable Fuels
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (h)	$ 1,715	$ 1,681
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,581	3,690
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	360
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (h)	1,820	1,738
Marathon Petroleum Corp. 5.125% 3/1/21 (h)	3,001	3,200
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,226
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	2,994
6.85% 1/15/40 (h)	2,906	3,703
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,986
Nexen, Inc.:
5.2% 3/10/15	842	920
5.875% 3/10/35	2,365	2,233
6.2% 7/30/19	825	954
6.4% 5/15/37	4,230	4,340
NGPL PipeCo LLC 6.514% 12/15/12 (h)	3,302	3,416
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,078
5.75% 1/20/20	10,403	11,286
7.875% 3/15/19	5,564	6,769
Petroleos Mexicanos:
5.5% 1/21/21 (h)	5,342	5,809
6% 3/5/20	879	991
Petroleum Development Corp. 12% 2/15/18	4,240	4,537
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	145
4.25% 9/1/12	663	684
5% 2/1/21	1,642	1,745
6.125% 1/15/17	1,880	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	1,661	1,819
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,679
5.5% 9/30/14 (h)	3,880	4,278
5.832% 9/30/16 (h)	1,046	1,146
6.332% 9/30/27 (h)	5,710	6,381
6.75% 9/30/19 (h)	2,367	2,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	$ 2,550	$ 2,576
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,698
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,768
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	538
Spectra Energy Capital, LLC 5.65% 3/1/20	421	471
Spectra Energy Partners, LP:
2.95% 6/15/16	938	965
4.6% 6/15/21	1,227	1,267
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,409
6.85% 6/1/39	6,550	7,649
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,911
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,135
Western Gas Partners LP 5.375% 6/1/21	5,617	5,915
XTO Energy, Inc.:
4.9% 2/1/14	364	400
5% 1/31/15	1,031	1,172
5.65% 4/1/16	707	839
		192,397
TOTAL ENERGY		225,148
FINANCIALS - 3.7%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,893	9,661
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	5,990
5.25% 7/27/21	5,645	5,716
5.95% 1/18/18	3,697	3,931
6% 6/15/20	1,200	1,279
6.15% 4/1/18	1,544	1,649
6.75% 10/1/37	4,509	4,269
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	812	813
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,494
Lazard Group LLC:
6.85% 6/15/17	3,573	4,018
7.125% 5/15/15	1,276	1,439
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Capital Markets
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 4,315	$ 4,427
6.4% 8/28/17	3,463	3,546
Morgan Stanley:
4% 7/24/15	883	878
4.75% 4/1/14	2,291	2,323
5.45% 1/9/17	1,300	1,332
5.5% 7/28/21	4,938	4,924
5.625% 9/23/19	1,659	1,685
5.75% 1/25/21	4,000	4,115
5.95% 12/28/17	510	527
6% 5/13/14	3,192	3,351
6% 4/28/15	1,932	2,021
6.625% 4/1/18	1,161	1,243
7.3% 5/13/19	4,941	5,513
Northern Trust Corp. 3.375% 8/23/21	1,280	1,278
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,416
UBS AG Stamford Branch 3.875% 1/15/15	8,000	8,295
		93,133
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	14,192	13,883
6.1% 6/15/17	522	517
CIT Group, Inc.:
7% 5/1/15	1	1
7% 5/4/15 (h)	14,250	14,036
7% 5/1/16	1	1
7% 5/2/16 (h)	5,172	5,069
7% 5/1/17	1	1
7% 5/2/17 (h)	16,669	16,294
Credit Suisse New York Branch 6% 2/15/18	10,887	11,464
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (h)(n)	3,496	3,444
Discover Bank:
7% 4/15/20	2,178	2,367
8.7% 11/18/19	1,651	1,944
Export-Import Bank of Korea:
5.25% 2/10/14 (h)	333	355
5.5% 10/17/12	2,091	2,175
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks
Fifth Third Bancorp:
3.625% 1/25/16	$ 2,893	$ 2,932
4.5% 6/1/18	418	417
8.25% 3/1/38	3,116	3,523
Fifth Third Bank 4.75% 2/1/15	680	726
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	3,315	3,075
HBOS PLC 6.75% 5/21/18 (h)	408	377
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,560
JPMorgan Chase Bank 6% 10/1/17	1,942	2,175
KeyBank NA:
5.45% 3/3/16	1,877	2,035
5.8% 7/1/14	4,250	4,642
KeyCorp. 5.1% 3/24/21	2,604	2,664
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (n)	547	547
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,658
5% 1/17/17	6,619	7,112
5.25% 9/4/12	1,524	1,568
Regions Bank:
6.45% 6/26/37	4,710	4,015
7.5% 5/15/18	2,851	2,780
Regions Financial Corp.:
0.4165% 6/26/12 (n)	461	451
5.75% 6/15/15	996	941
7.75% 11/10/14	4,550	4,516
SunTrust Banks, Inc. 3.6% 4/15/16	4,440	4,457
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(n)	1,837	1,643
UnionBanCal Corp. 5.25% 12/16/13	614	662
Wachovia Bank NA:
4.8% 11/1/14	509	547
4.875% 2/1/15	1,305	1,391
Wachovia Corp.:
5.625% 10/15/16	3,151	3,448
5.75% 6/15/17	1,728	1,957
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Commercial Banks
Wells Fargo & Co.:
3.625% 4/15/15	$ 3,029	$ 3,164
3.676% 6/15/16	2,210	2,335
		139,869
Consumer Finance - 0.6%
Ally Financial, Inc. 6.25% 12/1/17	1,800	1,719
Discover Financial Services:
6.45% 6/12/17	9,507	10,692
10.25% 7/15/19	797	1,028
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,630	8,673
8.125% 1/15/20	5,000	5,583
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,319
2.95% 5/9/16	1,152	1,162
3.5% 6/29/15	1,191	1,245
5.625% 9/15/17	17,812	19,774
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,360
8% 11/1/31	2,485	2,385
GMAC LLC:
6% 12/15/11	880	880
6.75% 12/1/14	2,355	2,355
6.875% 9/15/11	1,365	1,365
8% 12/31/18	5,795	5,592
8% 11/1/31	19,161	18,586
Household Finance Corp. 6.375% 10/15/11	1,724	1,734
HSBC Finance Corp. 5.9% 6/19/12	789	817
SLM Corp.:
0.483% 10/25/11 (n)	5,381	5,369
8% 3/25/20	1,505	1,565
8.45% 6/15/18	7,220	7,638
		103,841
Diversified Financial Services - 0.9%
Bank of America Corp.:
5.75% 12/1/17	6,120	6,357
8% (i)(n)	730	690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services
BP Capital Markets PLC:
3.125% 10/1/15	$ 894	$ 935
3.625% 5/8/14	5,608	5,914
4.5% 10/1/20	888	960
4.742% 3/11/21	4,210	4,606
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,155
Capital One Capital V 10.25% 8/15/39	3,798	3,943
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,685
CEVA Group PLC:
8.375% 12/1/17 (h)	6,325	5,882
11.5% 4/1/18 (h)	1,360	1,278
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,462
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,794
4.75% 5/19/15	9,415	9,815
5.5% 4/11/13	6,263	6,525
6.5% 8/19/13	19,106	20,322
General Motors Financial Co., Inc. 6.75% 6/1/18 (h)	5,070	4,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,701
JPMorgan Chase & Co.:
3.15% 7/5/16	7,615	7,774
3.4% 6/24/15	877	903
4.65% 6/1/14	6,500	6,934
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	4,872
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,905	3,079
11.5% 8/1/15 (h)	640	678
ORIX Corp. 5.48% 11/22/11	227	229
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,805
5.5% 1/15/14 (h)	644	688
5.7% 4/15/17 (h)	1,572	1,681
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (h)	1,485	1,370
8.25% 2/15/21 (h)	1,485	1,218
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Diversified Financial Services
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (h)	$ 1,285	$ 1,266
TECO Finance, Inc.:
4% 3/15/16	1,242	1,329
5.15% 3/15/20	1,894	2,110
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,547
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,930	4,357
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	4,875
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(n)	6,948	6,815
WM Finance Corp. 9.5% 6/15/16 (h)	515	523
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(n)	2,951	2,892
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(n)	961	904
		159,867
Insurance - 0.4%
Aon Corp.:
3.125% 5/27/16	2,604	2,606
3.5% 9/30/15	2,415	2,505
5% 9/30/20	2,329	2,503
6.25% 9/30/40	1,570	1,729
Assurant, Inc. 5.625% 2/15/14	1,772	1,881
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	359
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)	1,381	1,315
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	273
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,617
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	5,635	5,492
6.5% 3/15/35 (h)	551	532
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,272
MetLife, Inc.:
2.375% 2/6/14	1,319	1,348
5% 6/15/15	686	757
5.875% 2/6/41	1,540	1,636
6.125% 12/1/11	583	591
6.75% 6/1/16	3,874	4,538
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	$ 329	$ 348
5.125% 6/10/14 (h)	3,462	3,776
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,167
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,551
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,353	3,677
Pacific Life Global Funding 5.15% 4/15/13 (h)	3,138	3,309
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,299
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,938
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,592
5.15% 1/15/13	2,369	2,481
7.375% 6/15/19	1,880	2,247
8.875% 6/15/38 (n)	1,751	1,909
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(n)	437	415
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,984
Unum Group:
5.625% 9/15/20	2,719	2,966
7.125% 9/30/16	803	938
USI Holdings Corp. 4.1612% 11/15/14 (h)(n)	2,920	2,613
		80,164
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	227
5.5% 1/15/12	1,169	1,188
BRE Properties, Inc. 5.5% 3/15/17	903	998
Camden Property Trust:
5.375% 12/15/13	2,150	2,299
5.875% 11/30/12	395	413
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,666	3,479
5.375% 10/15/12	2,926	2,961
7.5% 4/1/17	3,456	3,842
Duke Realty LP:
4.625% 5/15/13	741	768
5.875% 8/15/12	71	73
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS
Real Estate Investment Trusts
Equity One, Inc.:
5.375% 10/15/15	$ 672	$ 713
6% 9/15/17	522	544
6.25% 12/15/14	924	992
6.25% 1/15/17	291	313
Federal Realty Investment Trust:
5.4% 12/1/13	257	274
5.9% 4/1/20	1,287	1,391
6% 7/15/12	2,719	2,811
6.2% 1/15/17	365	414
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,329
6.25% 6/15/17	726	796
6.65% 1/15/18	490	552
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,885	1,805
7% 1/15/16	4,090	4,182
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,042
Washington (REIT) 5.25% 1/15/14	440	470
		38,876
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,575
Arden Realty LP 5.2% 9/1/11	1,241	1,241
BioMed Realty LP:
3.85% 4/15/16	5,000	5,045
6.125% 4/15/20	1,703	1,839
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	125
5.75% 4/1/12	1,747	1,780
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	873
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,553
5.25% 3/15/21	2,876	2,877
Duke Realty LP:
5.4% 8/15/14	596	630
5.5% 3/1/16	2,930	3,107
6.75% 3/15/20	517	554
8.25% 8/15/19	1,710	2,011
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development
ERP Operating LP:
4.75% 7/15/20	$ 3,638	$ 3,769
5.5% 10/1/12	279	291
5.75% 6/15/17	1,446	1,634
Liberty Property LP:
4.75% 10/1/20	5,547	5,655
5.125% 3/2/15	951	1,043
5.5% 12/15/16	1,396	1,549
Mack-Cali Realty LP 7.75% 8/15/19	957	1,193
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,394
Realogy Corp. 11.5% 4/15/17	4,960	3,968
Regency Centers LP:
4.95% 4/15/14	360	383
5.25% 8/1/15	1,257	1,360
5.875% 6/15/17	639	726
Simon Property Group LP:
4.2% 2/1/15	1,785	1,903
6.75% 5/15/14	4,302	4,883
Tanger Properties LP:
6.125% 6/1/20	4,914	5,547
6.15% 11/15/15	873	984
Ventas Realty LP Series 1, 6.5% 6/1/16	660	680
		62,172
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	5,900	5,821
5.65% 5/1/18	3,745	3,818
7.375% 5/15/14	26	28
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,619
		14,286
TOTAL FINANCIALS		692,208
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	852
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	$ 1,235	$ 1,189
Teleflex, Inc. 6.875% 6/1/19	1,665	1,653
		2,842
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,160
6.3% 8/15/14	2,132	2,356
DaVita, Inc.:
6.375% 11/1/18	1,795	1,750
6.625% 11/1/20	1,555	1,512
Express Scripts, Inc.:
3.125% 5/15/16	4,847	4,955
6.25% 6/15/14	1,491	1,660
HCA Holdings, Inc. 7.75% 5/15/21 (h)	22,640	21,734
HCA, Inc.:
6.5% 2/15/20	10,450	10,502
7.5% 2/15/22	3,250	3,218
7.875% 2/15/20	4,825	5,115
9.875% 2/15/17	551	603
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (h)	4,465	3,918
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,644
4.125% 9/15/20	3,728	3,736
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,427
Rotech Healthcare, Inc. 10.5% 3/15/18	960	854
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	626
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(n)	4,790	4,790
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	4,933
9% 5/1/15	1,002	1,055
9.875% 7/1/14	4,690	4,913
10% 5/1/18	5,002	5,452
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,879
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	$ 1,495	$ 1,409
Vanguard Health Systems, Inc. 0% 2/1/16	97	63
		102,264
Pharmaceuticals - 0.1%
Giant Funding Corp. 8.25% 2/1/18 (h)	1,900	1,919
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)	3,695	3,455
6.75% 8/15/21 (h)	4,585	4,081
7% 10/1/20 (h)	1,775	1,633
7.25% 7/15/22 (h)	5,480	4,932
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,075
		17,095
TOTAL HEALTH CARE		123,053
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	844
6.375% 6/1/19 (h)	3,650	4,273
6.4% 12/15/11 (h)	482	490
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (h)	480	449
		6,056
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	64
9.798% 4/1/21	5,502	5,695
6.648% 3/15/19	2,415	2,499
6.9% 7/2/19	701	729
7.339% 4/19/14	1,350	1,317
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	872	889
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,416	1,388
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS
Airlines
U.S. Airways pass-thru trust certificates: - continued
8.36% 1/20/19	$ 1,071	$ 1,071
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,024
		14,711
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	1,310	1,271
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	624
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(n)	2,045	2,045
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,127
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,253
Covanta Holding Corp. 7.25% 12/1/20	1,920	1,954
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,111
5.65% 6/1/14	4,439	4,212
5.75% 5/15/16	1,840	1,693
5.875% 5/1/13	3,460	3,356
6.25% 5/15/19	3,035	2,744
6.625% 11/15/13	8,252	8,046
7.125% 9/1/18 (h)	7,560	7,673
8.25% 12/15/20	3,190	3,246
8.625% 9/15/15	4,640	4,756
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,188
		50,028
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,266
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,461
13.5% 12/1/15 pay-in-kind (h)	774	823
		11,550
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	911
Navistar International Corp. 8.25% 11/1/21	1,735	1,752
		2,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 1,035	$ 864
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (h)	1,625	1,316
8.875% 11/1/17	1,420	1,306
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	439
		3,925
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (h)	2,305	2,167
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18	2,640	2,640
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,850
		5,490
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18	790	820
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	6,686
		7,506
TOTAL INDUSTRIALS		105,367
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,405	4,783
10.125% 11/1/15 pay-in-kind (n)	6,798	5,948
EH Holding Corp. 6.5% 6/15/19 (h)	7,595	7,595
Lucent Technologies, Inc.:
6.45% 3/15/29	16,805	14,452
6.5% 1/15/28	1,110	955
		33,733
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (h)	2,015	1,854
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,525
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY
Electronic Equipment & Components
Tyco Electronics Group SA:
6% 10/1/12	$ 3,594	$ 3,796
6.55% 10/1/17	815	970
		11,511
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	1,565	1,549
Ceridian Corp. 11.25% 11/15/15	2,730	2,532
First Data Corp. 7.375% 6/15/19 (h)	6,880	6,502
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,201
Telcordia Technologies, Inc. 11% 5/1/18 (h)	1,665	2,048
		24,832
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	541
5.5% 5/15/12	1,485	1,533
		2,074
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.05% 2/1/20	4,005	3,805
9.25% 4/15/18 (h)	4,030	4,161
10.125% 12/15/16	7,080	7,346
10.125% 3/15/18 (h)	6,887	7,472
NXP BV/NXP Funding LLC:
2.9993% 10/15/13 (n)	621	602
9.75% 8/1/18 (h)	1,480	1,569
Spansion LLC:
7.875% 11/15/17 (h)	1,150	1,173
11.25% 1/15/16 (d)(h)	905	143
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,439
		28,710
TOTAL INFORMATION TECHNOLOGY		102,714
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,323
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals
Dow Chemical Co.:
7.6% 5/15/14	$ 7,168	$ 8,261
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	840	806
Lyondell Chemical Co. 11% 5/1/18	675	753
		13,143
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,877
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,640	1,410
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (h)	2,040	2,091
Owens-Illinois, Inc. 7.8% 5/15/18	350	368
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (h)	2,340	2,305
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	330
		6,504
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,396
Aperam:
7.375% 4/1/16 (h)	460	432
7.75% 4/1/18 (h)	375	349
ArcelorMittal SA 3.75% 3/1/16	1,466	1,450
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,195
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	822
Calcipar SA 6.875% 5/1/18 (h)	720	682
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,179	1,252
Edgen Murray Corp. 12.25% 1/15/15	7,385	6,942
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (h)	8,300	8,155
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	997
McJunkin Red Man Corp. 9.5% 12/15/16	5,695	5,723
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,342
Severstal Columbus LLC 10.25% 2/15/18	4,670	4,833
SunCoke Energy, Inc. 7.625% 8/1/19 (h)	445	436
United States Steel Corp. 6.65% 6/1/37	3,441	2,796
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,441
		41,243
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (h)	$ 6,057	$ 6,360
Clearwater Paper Corp. 7.125% 11/1/18	485	487
Mercer International, Inc. 9.5% 12/1/17	1,195	1,189
Verso Paper Holdings LLC/Verso Paper, Inc. 4.004% 8/1/14 (n)	1,015	817
		8,853
TOTAL MATERIALS		71,620
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,136
6.3% 1/15/38	5,000	5,579
6.8% 5/15/36	8,428	9,878
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,671
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,310
6.45% 6/15/21	6,195	6,026
7.6% 9/15/39	1,148	1,056
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	14,900	14,081
Embarq Corp. 7.995% 6/1/36	2,180	2,068
Frontier Communications Corp. 8.25% 4/15/17	2,710	2,805
Intelsat Ltd. 11.25% 6/15/16	3,590	3,734
Level 3 Escrow, Inc. 8.125% 7/1/19 (h)	2,575	2,433
Sprint Capital Corp.:
6.875% 11/15/28	21,910	19,609
6.9% 5/1/19	14,150	13,938
8.375% 3/15/12	2,330	2,400
Telefonica Emisiones SAU:
5.134% 4/27/20	713	677
5.462% 2/16/21	3,562	3,441
6.421% 6/20/16	684	718
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,269
6.25% 4/1/37	3,729	4,225
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	$ 1,860	$ 1,744
11.75% 7/15/17 (h)	6,720	6,938
Windstream Corp. 7.5% 4/1/23	3,750	3,628
		118,907
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
2.375% 9/8/16 (j)	3,922	3,890
3.625% 3/30/15	999	1,061
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,000	3,760
Crown Castle International Corp. 9% 1/15/15	2,955	3,132
Digicel Group Ltd.:
8.875% 1/15/15 (h)	6,915	6,880
12% 4/1/14 (h)	3,990	4,429
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,934
5.875% 10/1/19	6,223	7,166
6.35% 3/15/40	1,699	1,858
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (h)	10,040	9,588
7.5% 4/1/21 (h)	5,500	5,253
9.5% 6/15/16	4,745	4,935
Nextel Communications, Inc.:
5.95% 3/15/14	830	813
6.875% 10/31/13	4,380	4,353
7.375% 8/1/15	11,630	11,441
NII Capital Corp. 7.625% 4/1/21	4,760	4,879
Vodafone Group PLC 5% 12/16/13	2,129	2,308
		82,680
TOTAL TELECOMMUNICATION SERVICES		201,587
UTILITIES - 1.0%
Electric Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	243	287
AmerenUE 6.4% 6/15/17	2,769	3,311
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,155
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,058
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES
Electric Utilities
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	$ 3,820	$ 3,868
6.4% 9/15/20 (h)	7,663	8,017
Edison International 3.75% 9/15/17	3,169	3,287
Edison Mission Energy 7% 5/15/17	510	357
EDP Finance BV:
4.9% 10/1/19 (h)	1,300	1,030
6% 2/2/18 (h)	2,212	1,853
Enel Finance International SA 5.7% 1/15/13 (h)	282	291
FirstEnergy Corp. 7.375% 11/15/31	6,718	7,794
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,380
6.05% 8/15/21	4,459	4,882
Intergen NV 9% 6/30/17 (h)	7,015	7,278
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	3,931
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,542
3.75% 11/15/20	704	697
Mirant Americas Generation LLC 8.5% 10/1/21	6,695	6,327
Nevada Power Co.:
6.5% 5/15/18	5,100	6,111
6.5% 8/1/18	531	639
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	3,645	3,882
Pennsylvania Electric Co. 6.05% 9/1/17	450	515
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,439
Progress Energy, Inc. 6% 12/1/39	3,060	3,447
Sierra Pacific Power Co. 5.45% 9/1/13	527	570
		83,948
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	299
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (h)	1,660	1,729
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	964
		2,992
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. 7.875% 1/15/23 (h)	12,985	13,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Duke Capital LLC 5.668% 8/15/14	$ 1,905	$ 2,117
Energy Future Holdings Corp. 10% 1/15/20	8,915	8,937
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,174
11% 10/1/21 (h)	6,978	6,490
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,646
5.35% 1/15/14	900	971
GenOn Energy, Inc. 9.875% 10/15/20	2,325	2,284
The AES Corp.:
7.375% 7/1/21 (h)	1,580	1,596
7.75% 10/15/15	4,660	4,881
TXU Corp.:
6.5% 11/15/24	3,915	1,527
6.55% 11/15/34	2,965	1,127
		52,767
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,144
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,469	12,863
7.5% 6/30/66 (n)	1,102	1,130
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,655
6.5% 9/15/37	1,418	1,703
National Grid PLC 6.3% 8/1/16	376	438
NiSource Finance Corp.:
5.25% 9/15/17	497	556
5.4% 7/15/14	1,249	1,372
5.45% 9/15/20	598	671
5.95% 6/15/41	5,667	5,781
6.25% 12/15/40	1,190	1,309
6.4% 3/15/18	1,230	1,446
6.8% 1/15/19	2,710	3,240
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES
Multi-Utilities
San Diego Gas & Electric Co. 3% 8/15/21	$ 1,493	$ 1,486
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	2,776	2,748
		39,542
TOTAL UTILITIES		179,249
TOTAL NONCONVERTIBLE BONDS		2,014,382
TOTAL CORPORATE BONDS (Cost $1,946,822)		2,046,762
U.S. Government and Government Agency Obligations - 10.2%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	30,968
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	56,198	69,000
2.125% 2/15/41	64,537	79,743
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		148,743
U.S. Treasury Obligations - 9.3%
U.S. Treasury Bonds 4.375% 5/15/41	135,976	155,225
U.S. Treasury Notes:
0.5% 8/15/14	71,220	71,587
0.625% 7/15/14	607,323	612,718
0.75% 6/15/14	94,959	96,153
1% 10/31/11	120,000	120,187
1% 8/31/16	8,529	8,543
1.5% 7/31/16	33,794	34,710
1.5% 8/31/18	20,273	20,178
2.125% 8/15/21 (f)	84,560	83,728
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 4/30/17	$ 177,840	$ 196,805
3.125% 5/15/21 (l)	303,631	328,395
TOTAL U.S. TREASURY OBLIGATIONS		1,728,229
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,828,067)		1,907,940
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 6.3%
2.303% 6/1/36 (n)	151	157
2.636% 7/1/37 (n)	492	520
3% 10/1/26 (j)	11,000	11,257
3.5% 11/1/25 to 1/1/41	55,033	55,978
4% 4/1/24 to 8/1/41	96,931	100,587
4% 9/1/41 (j)(k)	30,000	31,091
4% 9/1/41 (j)(k)	167,000	173,076
4% 9/1/41 (j)(k)	16,000	16,582
4% 9/1/41 (j)(k)	47,000	48,710
4% 9/1/41 (j)(k)	109,000	112,966
4.5% 6/1/24 to 9/1/41 (k)	141,600	150,276
4.5% 9/1/26 (j)(k)	1,500	1,599
4.5% 9/1/41 (j)(k)	9,000	9,515
4.5% 9/1/41 (j)(k)	24,000	25,372
4.5% 9/1/41 (j)(k)	47,000	49,688
4.5% 9/1/41 (j)(k)	16,200	17,126
4.5% 9/1/41 (j)(k)	19,000	20,087
4.5% 9/1/41 (j)(k)	13,000	13,743
4.5% 9/1/41 (j)(k)	4,000	4,229
4.5% 9/1/41 (j)(k)	9,040	9,557
5% 6/1/24 to 8/1/40 (k)	74,208	80,168
5% 9/1/41 (j)	15,000	16,155
5.5% 6/1/33 to 3/1/40 (j)	64,392	70,690
5.5% 9/1/41 (j)(k)	4,200	4,591
5.5% 9/1/41 (j)(k)	4,000	4,372
5.5% 9/1/41 (j)(k)	25,000	27,325
5.5% 9/1/41 (j)(k)	25,000	27,325
5.5% 9/1/41 (j)(k)	4,000	4,372
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/41 (j)(k)	$ 4,200	$ 4,591
5.5% 9/1/41 (j)(k)	2,000	2,186
5.5% 9/1/41 (j)(k)	6,000	6,558
6% 6/1/35 to 9/1/39	66,482	73,725
6% 9/1/41 (j)	3,800	4,207
6% 9/1/41 (j)	2,000	2,214
TOTAL FANNIE MAE		1,180,595
Freddie Mac - 1.0%
3.261% 10/1/35 (n)	228	243
4% 9/1/41 (j)	2,000	2,071
4.5% 5/1/39 to 8/1/41 (j)	41,912	44,320
4.5% 9/1/41 (j)	8,000	8,441
4.5% 9/1/41 (j)(k)	14,300	15,089
4.5% 9/1/41 (j)(k)	5,000	5,276
5% 3/1/19 to 12/1/40	34,834	37,615
5.5% 5/1/27 to 2/1/40	53,075	57,924
5.5% 9/1/41 (j)	4,700	5,126
5.5% 9/1/41 (j)	5,600	6,108
6% 7/1/37 to 8/1/37	1,395	1,549
6.5% 3/1/36	3,970	4,476
TOTAL FREDDIE MAC		188,238
Ginnie Mae - 0.8%
3.5% 1/15/41 to 2/15/41	10,581	10,842
4% 1/15/25 to 7/15/41	16,269	17,361
4% 9/1/41 (j)	16,000	16,932
4.5% 3/15/39 to 7/20/41	34,056	36,947
4.5% 9/1/41 (j)	6,550	7,086
5% 4/15/38 to 9/15/40	12,464	13,787
5% 9/1/41 (j)	5,000	5,508
5% 9/1/41 (j)	10,000	11,017
5% 9/1/41 (j)	9,000	9,915
5.5% 12/15/38 to 9/15/39	2,249	2,516
6% 2/15/34	8,510	9,618
TOTAL GINNIE MAE		141,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,491,784)		1,510,362
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (n)	$ 1,091	$ 722
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (n)	5	5
Class M2, 1.8684% 3/25/34 (n)	334	251
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (n)	106	102
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (n)	84	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (n)	472	5
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,530
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,630
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,105
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	544
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (n)	67	52
Series 2004-R2 Class M3, 0.7684% 4/25/34 (n)	101	34
Series 2005-R2 Class M1, 0.6684% 4/25/35 (n)	1,567	1,366
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (n)	36	24
Series 2004-W11 Class M2, 0.9184% 11/25/34 (n)	426	352
Series 2004-W7 Class M1, 0.7684% 5/25/34 (n)	1,108	801
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (n)	1,027	261
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (n)	2,011	1,567
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (n)	125	1
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(h)(n)	4,820	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (n)	1,109	968
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (n)	10	10
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	403	413
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (h)(n)	215	155
Class B, 0.963% 7/20/39 (h)(n)	200	78
Class C, 1.313% 7/20/39 (h)(n)	258	10
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (n)	4,366	219
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (n)	2,725	38
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (n)	$ 1,368	$ 390
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,457
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4884% 10/25/35 (n)	1,194	1,141
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (n)	30	29
Series 2007-4 Class A1A, 0.3073% 9/25/37 (n)	272	259
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (n)	2,794	2,708
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (n)	121	60
Series 2004-4 Class M2, 1.0134% 6/25/34 (n)	446	196
Series 2005-3 Class MV1, 0.6384% 8/25/35 (n)	433	420
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (n)	37	36
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (h)	125	125
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (n)	30	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (n)	221	126
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0434% 3/25/34 (n)	17	4
Series 2006-FF14 Class A2, 0.2784% 10/25/36 (n)	858	820
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,031
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	12	12
Series 2007-1:
Class A4, 5.03% 2/16/15	30	30
Class C, 5.43% 2/16/15	426	426
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (n)	720	285
Class M4, 0.8984% 1/25/35 (n)	276	72
Series 2006-D Class M1, 0.4484% 11/25/36 (n)	119	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (h)(n)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	707	563
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (h)(n)	180	169
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3872% 11/15/34 (h)(n)	$ 1,199	$ 992
Class B, 0.4872% 11/15/34 (h)(n)	434	280
Class C, 0.5872% 11/15/34 (h)(n)	720	356
Class D, 0.9572% 11/15/34 (h)(n)	274	66
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (n)	394	307
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (n)	2,032	1,255
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (n)	820	37
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (h)(n)	277	119
Class C, 0.7684% 9/25/46 (h)(n)	1,159	185
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (n)	286	199
Series 2003-3 Class M1, 1.5084% 8/25/33 (n)	550	436
Series 2003-5 Class A2, 0.9184% 12/25/33 (n)	25	17
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (n)	36	36
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (n)	614	598
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (n)	497	414
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (n)	1,137	385
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (n)	2,497	111
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (n)	1,136	897
Class MV1, 0.4484% 11/25/36 (n)	923	591
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (n)	397	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (n)	506	448
Series 2006-A Class 2C, 1.3965% 3/27/42 (n)	2,016	502
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	669	670
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (n)	68	47
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	9	9
Class C, 5.691% 10/20/28 (h)	4	4
Class D, 6.01% 10/20/28 (h)	49	49
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (n)	$ 407	$ 18
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (n)	596	20
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (n)	121	78
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (n)	420	288
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (n)	1,409	1,023
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (n)	2,228	1,589
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (n)	44	30
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (n)	303	194
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (n)	316	41
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (n)	3,110	13
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (p)	1,364	124
Series 2006-3 Class A, 7.1% 1/25/12 (p)	198	4
Series 2006-4:
Class A1, 0.2484% 3/25/25 (n)	5	5
Class A, 6.35% 2/27/12 (p)	819	18
Class D, 1.3184% 5/25/32 (n)	1,544	3
Series 2007-1 Class A, 7.27% 4/25/12 (p)	1,101	44
Series 2007-2 Class A, 6.7% 7/25/12 (p)	936	48
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (n)	1,083	590
Series 2005-D Class M2, 0.6884% 2/25/36 (n)	593	117
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(h)(n)	429	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(h)(n)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (n)	25	25
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (n)	82	79
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (n)	405	237
Class M4, 1.6684% 9/25/34 (n)	519	213
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (n)	1,817	1,644
Class M3, 0.7784% 1/25/36 (n)	363	232
Class M4, 1.0484% 1/25/36 (n)	1,120	565
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (n)	1,328	9
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (n)	271	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (n)	$ 1	$ 1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (n)	1,092	855
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (n)	18	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (h)(n)	478	456
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (n)	965	444
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (n)	52	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	484	504
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (n)	22	15
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (h)(n)	1,494	112
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (h)(n)	1,358	761
TOTAL ASSET-BACKED SECURITIES (Cost $66,007)		62,361
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (n)	51	23
Class C, 5.6565% 4/10/49 (n)	135	55
Class D, 5.6565% 4/10/49 (n)	67	23
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (h)	2,043	2,078
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (n)	1,305	1,152
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (n)	$ 1,335	$ 1,141
Series 2004-A Class 2A2, 2.8478% 2/25/34 (n)	669	572
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	100	86
Class 2A2, 2.8677% 3/25/34 (n)	778	696
Series 2004-D Class 2A2, 2.8857% 5/25/34 (n)	1,177	1,029
Series 2004-G Class 2A7, 2.9352% 8/25/34 (n)	1,093	931
Series 2004-H Class 2A1, 3.1632% 9/25/34 (n)	955	804
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (h)(n)(p)	31,300	1,988
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (n)	1,569	1,186
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (h)(n)(p)	2,557	23
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (n)	334	295
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (n)	3,353	3,084
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (n)	912	945
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (n)	812	803
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	285
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (h)(n)	14	14
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (n)	151	134
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (n)	1,101	979
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (h)(n)	2,161	2,146
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (n)	142	65
Series 2006-1A Class C2, 1.413% 12/20/54 (h)(n)	4,917	2,299
Series 2006-2 Class C1, 1.153% 12/20/54 (n)	4,095	1,914
Series 2006-3 Class C2, 0.713% 12/20/54 (n)	853	399
Series 2006-4:
Class B1, 0.303% 12/20/54 (n)	3,154	2,500
Class C1, 0.593% 12/20/54 (n)	1,928	901
Class M1, 0.383% 12/20/54 (n)	829	531
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (n)	$ 1,671	$ 781
Class 1M1, 0.513% 12/20/54 (n)	1,114	713
Class 2C1, 1.173% 12/20/54 (n)	760	355
Class 2M1, 0.713% 12/20/54 (n)	1,431	916
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (n)	1,981	926
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (n)	326	222
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (n)	509	404
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	10	10
Class A3, 5.447% 6/12/47 (n)	1,730	1,796
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (n)	1,855	1,411
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (n)	921	881
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (n)	1,135	985
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (n)	2,570	2,342
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	444
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (n)	683	440
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (n)	1,237	829
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (h)(n)	188	182
Class C, 0.397% 6/15/22 (h)(n)	1,165	1,089
Class D, 0.407% 6/15/22 (h)(n)	448	417
Class E, 0.417% 6/15/22 (h)(n)	717	660
Class F, 0.447% 6/15/22 (h)(n)	1,164	1,059
Class G, 0.517% 6/15/22 (h)(n)	269	239
Class H, 0.537% 6/15/22 (h)(n)	538	468
Class J, 0.577% 6/15/22 (h)(n)	628	542
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (n)	1,272	1,202
Series 2005-A2 Class A7, 2.6224% 2/25/35 (n)	957	895
Series 2006-A6 Class A4, 3.1818% 10/25/33 (n)	1,083	975
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,063
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (n)	$ 1,605	$ 1,236
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (n)	2,236	98
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (n)	661	528
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (h)(n)	1,090	855
Class B6, 3.0558% 7/10/35 (h)(n)	232	171
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	671	710
Series 2004-SL3 Class A1, 7% 8/25/16	35	35
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (h)(n)	262	239
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	45
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (n)	29	20
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (n)	407	371
Series 2003-20 Class 1A1, 5.5% 7/25/33	283	286
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (n)	2,485	1,792
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (n)	654	603
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (n)	1,763	1,458
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (n)	562	533
Series 2004-H Class A1, 2.7828% 6/25/34 (n)	985	932
Series 2004-W Class A9, 2.7617% 11/25/34 (n)	3,635	3,311
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (n)	470	425
Series 2005-AR12:
Class 2A5, 2.7552% 7/25/35 (n)	9,180	8,226
Class 2A6, 2.7552% 7/25/35 (n)	403	356
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (n)	1,798	1,567
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (n)	706	624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,971)		78,748
Commercial Mortgage Securities - 1.6%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (n)	$ 671	$ 694
Class A3, 6.8838% 2/14/43 (n)	724	763
Class A6, 7.2038% 2/14/43 (n)	1,067	1,117
Class PS1, 1.3868% 2/14/43 (n)(p)	2,572	45
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (n)	1,020	1,077
Series 2006-5:
Class A2, 5.317% 9/10/47	3,102	3,123
Class A3, 5.39% 9/10/47	1,272	1,315
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,906
Series 2007-4 Class A3, 5.798% 2/10/51 (n)	910	962
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	98
Series 2007-3:
Class A3, 5.6242% 6/10/49 (n)	1,523	1,595
Class A4, 5.6242% 6/10/49 (n)	1,901	2,003
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,120
Series 2004-2:
Class A3, 4.05% 11/10/38	151	153
Class A4, 4.153% 11/10/38	1,157	1,196
Series 2005-1 Class A3, 4.877% 11/10/42	799	799
Series 2007-1 Class A2, 5.381% 1/15/49	2,506	2,512
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	509
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	228	226
Class K, 6.15% 5/11/35 (h)	424	420
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	2,967
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (h)(n)	392	370
Class D, 0.5672% 3/15/22 (h)(n)	397	371
Class E, 0.6072% 3/15/22 (h)(n)	328	302
Class F, 0.6772% 3/15/22 (h)(n)	467	421
Class G, 0.7372% 3/15/22 (h)(n)	303	270
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (h)(n)	390	379
Class D, 0.4172% 10/15/19 (h)(n)	716	686
Class E, 0.4472% 10/15/19 (h)(n)	663	625
Class F, 0.5172% 10/15/19 (h)(n)	1,987	1,863
Class G, 0.5372% 10/15/19 (h)(n)	935	829
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (h)(n)	$ 54	$ 38
Series 2004-1:
Class A, 0.5784% 4/25/34 (h)(n)	913	764
Class B, 2.1184% 4/25/34 (h)(n)	102	58
Class M1, 0.7784% 4/25/34 (h)(n)	82	59
Class M2, 1.4184% 4/25/34 (h)(n)	76	53
Series 2004-2:
Class A, 0.6484% 8/25/34 (h)(n)	747	610
Class M1, 0.7984% 8/25/34 (h)(n)	128	93
Series 2004-3:
Class A1, 0.5884% 1/25/35 (h)(n)	1,667	1,303
Class A2, 0.6384% 1/25/35 (h)(n)	239	189
Class M1, 0.7184% 1/25/35 (h)(n)	288	200
Class M2, 1.2184% 1/25/35 (h)(n)	137	91
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (h)(n)	1,187	928
Class M1, 0.6484% 8/25/35 (h)(n)	64	38
Class M2, 0.6984% 8/25/35 (h)(n)	106	58
Class M3, 0.7184% 8/25/35 (h)(n)	59	31
Class M4, 0.8284% 8/25/35 (h)(n)	54	27
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (h)(n)	483	365
Class A2, 0.6184% 11/25/35 (h)(n)	436	331
Class M1, 0.6584% 11/25/35 (h)(n)	57	35
Class M2, 0.7084% 11/25/35 (h)(n)	73	42
Class M3, 0.7284% 11/25/35 (h)(n)	65	36
Class M4, 0.8184% 11/25/35 (h)(n)	81	40
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (h)(n)	1,121	833
Class B1, 1.6184% 1/25/36 (h)(n)	97	19
Class M1, 0.6684% 1/25/36 (h)(n)	362	214
Class M2, 0.6884% 1/25/36 (h)(n)	109	57
Class M3, 0.7184% 1/25/36 (h)(n)	159	78
Class M4, 0.8284% 1/25/36 (h)(n)	88	39
Class M5, 0.8684% 1/25/36 (h)(n)	88	34
Class M6, 0.9184% 1/25/36 (h)(n)	93	28
Series 2006-1:
Class A2, 0.5784% 4/25/36 (h)(n)	170	127
Class M1, 0.5984% 4/25/36 (h)(n)	61	36
Class M2, 0.6184% 4/25/36 (h)(n)	64	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6384% 4/25/36 (h)(n)	$ 55	$ 28
Class M4, 0.7384% 4/25/36 (h)(n)	31	15
Class M5, 0.7784% 4/25/36 (h)(n)	30	13
Class M6, 0.8584% 4/25/36 (h)(n)	61	23
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (h)(n)	2,568	1,918
Class A2, 0.4984% 7/25/36 (h)(n)	152	112
Class B1, 1.0884% 7/25/36 (h)(n)	57	19
Class B3, 2.9184% 7/25/36 (h)(n)	86	25
Class M1, 0.5284% 7/25/36 (h)(n)	160	96
Class M2, 0.5484% 7/25/36 (h)(n)	113	62
Class M3, 0.5684% 7/25/36 (h)(n)	94	50
Class M4, 0.6384% 7/25/36 (h)(n)	63	33
Class M5, 0.6884% 7/25/36 (h)(n)	78	39
Class M6, 0.7584% 7/25/36 (h)(n)	116	44
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (h)(n)	107	9
Class B2, 1.5684% 10/25/36 (h)(n)	77	3
Class B3, 2.8184% 10/25/36 (h)(n)	27	0*
Class M4, 0.6484% 10/25/36 (h)(n)	118	31
Class M5, 0.6984% 10/25/36 (h)(n)	142	28
Class M6, 0.7784% 10/25/36 (h)(n)	277	42
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (h)(n)	607	431
Class A2, 0.4884% 12/25/36 (h)(n)	2,971	2,020
Class B1, 0.9184% 12/25/36 (h)(n)	95	13
Class B2, 1.4684% 12/25/36 (h)(n)	97	10
Class B3, 2.6684% 12/25/36 (h)(n)	164	11
Class M1, 0.5084% 12/25/36 (h)(n)	197	82
Class M2, 0.5284% 12/25/36 (h)(n)	131	49
Class M3, 0.5584% 12/25/36 (h)(n)	134	45
Class M4, 0.6184% 12/25/36 (h)(n)	160	44
Class M5, 0.6584% 12/25/36 (h)(n)	147	33
Class M6, 0.7384% 12/25/36 (h)(n)	131	24
Series 2007-1:
Class A2, 0.4884% 3/25/37 (h)(n)	621	404
Class B1, 0.8884% 3/25/37 (h)(n)	198	24
Class B2, 1.3684% 3/25/37 (h)(n)	144	14
Class B3, 3.5684% 3/25/37 (h)(n)	219	10
Class M1, 0.4884% 3/25/37 (h)(n)	174	64
Class M2, 0.5084% 3/25/37 (h)(n)	131	39
Class M3, 0.5384% 3/25/37 (h)(n)	116	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.5884% 3/25/37 (h)(n)	$ 94	$ 23
Class M5, 0.6384% 3/25/37 (h)(n)	145	28
Class M6, 0.7184% 3/25/37 (h)(n)	203	33
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (h)(n)	568	393
Class A2, 0.5384% 7/25/37 (h)(n)	533	310
Class B1, 1.8184% 7/25/37 (h)(n)	165	12
Class B2, 2.4684% 7/25/37 (h)(n)	143	7
Class B3, 3.5684% 7/25/37 (h)(n)	159	4
Class M1, 0.5884% 7/25/37 (h)(n)	187	60
Class M2, 0.6284% 7/25/37 (h)(n)	102	24
Class M3, 0.7084% 7/25/37 (h)(n)	103	19
Class M4, 0.8684% 7/25/37 (h)(n)	205	30
Class M5, 0.9684% 7/25/37 (h)(n)	180	23
Class M6, 1.2184% 7/25/37 (h)(n)	229	23
Series 2007-3:
Class A2, 0.5084% 7/25/37 (h)(n)	635	390
Class B1, 1.1684% 7/25/37 (h)(n)	142	18
Class B2, 1.8184% 7/25/37 (h)(n)	354	32
Class B3, 4.2184% 7/25/37 (h)(n)	142	6
Class M1, 0.5284% 7/25/37 (h)(n)	127	50
Class M2, 0.5584% 7/25/37 (h)(n)	135	45
Class M3, 0.5884% 7/25/37 (h)(n)	212	58
Class M4, 0.7184% 7/25/37 (h)(n)	333	77
Class M5, 0.8184% 7/25/37 (h)(n)	174	35
Class M6, 1.0184% 7/25/37 (h)(n)	132	22
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (h)(n)	219	3
Class B2, 3.6684% 9/25/37 (h)(n)	560	3
Class M1, 1.1684% 9/25/37 (h)(n)	210	25
Class M2, 1.2684% 9/25/37 (h)(n)	210	21
Class M4, 1.8184% 9/25/37 (h)(n)	535	32
Class M5, 1.9684% 9/25/37 (h)(n)	535	21
Class M6, 2.1684% 9/25/37 (h)(n)	535	13
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(p)	1,844	70
Series 2007-5A, Class IO, 3.047% 10/25/37 (h)(n)(p)	4,463	443
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (h)(n)	329	311
Class J, 1.0572% 3/15/19 (h)(n)	309	260
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (h)(n)	$ 452	$ 422
Class E, 0.5072% 3/15/22 (h)(n)	2,347	2,173
Class F, 0.5572% 3/15/22 (h)(n)	1,440	1,308
Class G, 0.6072% 3/15/22 (h)(n)	369	326
Class H, 0.7572% 3/15/22 (h)(n)	452	390
Class J, 0.9072% 3/15/22 (h)(n)	452	365
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	144	145
Series 2004-PWR3 Class A3, 4.487% 2/11/41	326	333
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,804
Series 2007-PW16:
Class A4, 5.7154% 6/11/40 (n)	534	577
Class AAB, 5.7154% 6/11/40 (n)	4,740	5,047
Series 2007-PW17 Class A1, 5.282% 6/11/50	318	322
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	326
Class A4, 5.7% 6/11/50	4,380	4,652
Series 2007-T26 Class A1, 5.145% 1/12/45	130	131
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (h)(n)(p)	6,436	0
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,304
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (h)(n)(p)	10,396	147
Series 2006-T22 Class A4, 5.5338% 4/12/38 (n)	114	127
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (h)(n)	146	72
Class C, 5.7154% 6/11/40 (h)(n)	122	48
Class D, 5.7154% 6/11/40 (h)(n)	122	43
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (h)(n)(p)	79,526	834
Series 2007-T28:
Class A1, 5.422% 9/11/42	10	10
Class X2, 0.1654% 9/11/42 (h)(n)(p)	39,180	260
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(n)	518	225
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (h)(n)	597	423
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,120
Class XCL, 2.2784% 5/15/35 (h)(n)(p)	6,108	114
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (h)(n)	$ 326	$ 321
Class G, 0.5402% 8/15/21 (h)(n)	405	393
Class H, 0.5802% 8/15/21 (h)(n)	324	298
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,806
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,365	1,335
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,045	1,043
Class A2, 5.6978% 12/10/49 (n)	1,210	1,230
Class A4, 5.6978% 12/10/49 (n)	3,035	3,274
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	305	306
Class A4, 5.322% 12/11/49	4,053	4,211
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	915
Class C, 5.476% 12/11/49	1,717	343
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (n)	912	970
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	547
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (h)(n)	4,783	4,620
Class C, 0.4772% 4/15/17 (h)(n)	734	709
Class D, 0.5172% 4/15/17 (h)(n)	721	692
Class E, 0.5772% 4/15/17 (h)(n)	230	216
Class F, 0.6172% 4/15/17 (h)(n)	130	118
Class G, 0.7572% 4/15/17 (h)(n)	130	117
Class H, 0.8272% 4/15/17 (h)(n)	130	117
Class J, 1.0572% 4/15/17 (h)(n)	100	84
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (h)(n)	696	661
Class D, 0.5472% 11/15/17 (h)(n)	36	34
Class E, 0.5972% 11/15/17 (h)(n)	128	119
Class F, 0.6572% 11/15/17 (h)(n)	141	128
Class G, 0.7072% 11/15/17 (h)(n)	98	87
Series 2006-CN2A:
Class A2FL, 0.4256% 2/5/19 (h)(n)	1,390	1,337
Class AJFL, 0.4656% 2/5/19 (n)	640	586
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (h)(n)	$ 1,300	$ 1,190
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,720
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,583
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,962
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	2,018	2,208
Series 2006-C8 Class XP, 0.469% 12/10/46 (n)(p)	12,088	132
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,158
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	6,402	6,427
Class A3, 5.542% 1/15/49 (n)	1,824	1,922
Series 2007-C3 Class A4, 5.702% 6/15/39 (n)	549	573
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,104	5,233
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (n)(p)	8,413	121
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	825	871
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (h)(n)	3,254	2,343
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	912
Series 2002-CP5 Class A1, 4.106% 12/15/35	44	44
Series 2004-C1:
Class A3, 4.321% 1/15/37	93	93
Class A4, 4.75% 1/15/37	425	445
Series 2001-CK6 Class AX, 0.837% 8/15/36 (n)(p)	1,073	1
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (h)(n)(p)	1,833	1
Series 2006-C1 Class A3, 5.422% 2/15/39 (n)	3,381	3,545
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (h)(n)	345	300
Class C:
0.3772% 2/15/22 (h)(n)	1,416	1,203
0.4772% 2/15/22 (h)(n)	506	404
Class F, 0.5272% 2/15/22 (h)(n)	1,011	789
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (n)(p)	$ 14,245	$ 133
Class B, 5.487% 2/15/40 (h)(n)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	32	32
Class G, 6.936% 3/15/33 (h)	600	592
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,742
Series 2001-1 Class X1, 1.1681% 5/15/33 (h)(n)(p)	1,403	8
Series 2007-C1 Class XP, 0.193% 12/10/49 (n)(p)	18,874	82
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.5803% 12/10/41 (n)(p)	1,978	3
Series 2005-C1 Class X2, 0.554% 5/10/43 (n)(p)	3,329	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (h)(n)	343	334
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,878
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,802
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (h)(n)(p)	11,644	40
Series 2006-GG7 Class A3, 5.881% 7/10/38 (n)	2,404	2,524
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (h)(n)(p)	20,343	151
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (h)(n)	207	191
Class F, 0.6451% 6/6/20 (h)(n)	634	578
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(n)	1,144	1,099
Class D, 2.3636% 3/6/20 (h)(n)	2,144	2,059
Class F, 2.8433% 3/6/20 (h)(n)	94	91
Class G, 3.0177% 3/6/20 (h)(n)	47	45
Class H, 3.5846% 3/6/20 (h)(n)	42	41
Class J, 4.4568% 3/6/20 (h)(n)	60	59
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	280	280
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (h)(n)(p)	15,037	84
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 3,063	$ 3,058
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	604	603
Series 2007-GG10 Class A2, 5.778% 8/10/45	418	426
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (n)	2,425	2,467
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,076
Class A3, 5.42% 1/15/49	2,510	2,658
Series 2005-CB13 Class E, 5.348% 1/12/43 (h)(n)	461	32
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,519	6,677
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	33
Class CS, 5.466% 1/15/49 (n)	75	13
Class ES, 5.5379% 1/15/49 (h)(n)	472	33
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	109	109
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (h)(n)	588	541
Class C, 0.4172% 11/15/18 (h)(n)	418	380
Class D, 0.4372% 11/15/18 (h)(n)	184	166
Class E, 0.4872% 11/15/18 (h)(n)	265	236
Class F, 0.5372% 11/15/18 (h)(n)	398	346
Class G, 0.5672% 11/15/18 (h)(n)	346	291
Class H, 0.7072% 11/15/18 (h)(n)	265	212
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	632
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	373	380
Class A3, 5.336% 5/15/47	380	397
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (n)	3,198	3,376
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (n)	2,560	2,603
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	263
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (n)	78	35
Class C, 5.7415% 2/12/49 (n)	204	83
Class D, 5.7415% 2/12/49 (n)	214	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (n)	$ 743	$ 792
Series 1998-C1 Class D, 6.98% 2/18/30	203	207
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1064% 4/25/21 (n)	30	21
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	131	132
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	510	510
Series 2006-C7:
Class A2, 5.3% 11/15/38	842	846
Class A3, 5.347% 11/15/38	679	711
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	23	23
Class A4, 5.424% 2/15/40	2,738	2,918
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,067
Series 2001-C3 Class B, 6.512% 6/15/36	318	318
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,004
Series 2005-C3 Class XCP, 0.78% 7/15/40 (n)(p)	2,075	10
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (n)(p)	4,202	56
Series 2007-C1 Class XCP, 0.472% 2/15/40 (n)(p)	1,566	16
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,214
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,039
Class XCP, 0.2822% 9/15/45 (n)(p)	68,438	583
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (h)(n)	292	259
Class E, 0.4972% 9/15/21 (h)(n)	1,054	922
Class F, 0.5472% 9/15/21 (h)(n)	868	751
Class G, 0.5672% 9/15/21 (h)(n)	1,714	1,424
Class H, 0.6072% 9/15/21 (h)(n)	442	350
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,623
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (n)	715	724
Series 2005-LC1 Class F, 5.3796% 1/12/44 (h)(n)	793	404
Series 2006-C1 Class A2, 5.6285% 5/12/39 (n)	886	905
Series 2007-C1 Class A4, 5.8267% 6/12/50 (n)	3,452	3,662
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,098
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (n)	$ 382	$ 373
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (n)	970	988
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	826
Series 2007-5:
Class A3, 5.364% 8/12/48	356	361
Class A4, 5.378% 8/12/48	36	37
Class B, 5.479% 8/12/48	2,736	1,110
Series 2007-6:
Class A1, 5.175% 3/12/51	12	12
Class A4, 5.485% 3/12/51 (n)	7,400	7,766
Series 2007-7 Class A4, 5.7436% 6/12/50 (n)	3,192	3,441
Series 2007-8 Class A1, 4.622% 8/12/49	45	46
Series 2006-4 Class XP, 0.6205% 12/12/49 (n)(p)	14,993	283
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	410
Series 2007-7 Class B, 5.7436% 6/12/50 (n)	79	21
Series 2007-8 Class A3, 5.9665% 8/12/49 (n)	787	836
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (h)(n)	272	163
Series 2007-XCLA Class A1, 0.408% 7/17/17 (h)(n)	495	450
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (h)(n)	523	473
Class D, 0.398% 10/15/20 (h)(n)	507	453
Class E, 0.458% 10/15/20 (h)(n)	634	560
Class F, 0.508% 10/15/20 (h)(n)	380	318
Class G, 0.548% 10/15/20 (h)(n)	470	368
Class H, 0.638% 10/15/20 (h)(n)	296	214
Class J, 0.788% 10/15/20 (h)(n)	338	203
Class MHRO, 0.898% 10/15/20 (h)(n)	369	310
Class MJPM, 1.208% 10/15/20 (h)(n)	18	16
Class NHRO, 1.098% 10/15/20 (h)(n)	558	446
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (h)(n)(p)	2,407	0
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,266	1,277
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)	462	480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	115	115
Series 2007-T25 Class A1, 5.391% 11/12/49	124	124
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (h)(n)(p)	$ 5,397	$ 8
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (h)(n)(p)	8,118	39
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (h)(n)(p)	6,608	42
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (n)	538	541
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (n)	1,147	1,181
Class A4, 5.73% 10/15/42 (n)	274	301
Series 2006-T23 Class A3, 5.8184% 8/12/41 (n)	466	497
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,421
Class AAB, 5.654% 4/15/49	2,650	2,810
Class B, 5.7233% 4/15/49 (n)	224	101
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	64	64
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (h)(n)	969	930
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (h)(n)	1,239	1,100
Class F, 0.5502% 9/15/21 (h)(n)	1,426	1,253
Class G, 0.5702% 9/15/21 (h)(n)	1,351	1,134
Class J, 0.8072% 9/15/21 (h)(n)	300	215
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (h)(n)	98	88
Class AP2, 1.0072% 6/15/20 (h)(n)	163	144
Class F, 0.6872% 6/15/20 (h)(n)	3,171	2,061
Class LXR1, 0.9072% 6/15/20 (h)(n)	112	90
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	1,130	1,133
Series 2003-C8 Class A3, 4.445% 11/15/35	3,409	3,416
Series 2006-C27 Class A2, 5.624% 7/15/45	23	23
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,570
Series 2007-C30:
Class A3, 5.246% 12/15/43	783	793
Class A4, 5.305% 12/15/43	268	276
Class A5, 5.342% 12/15/43	976	1,016
Series 2007-C31 Class A4, 5.509% 4/15/47	2,061	2,196
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (n)	$ 2,867	$ 2,896
Class A3, 5.7428% 6/15/49 (n)	1,548	1,628
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(n)	433	426
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(n)	701	703
Class 180B, 5.3979% 10/15/41 (h)(n)	319	319
Series 2005-C19 Class B, 4.892% 5/15/44	912	842
Series 2005-C22:
Class B, 5.3592% 12/15/44 (n)	2,022	1,539
Class F, 5.3592% 12/15/44 (h)(n)	1,521	675
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,429
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	1,354
Class D, 5.513% 12/15/43 (n)	1,459	575
Class XP, 0.4412% 12/15/43 (h)(n)(p)	9,744	98
Series 2007-C31 Class C, 5.6883% 4/15/47 (n)	251	119
Series 2007-C31A Class A2, 5.421% 4/15/47	6,763	7,037
Series 2007-C32:
Class D, 5.7428% 6/15/49 (n)	685	291
Class E, 5.7428% 6/15/49 (n)	1,080	340
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (n)	604	650
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,227)		288,025
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	1,700	1,763
California Gen. Oblig. 7.5% 4/1/34	3,275	3,884
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,240
Series 2011:
5.665% 3/1/18	3,000	3,216
5.877% 3/1/19	2,915	3,117
TOTAL MUNICIPAL SECURITIES (Cost $14,931)		16,220
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12	$ 1,794	$ 1,833
United Mexican States 6.05% 1/11/40	3,926	4,495
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,796)		6,328
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $136)	143	152
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	8,305	6,146
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (n)	3,531	3,390
		9,536
Media - 0.1%
Hicks Sports Group LLC Tranche 2LN, term loan 12/22/11 (d)(n)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,210
Tribune Co. Tranche X, term loan 3/17/09 (d)(n)	1,188	701
Univision Communications, Inc. term loan 4.4709% 3/31/17 (n)	11,193	9,626
		17,540
Specialty Retail - 0.1%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (n)	4,256	4,022
Tranche B2, term loan 4.75% 7/31/16 (n)	1,495	1,413
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (n)	4,940	4,607
		10,042
TOTAL CONSUMER DISCRETIONARY		37,118
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (n)	5,990	5,840
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (n)	$ 3,924	$ 3,767
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.2458% 11/4/13 (n)	222	200
EGL term loan 3.2529% 11/4/13 (n)	2,202	1,981
term loan 3.2529% 11/4/13 (n)	266	240
		2,421
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4411% 10/10/16 (n)	930	765
term loan 4.5217% 10/10/16 (n)	6,221	5,117
		5,882
TOTAL FINANCIALS		8,303
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 11.5% 2/4/13 (n)	2,500	1,888
National Renal Institutes, Inc. Tranche B, term loan 9.25% 3/31/13 (n)	11,411	11,639
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0728% 6/15/15 (n)	17,840	16,145
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (n)	2,250	2,183
		31,855
INDUSTRIALS - 0.0%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7208% 3/23/14 (n)	4,529	3,782
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3% 2/7/15 (n)	985	749
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.0%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (n)	$ 4,485	$ 4,300
TOTAL INDUSTRIALS		8,831
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.0643% 10/27/14 (n)	1,798	1,627
Tranche B 3LN, term loan 4.8143% 10/26/17 (n)	3,611	3,160
SafeNet, Inc. Tranche 2LN, term loan 6.2208% 4/12/15 (n)	7,500	7,200
		11,987
Internet Software & Services - 0.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (n)	2,711	2,711
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 5.9958% 6/11/15 (n)	23,730	23,018
SS&C Technologies, Inc. term loan 2.2384% 11/23/12 (n)	267	265
		23,283
TOTAL INFORMATION TECHNOLOGY		37,981
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Asurion LLC:
term loan 9% 5/24/19 (n)	6,210	5,946
Tranche B, term loan 5.5% 5/24/18 (n)	10,050	9,422
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,355	12,205
term loan 6.875% 8/11/15	1,702	1,706
		29,279
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.25% 12/31/14 (n)	$ 810	$ 24
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7396% 10/10/17 (n)	25,196	18,361
		18,385
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Tranche B, term loan:
9.25% 8/5/16 (n)	397	389
9.25% 8/5/16 (n)	214	207
Nebraska Energy, Inc. Tranche 2LN, term loan 4.75% 5/1/14 (n)	12,400	11,408
		12,004
TOTAL UTILITIES		30,389
TOTAL FLOATING RATE LOANS (Cost $201,527)		193,363
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,354)	3,066	3,450
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (i)(n) (Cost $554)	975	832
Fixed-Income Funds - 7.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	2,529,627	277,955
Fidelity Mortgage Backed Securities Central Fund (o)	10,607,350	1,146,867
TOTAL FIXED-INCOME FUNDS (Cost $1,331,811)		1,424,822
Money Market Funds - 6.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	1,081,243,929	$ 1,081,244
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,030,730	63,031
TOTAL MONEY MARKET FUNDS (Cost $1,144,275)		1,144,275
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (c) (Cost $46,667)	$ 46,667	46,667
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $18,145,669)		19,633,670
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(1,003,480)
NET ASSETS - 100%		$ 18,630,190
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (m)

	Sept. 2037	$ 7,962	$ (7,525)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,526	(6,167)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (m)	Sept. 2037	1,497	(1,415)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (m)	Sept. 2037	6,526	(6,167)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (m)	Sept. 2037	6,346	(5,997)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (m)	Sept. 2037	5,448	(5,149)
		$ 34,305	$ (32,420)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $703,479,000 or 3.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $34,395,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,806,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Legend Pictures LLC	9/23/10	$ 35,000
Michael Kors Holdings Ltd.	7/8/11	$ 30,000
Station Holdco LLC	6/17/11	$ 1,331
Station Holdco LLC Warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$46,667,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 46,667
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,324
Fidelity Corporate Bond 1-10 Year Central Fund	15,591
Fidelity Mortgage Backed Securities Central Fund	32,186
Fidelity Securities Lending Cash Central Fund	3,599
Total	$ 52,700
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 277,955	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	302,387	-	1,146,867	8.9%
Total	$ 1,336,053	$ 302,387	$ 239,305	$ 1,424,822
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 14,652
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	22,913
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 37,565
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,417,437	$ 1,307,323	$ 45,092	$ 65,022
Consumer Staples	1,541,310	1,492,866	48,444	-
Energy	1,667,176	1,667,176	-	-
Financials	1,367,100	1,337,181	28,514	1,405
Health Care	1,280,092	1,277,164	2,928	-
Industrials	1,118,837	1,118,629	-	208
Information Technology	1,994,600	1,971,574	-	23,026
Materials	314,512	311,558	2,954	-
Telecommunication Services	30,447	30,447	-	-
Utilities	171,852	108,386	63,466	-
Corporate Bonds	2,046,762	-	2,035,621	11,141
U.S. Government and Government Agency Obligations	1,907,940	-	1,907,940	-
U.S. Government Agency - Mortgage Securities	1,510,362	-	1,510,362	-
Asset-Backed Securities	62,361	-	49,661	12,700
Collateralized Mortgage Obligations	78,748	-	76,231	2,517
Commercial Mortgage Securities	288,025	-	259,369	28,656
Municipal Securities	16,220	-	16,220	-
Foreign Government and Government Agency Obligations	6,328	-	6,328	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	193,363	-	193,363	-
Bank Notes	3,450	-	3,450	-
Preferred Securities	832	-	832	-
Fixed-Income Funds	1,424,822	1,424,822	-	-
Money Market Funds	1,144,275	1,144,275	-	-
Cash Equivalents	46,667	-	46,667	-
Total Investments in Securities:	$ 19,633,670	$ 13,191,401	$ 6,297,594	$ 144,675
Derivative Instruments:
Liabilities
Swap Agreements	$ (32,420)	$ -	$ (32,420)	$ -
Other Financial Instruments:
Forward Commitments	$ 1,898	$ -	$ 1,898	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	4,655
Total Unrealized Gain (Loss)	4,051
Cost of Purchases	108,190
Proceeds of Sales	(22,975)
Amortization/Accretion	1,116
Transfers in to Level 3	9,955
Transfers out of Level 3	(38,739)
Ending Balance	$ 144,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 3,684

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (32,420)
Total Value of Derivatives	$ -	$ (32,420)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	5.1%
BBB	3.5%
BB	2.1%
B	3.4%
CCC,CC,C	1.2%
D	0.0%
Not Rated	0.3%
Equities	58.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
United Kingdom	1.5%
France	1.4%
Ireland	1.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.2%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $38,013,000 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $106,513 and repurchase agreements of $46,667) - See accompanying schedule: Unaffiliated issuers (cost $15,633,004)	$ 17,027,008
Fidelity Central Funds (cost $2,476,086)	2,569,097
Other affiliated issuers (cost $36,579)	37,565
Total Investments (cost $18,145,669)		$ 19,633,670
Commitment to sell securities on a delayed delivery basis	(736,185)
Receivable for securities sold on a delayed delivery basis	738,083	1,898
Receivable for investments sold		28,244
Cash		578
Receivable for swap agreements		4
Receivable for fund shares sold		8,809
Dividends receivable		18,631
Interest receivable		50,277
Distributions receivable from Fidelity Central Funds		1,297
Other receivables		1,013
Total assets		19,744,421

Liabilities
Payable for investments purchased Regular delivery	$ 139,461
Delayed delivery	812,246
Payable for swap agreements	455
Payable for fund shares redeemed	10,057
Swap agreements, at value	32,420
Accrued management fee	6,230
Other affiliated payables	2,655
Other payables and accrued expenses	1,009
Collateral on securities loaned, at value	109,698
Total liabilities		1,114,231

Net Assets		$ 18,630,190
Net Assets consist of:
Paid in capital		$ 17,295,087
Undistributed net investment income		87,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,460,066
Net Assets		$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Puritan: Net Asset Value, offering price and redemption price per share ($15,419,589 ÷ 870,109 shares)	$ 17.72

Class K: Net Asset Value, offering price and redemption price per share ($3,210,601 ÷ 181,174 shares)	$ 17.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 165,972
Interest		278,156
Income from Fidelity Central Funds		52,700
Total income		496,828

Expenses
Management fee	$ 79,094
Transfer agent fees	30,323
Accounting and security lending fees	1,982
Custodian fees and expenses	460
Independent trustees' compensation	107
Appreciation in deferred trustee compensation account	2
Registration fees	133
Audit	249
Legal	146
Miscellaneous	214
Total expenses before reductions	112,710
Expense reductions	(1,112)	111,598
Net investment income (loss)		385,230
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,637,295
Fidelity Central Funds	18,783
Other affiliated issuers	601
Foreign currency transactions	(4,968)
Swap agreements	(7,503)
Total net realized gain (loss)		1,644,208
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $33)	474,601
Assets and liabilities in foreign currencies	1
Swap agreements	6,248
Delayed delivery commitments	1,818
Total change in net unrealized appreciation (depreciation)		482,668
Net gain (loss)		2,126,876
Net increase (decrease) in net assets resulting from operations		$ 2,512,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 385,230	$ 457,109
Net realized gain (loss)	1,644,208	1,031,992
Change in net unrealized appreciation (depreciation)	482,668	(142,516)
Net increase (decrease) in net assets resulting from operations	2,512,106	1,346,585
Distributions to shareholders from net investment income	(395,907)	(441,719)
Distributions to shareholders from net realized gain	(3,264)	(11,495)
Total distributions	(399,171)	(453,214)
Share transactions - net increase (decrease)	(816,545)	(1,140,096)
Total increase (decrease) in net assets	1,296,390	(246,725)

Net Assets
Beginning of period	17,333,800	17,580,525
End of period (including undistributed net investment income of $87,615 and undistributed net investment income of $124,277, respectively)	$ 18,630,190	$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69
Income from Investment Operations
Net investment income (loss)B	.35	.40	.45	.50	.59
Net realized and unrealized gain (loss)	1.93	.75	(2.00)	(1.80)	1.70
Total from investment operations	2.28	1.15	(1.55)	(1.30)	2.29
Distributions from net investment income	(.36)	(.39)	(.44)	(.55)	(.59)
Distributions from net realized gain	-F	(.01)	(.02)	(1.62)	(.85)
Total distributions	(.37)H	(.40)	(.46)G	(2.17)	(1.44)
Net asset value, end of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Total ReturnA	14.38%	7.61%	(8.76)%	(7.35)%	12.18%
Ratios to Average Net AssetsC,E
Expenses before reductions	.60%	.61%	.67%	.61%	.60%
Expenses net of fee waivers, if any	.60%	.61%	.67%	.61%	.60%
Expenses net of all reductions	.59%	.61%	.67%	.60%	.59%
Net investment income (loss)	1.96%	2.48%	3.30%	2.72%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15,420	$ 15,054	$ 16,111	$ 21,427	$ 25,719
Portfolio turnover rateD	154%I	104%	116%I	115%	70%I

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss)D	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.93	.74	(1.99)	(1.16)
Total from investment operations	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-I	(.01)	(.02)	-
Total distributions	(.39)	(.42)	(.48)J	(.13)
Net asset value, end of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total ReturnB,C	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.48%	.48%	.50%	.48%A
Expenses net of fee waivers, if any	.48%	.48%	.50%	.48%A
Expenses net of all reductions	.47%	.47%	.50%	.48%A
Net investment income (loss)	2.09%	2.61%	3.47%	3.21%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rateF	154%K	104%	116%K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,120,098
Gross unrealized depreciation	(772,927)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,347,171

Tax Cost	$ 18,286,499

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 54,551
Capital loss carryforward	$ (38,013)
Net unrealized appreciation (depreciation)	$ 1,319,236

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 399,171	$ 453,214

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	(7,029)	6,248
Interest Rate Risk
Swap Agreements	(474)	-
Totals (a)	$ (7,503)	$ 6,248

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $34,305 representing 0.18% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $13,681,540 and $14,936,836, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	28,791.17
Class K	1,532.05
	$ 30,323

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $266 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,207 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $239,305 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $18,783 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $251. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $258. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,599 (including $117 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,107 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Puritan	$ 333,862	$ 395,626
Class K	62,045	46,093
Total	$ 395,907	$ 441,719
From net realized gain
Puritan	$ 2,823	$ 10,418
Class K	441	1,077
Total	$ 3,264	$ 11,495

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Puritan
Shares sold	80,583	76,931	$ 1,457,491	$ 1,241,703
Reinvestment of distributions	17,715	24,218	318,717	385,575
Shares redeemed	(180,664)	(218,263)	(3,262,008)	(3,516,873)
Net increase (decrease)	(82,366)	(117,114)	$ (1,485,800)	$ (1,889,595)
Class K
Shares sold	63,847	67,219	$ 1,155,980	$ 1,078,159
Reinvestment of distributions	3,457	2,954	62,486	47,170
Shares redeemed	(30,388)	(23,457)	(549,211)	(375,830)
Net increase (decrease)	36,916	46,716	$ 669,255	$ 749,499

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer Edward C. Johnson 3d and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 6.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class K designates $147,068,243 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 12%, 40%, 38% and 39% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 11%, 38%, 51% and 52% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-UANN-1011
1.863164.102

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$122,000	$-	$5,300	$12,200
Fidelity Puritan Fund	$231,000	$-	$5,300	$11,300

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$138,000	$-	$5,100	$12,400
Fidelity Puritan Fund	$244,000	$-	$5,100	$11,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,330,000	$5,170,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011